UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2016

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2016 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	65.4%
Cayman Islands	8.2
United Kingdom	1.2
China	1.0
France	0.8
Brazil	0.6
Japan	0.6
Netherlands	0.6
Italy	0.4
Singapore	0.4
Spain	0.4
Switzerland	0.4
Canada	0.2
Mexico	0.2
Venezuela	0.2
Belgium	0.1
Bermuda	0.1
Germany	0.1
Israel	0.1
Poland	0.1
Russian Federation	0.1
Sweden	0.1
Argentina	0.0	[1]
Australia	0.0	[1]
Chile	0.0	[1]
Cyprus	0.0	[1]
Denmark	0.0	[1]
Ecuador	0.0	[1]
Greece	0.0	[1]
Hong Kong	0.0	[1]
India	0.0	[1]
Indonesia	0.0	[1]
Ireland	0.0	[1]
Luxembourg	0.0	[1]
Peru	0.0	[1]
Puerto Rico	0.0	[1]
Republic of Korea	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Uruguay	0.0	[1]
Other[2]	16.7
Securities Sold Short	(23.4)
Other Assets and Liabilities[3]	25.4

Total	100.0%

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2016 (Unaudited)

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Common Stock	30.3%
Mortgage-Backed Securities	25.5
Asset-Backed Securities	9.1
Sovereign Debt	7.2
Corporate Bonds & Notes	7.1
Short-Term Investment—Money Market Fund	7.1
Investments in Investee Funds	5.6
U.S. Treasury Obligations	2.6
Exchange-Traded Funds	2.1
U.S. Government Sponsored Agency Securities	0.6
Convertible Bond	0.3
Bank Loans	0.2
Other[1]	0.3
Securities Sold Short	(23.4)
Other Assets and Liabilities[2]	25.4

Total	100.0%

[1]	Includes Purchased Options.
[2]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[3]	Percentage of Total Investments in Securities
AAA/Aaa[4]	4.1%
AA/Aa	1.8
A	1.2
BBB/Baa	5.0
BB/Ba	6.9
B	13.8
CCC/Caa	3.0
CC/Ca	0.5
C	0.1
D	0.2
Not Rated	22.8
Other[5]	40.6

Total Investments in Securities	100.0%

[3]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[4]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[5]	Includes Common Stock, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	3.7%
Retail—Discretionary	3.0
Medical Equipment & Devices	2.4
Health Care Facilities & Services	2.3
Software	2.3
Media	1.9
Chemicals	1.8
Publishing & Broadcasting	1.7
Semiconductors	1.6

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2016 (Unaudited)

Industry	Percentage of Total Net Assets
Gaming, Lodging & Restaurants	1.3
Hardware	1.2
Telecommunications	1.2
Consumer Products	1.1
Integrated Oils	1.0
Oil, Gas & Coal	0.8
Real Estate	0.8
Retail—Consumer Staples	0.7
Casinos & Gaming	0.6
Metals & Mining	0.6
Financial Services	0.5
Transportation & Logistics	0.5
Asset Management	0.4
Banking	0.4
Electrical Equipment	0.4
Insurance	0.4
Wireless Telecommunication Services	0.4
Aerospace & Defense	0.3
Containers & Packaging	0.3
Forest & Paper Products Manufacturing	0.3
Home & Office Products	0.3
Software & Services	0.3
Technology Services	0.3
Apparel & Textile Products	0.2
Automotive	0.2
Consumer Services	0.2
Industrial Other	0.2
Industrial Services	0.2
Oil & Gas Services & Equipment	0.2
Passenger Transportation	0.2
Retail—Consumer Discretionary	0.2
Specialty Finance	0.2
Commercial Services	0.1
Consumer Finance	0.1
Design Manufacturing & Distribution	0.1
Engineering & Construction Services	0.1
Exploration & Production	0.1
Food & Beverage	0.1
Iron & Steel	0.1
Machinery	0.1
Managed Care	0.1
Pipeline	0.1
Recreation Facilities & Services	0.1
Travel & Lodging	0.1
Utilities	0.1
Advertising & Marketing	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2016 (Unaudited)

Industry	Percentage of Total Net Assets
Automobiles Manufacturing	0.0	[1]
Construction Materials	0.0	[1]
Distributors—Consumer Staples	0.0	[1]
Distributors—Discretionary	0.0	[1]
Electrical Equipment Manufacturing	0.0	[1]
Entertainment Resources	0.0	[1]
Forest & Paper Products	0.0	[1]
Homebuilders	0.0	[1]
Institutional Financial Services	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Property & Casualty Insurance	0.0	[1]
Railroad	0.0	[1]
Refining & Marketing	0.0	[1]
Renewable Energy	0.0	[1]
Transportation Equipment	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]
Wireline Telecommunication Services	0.0	[1]
Other[2]	60.1
Securities Sold Short	(23.4)
Other Assets and Liabilities[3]	25.4

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 98.0%
COMMON STOCK — 30.3%
Argentina — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	37,000	$422,170

Retail—Discretionary — 0.0%
MercadoLibre, Inc.	300	55,491

Total Argentina		477,661

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton PLC ADR	18,600	565,068

Software — 0.0%
Atlassian Corp. PLC Class A (a)	2,500	74,925

Total Australia		639,993

Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (b),(a)	8,564	551,090

Insurance — 0.1%
Ageas	52,183	1,907,987

Total Belgium		2,459,077

Bermuda — 0.0%
Industrial Services — 0.0%
Triton International Ltd.	700	9,233

Insurance — 0.0%
Aspen Insurance Holdings Ltd.	7,900	368,061

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,200	12,012

Total Bermuda		389,306

Brazil — 0.0%
Banking — 0.0%
Banco Bradesco SA ADR	1,630	14,784
Itau Unibanco Holding SA ADR	17,400	190,356

		205,140

Chemicals — 0.0%
Braskem SA ADR	3,900	59,982

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	11,300	$80,795

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,900	137,974
Cia Energetica de Minas Gerais ADR (c)	26,700	69,153
Cia Paranaense de Energia ADR	1,200	12,444

		219,571

Total Brazil		565,488

Canada — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (a),(c)	4,100	8,364

Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	13,500	114,345

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	936

Hardware — 0.0%
Sierra Wireless, Inc. (a)	100	1,441

Insurance — 0.0%
Sun Life Financial, Inc.	21,400	696,356

Media — 0.0%
Points International Ltd. (a),(c)	100	893
Shopify, Inc. Class A (a)	8,400	360,528

		361,421

Metals & Mining — 0.1%
B2Gold Corp. (a)	6,500	17,095
Dominion Diamond Corp. (c)	10,200	99,348
Eldorado Gold Corp.	41,300	162,309
Fortuna Silver Mines, Inc. (a)	100	724
Great Panther Silver Ltd. (a)	2,400	3,240
IAMGOLD Corp. (a)	8,700	35,235
Kinross Gold Corp. (a)	45,700	192,397
Nevsun Resources Ltd. (c)	7,600	23,028
New Gold, Inc. (a)	92,900	404,115
Silver Wheaton Corp.	2,600	70,278
Taseko Mines Ltd. (a),(c)	200	96

		1,007,865

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	4,400	$30,932
Gran Tierra Energy, Inc. (a),(c)	25,200	75,852
TransGlobe Energy Corp. (c)	800	1,576

		108,360

Passenger Transportation — 0.0%
Student Transportation, Inc. (c)	3,600	21,564

Specialty Finance — 0.0%
MFC Industrial Ltd. (a),(c)	400	820

Total Canada		2,321,472

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	1,600	18,592

Total Cayman Islands		18,592

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	11,400	306,660

Utilities — 0.0%
Empresa Nacional de Electricidad SA ADR	4,900	97,216

Total Chile		403,876

China — 1.0%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (a)	200	5,222

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a),(c)	500	2,950

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	237

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR (a)	23,000	1,066,280
TAL Education Group ADR (a)	100	7,084
Tarena International, Inc. ADR	900	13,032

		1,086,396

Financial Services — 0.3%
Mandatory Exchangeable Trust (b),(c)	100,000	12,907,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
China Lodging Group Ltd. ADR	18,200	$820,638

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	9,700	126,876
CNinsure, Inc. ADR (a),(c)	4,400	33,880
PICC Property & Casualty Co. Ltd. H Shares	720,000	1,207,130

		1,367,886

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a),(c)	6,100	135,237

Media — 0.2%
Autohome, Inc. ADR (a)	6,900	167,325
Leju Holdings Ltd. ADR (a)	800	4,272
Phoenix New Media Ltd. ADR (a)	800	3,120
SINA Corp. (a)	53,200	3,927,756
Sohu.com, Inc. (a),(c)	22,500	995,625
Weibo Corp. ADR (a)	58,030	2,909,624
Xunlei Ltd. ADR (a)	8,300	44,737
Zhaopin Ltd. ADR (a),(c)	2,940	44,100

		8,096,559

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (c)	1,900	53,485
Guangshen Railway Co. Ltd. ADR (c)	200	5,226

		58,711

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (c)	37,800	238,896

Retail—Discretionary — 0.2%
Alibaba Group Holding Ltd. ADR (a),(c)	79,310	8,390,205
Jumei International Holding Ltd. ADR (a)	5,900	34,515

		8,424,720

Software — 0.1%
Changyou.com Ltd. ADR (a),(c)	400	10,900
Momo, Inc. ADR (a)	23,700	533,250
NetEase, Inc. ADR	11,000	2,648,580

		3,192,730

Technology Services — 0.0%
Baozun, Inc. (a)	1,200	18,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.2%
China Mobile Ltd.	760,000	$9,336,116

Total China		45,691,406

Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	500	420

Total Cyprus		420

Denmark — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Novo Nordisk A/S ADR	200	8,318

Total Denmark		8,318

France — 0.4%
Aerospace & Defense — 0.3%
Airbus Group SE	185,003	11,220,644

Asset Management — 0.0%
Amundi SA (d)	26,612	1,389,774

Banking — 0.0%
BNP Paribas SA	34,491	1,773,994

Gaming, Lodging & Restaurants — 0.1%
Accor SA	59,669	2,367,622

Total France		16,752,034

Germany — 0.1%
Health Care Facilities & Services — 0.1%
Fresenius SE & Co. KGaA	28,632	2,287,167

Total Germany		2,287,167

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (c)	13,500	135,000
Costamare, Inc. (c)	12,400	113,336
DryShips, Inc. (a)	167	76
Safe Bulkers, Inc.	10,700	15,087
StealthGas, Inc. (a),(c)	1,500	5,190
Tsakos Energy Navigation Ltd.	10,700	51,574

Total Greece		320,263

Hong Kong — 0.0%
Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	6,643

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Insurance — 0.0%
AIA Group Ltd.	239,000	$1,607,213

Media — 0.0%
Global Sources Ltd. (a)	1,000	8,480

Total Hong Kong		1,622,336

India — 0.0%
Banking — 0.0%
State Bank of India GDR	32,125	1,196,656

Metals & Mining — 0.0%
Vedanta Ltd. ADR	200	2,074

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a)	5,600	167,720

Total India		1,366,450

Indonesia — 0.0%
Banking — 0.0%
PT Bank Central Asia Tbk	1,342,600	1,619,401

Total Indonesia		1,619,401

Ireland — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Amarin Corp. PLC ADR (a)	19,300	61,567

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR (c)	5,500	72,710

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	6,575	493,322

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR (c)	4,200	48,678

Total Ireland		676,277

Israel — 0.1%
Consumer Products — 0.0%
SodaStream International Ltd. (a)	4,200	111,552

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	424
Orbotech Ltd. (a),(c)	19,100	565,551

		565,975

Hardware — 0.0%
AudioCodes Ltd. (a)	100	534

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Radware Ltd. (a),(c)	7,000	$96,180
Silicom Ltd.	200	8,280

		104,994

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	300	11,313

Media — 0.1%
Wix.com Ltd. (a)	30,300	1,315,929

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a),(c)	7,200	51,552

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(c)	1,800	21,276

Software — 0.0%
Attunity Ltd. (a)	500	3,320
Mind CTI Ltd.	200	432
Sapiens International Corp. NV (c)	1,400	17,878

		21,630

Technology Services — 0.0%
Magic Software Enterprises Ltd. (c)	600	4,290

Total Israel		2,208,511

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (d)	607,675	2,966,343

Banking — 0.0%
Banca Generali SpA	68,217	1,309,380
Banca Popolare dell’Emilia Romagna	61,007	227,335

		1,536,715

Technology Services — 0.1%
Cerved Information Solutions SpA	310,258	2,620,805

Telecommunications — 0.2%
Telecom Italia SpA (a)	11,527,868	9,578,505

Total Italy		16,702,368

Japan — 0.6%
Automotive — 0.1%
Denso Corp. (e)	33,700	1,344,783
Mazda Motor Corp. (e)	220,000	3,375,188

		4,719,971

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Consumer Products — 0.1%
MEIJI Holdings Co. Ltd.	35,000	$3,475,170

Electrical Equipment — 0.1%
Daikin Industries Ltd. (e)	21,800	2,034,284
Keyence Corp.	5,100	3,736,714

		5,770,998

Hardware — 0.1%
Sony Corp.	190,900	6,324,630

Insurance — 0.0%
Tokio Marine Holdings, Inc.	40,800	1,564,679

Passenger Transportation — 0.1%
West Japan Railway Co. (e)	57,800	3,585,578

Real Estate — 0.1%
Mitsui Fudosan Co. Ltd.	161,000	3,425,179

Telecommunications — 0.0%
SoftBank Group Corp. (b)	11,900	771,222

Total Japan		29,637,427

Luxembourg — 0.0%
Iron & Steel — 0.0%
ArcelorMittal (a)	100	604
Ternium SA ADR (c)	21,300	418,119

Total Luxembourg		418,723

Netherlands — 0.6%
Banking — 0.0%
ING Groep NV	123,657	1,526,621
ING Groep NV ADR	15,400	190,036

		1,716,657

Insurance — 0.0%
Aegon NV	2,454	9,473

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	49	2,453

Semiconductors — 0.1%
NXP Semiconductor NV (b),(a),(c),(e)	60,675	6,189,457

Software — 0.1%
InterXion Holding NV (b),(a)	87,000	3,151,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.4%
Koninklijke KPN NV	5,003,772	$16,601,200

Total Netherlands		27,670,380

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	1,000	152,220

Total Peru		152,220

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a),(c)	18,100	94,120

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a),(c)	4,100	89,913

Technology Services — 0.0%
Evertec, Inc.	18,900	317,142

Total Puerto Rico		501,175

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR (c)	800	10,176

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a)	12,600	105,084

Telecommunications — 0.0%
SK Telecom Co. Ltd. ADR	2,100	47,460

Total Republic of Korea		162,720

Russian Federation — 0.1%
Banking — 0.1%
Sberbank of Russia PJSC ADR	338,900	3,192,438

Media — 0.0%
Yandex NV A Shares (a)	18,900	397,845

Total Russian Federation		3,590,283

Singapore — 0.4%
Machinery — 0.0%
China Yuchai International Ltd. (c)	2,494	27,060

Semiconductors — 0.4%
Broadcom Ltd.	99,886	17,232,333
Kulicke & Soffa Industries, Inc. (a),(c)	27,700	358,161

Total Singapore		17,617,554

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
South Africa — 0.0%
Metals & Mining — 0.0%
AngloGold Ashanti Ltd. ADR (a)	42,000	$668,640
Gold Fields Ltd. ADR	141,800	687,730
Harmony Gold Mining Co. Ltd. ADR	68,400	238,716

		1,595,086

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	14,500	124,120

Total South Africa		1,719,206

Spain — 0.1%
Banking — 0.1%
CaixaBank SA	691,137	1,746,509

Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	65,600	1,047,632

Total Spain		2,794,141

Switzerland — 0.4%
Apparel & Textile Products — 0.0%
Cie Financiere Richemont SA (b)	3,854	235,046
Swatch Group AG (The) (b)	228	64,635

		299,681

Asset Management — 0.0%
Julius Baer Group Ltd. (b)	1,656	67,502
UBS Group AG (b)	26,978	368,531

		436,033

Biotechnology & Pharmaceuticals — 0.1%
Actelion Ltd. (b)	759	131,712
Novartis AG (b),(c)	16,992	1,341,014
Roche Holding AG (b)	5,190	1,289,707

		2,762,433

Chemicals — 0.3%
Givaudan SA (b)	73	148,826
Syngenta AG (b),(c)	26,696	11,691,313

		11,840,139

Commercial Services — 0.0%
Adecco SA (b)	1,256	70,795
SGS SA (b)	41	91,872

		162,667

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Construction Materials — 0.0%
LafargeHolcim Ltd. (b)	1,777	$96,251

Consumer Products — 0.0%
Nestle SA (b)	23,822	1,881,082

Electrical Equipment — 0.0%
ABB Ltd. (b)	16,248	366,197
TE Connectivity Ltd.	29,100	1,873,458

		2,239,655

Home & Office Products — 0.0%
Geberit AG (b)	281	123,174

Institutional Financial Services — 0.0%
Credit Suisse Group AG (b)	11,281	148,262

Insurance — 0.0%
Swiss Life Holding AG (b)	99	25,673
Swiss Re AG (b)	2,604	235,189
Zurich Insurance Group AG (b)	1,107	285,489

		546,351

Telecommunications — 0.0%
Swisscom AG (b)	172	81,815

Total Switzerland		20,617,543

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	17,500	63,875

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR (c)	17,300	102,243
Himax Technologies, Inc. ADR	13,700	117,683
Silicon Motion Technology Corp. ADR	5,200	269,308
Siliconware Precision Industries Co. Ltd. ADR	20	148
United Microelectronics Corp. ADR	36,200	66,970

		556,352

Total Taiwan		620,227

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(c)	25,100	1,119,209

Total Thailand		1,119,209

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
United Kingdom — 1.0%
Biotechnology & Pharmaceuticals — 0.1%
Shire PLC	78,911	$5,102,632

Consumer Products — 0.1%
Coca-Cola European Partners PLC (e)	79,259	3,162,434
SABMiller PLC (b),(c)	43,103	2,510,726
Unilever NV	24	1,106

		5,674,266

Insurance — 0.1%
Aviva PLC ADR	344,244	1,964,281
Prudential PLC ADR	137	4,892

		1,969,173

Media — 0.4%
Liberty Global PLC (a),(e)	72,493	2,033,429
Liberty Global PLC (a),(c)	525,869	17,374,712

		19,408,141

Real Estate — 0.0%
Kennedy Wilson Europe Real Estate PLC	128,431	1,670,591

Telecommunications — 0.3%
BT Group PLC	1,732,586	8,717,190
Vodafone Group PLC	1,468,338	4,211,080
Vodafone Group PLC ADR (e)	34,993	1,020,046

		13,948,316

Total United Kingdom		47,773,119

United States — 24.9%
Aerospace & Defense — 0.0%
AAR Corp.	3,000	93,960
Ducommun, Inc. (a),(c)	1,100	25,124
LMI Aerospace, Inc. (a),(c)	200	1,420
Moog, Inc. Class A (a),(c)	3,600	214,344
Spirit AeroSystems Holdings, Inc. Class A (a),(c)	3,000	133,620

		468,468

Apparel & Textile Products — 0.2%
Albany International Corp. Class A	2,600	110,188
Culp, Inc.	3,300	98,241
Nike, Inc. Class B (c)	183,800	9,677,070
Perry Ellis International, Inc. (a),(c)	7,200	138,816
Rocky Brands, Inc.	300	3,171

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Unifi, Inc. (a)	400	$11,772
Vince Holding Corp. (a),(c)	8,069	45,509

		10,084,767

Asset Management — 0.3%
Acacia Research Corp.	2,600	16,952
Affiliated Managers Group, Inc. (a)	9,800	1,418,060
Ares Capital Corp. (c)	158,400	2,455,200
BlackRock Kelso Capital Corp. (c)	21,100	174,708
Calamos Asset Management, Inc. Class A (c)	7,100	48,422
Capital Southwest Corp.	200	2,940
Capitala Finance Corp.	8,800	115,368
Charles Schwab Corp.	86,200	2,721,334
E*TRADE Financial Corp. (a)	41,700	1,214,304
Fidus Investment Corp. (c)	8,100	127,575
Fifth Street Finance Corp.	37,000	214,970
Fifth Street Senior Floating Rate Corp.	400	3,424
Garrison Capital, Inc. (c)	5,800	58,754
Gladstone Capital Corp. (c)	9,600	78,048
Gladstone Investment Corp. (c)	22,400	199,136
GSV Capital Corp.	1,400	6,608
Hercules Technology Growth Capital, Inc.	13,100	177,636
Horizon Technology Finance Corp. (c)	8,000	108,480
KCAP Financial, Inc. (c)	12,000	55,560
Legg Mason, Inc. (c)	18,900	632,772
Manning & Napier, Inc.	1,600	11,344
Medallion Financial Corp. (c)	9,200	38,824
Monroe Capital Corp.	8,800	138,424
MVC Capital, Inc. (c)	2,500	20,725
OHA Investment Corp. (c)	2,300	7,222
Oppenheimer Holdings, Inc. Class A (c)	600	8,574
PennantPark Floating Rate Capital Ltd. (c)	8,562	113,275
PennantPark Investment Corp. (c)	27,100	203,792
Prospect Capital Corp.	10,600	85,860
Solar Capital Ltd. (c)	13,400	274,968
Solar Senior Capital Ltd. (c)	9,300	150,753
Stellus Capital Investment Corp. (c)	5,300	57,717
TCP Capital Corp.	11,700	191,646
THL Credit, Inc. (c)	16,800	160,104
TICC Capital Corp. (c)	22,400	130,368
TPG Specialty Lending, Inc. (c)	9,100	164,801
Triangle Capital Corp.	15,900	313,230
TriplePoint Venture Growth BDC Corp.	5,600	59,360
WhiteHorse Finance, Inc. (c)	3,300	36,069

		11,997,307

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Automotive — 0.1%
BorgWarner, Inc.	100	$3,518
Cooper-Standard Holding, Inc. (a)	15,800	1,561,040
Gentherm, Inc. (a)	500	15,710
Harman International Industries, Inc.	6,000	506,700
Horizon Global Corp. (a)	7,400	147,482
Methode Electronics, Inc.	2,400	83,928
Modine Manufacturing Co. (a)	5,400	64,044
Motorcar Parts of America, Inc. (a)	300	8,634
Superior Industries International, Inc.	200	5,832
Tenneco, Inc. (a),(c)	7,300	425,371
Tower International, Inc. (c)	2,900	69,890
Visteon Corp. (c)	23,600	1,691,176

		4,583,325

Banking — 0.2%
Arrow Financial Corp. (c)	840	27,577
Atlantic Capital Bancshares, Inc. (a)	3,800	56,924
Bancorp, Inc. (a),(c)	1,000	6,420
Bank Mutual Corp. (c)	5,100	39,168
Bank of Marin Bancorp	400	19,892
Bank of the Ozarks, Inc.	662	25,421
BankFinancial Corp.	3,555	45,149
Beneficial Bancorp, Inc.	29,782	438,093
Berkshire Hills Bancorp, Inc.	200	5,542
BofI Holding, Inc. (a)	9,600	215,040
Bridge Bancorp, Inc.	300	8,577
Bryn Mawr Bank Corp.	200	6,398
Cardinal Financial Corp.	700	18,263
Cathay General Bancorp	100	3,078
Centerstate Banks, Inc. (c)	2,129	37,747
Central Pacific Financial Corp. (c)	5,500	138,545
Charter Financial Corp. (c)	1,700	21,896
Chemical Financial Corp.	7	309
City Holding Co. (c)	300	15,087
CoBiz Financial, Inc.	800	10,648
Comerica, Inc.	40,400	1,911,728
Commerce Bancshares, Inc.	20	985
CU Bancorp (a)	300	6,843
Dime Community Bancshares, Inc. (c)	3,700	62,012
East West Bancorp, Inc.	43,800	1,607,898
Enterprise Financial Services Corp.	600	18,750
Farmers Capital Bank Corp. (c)	100	2,964
FCB Financial Holdings, Inc. Class A (a)	2,100	80,703
Fidelity Southern Corp. (c)	4,400	80,916
Financial Institutions, Inc. (c)	300	8,133

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines	3,300	$65,307
First Business Financial Services, Inc.	600	14,100
First Community Bancshares, Inc. (c)	1,200	29,760
First Defiance Financial Corp.	2,000	89,280
First Financial Corp.	400	16,272
First Financial Northwest, Inc. (c)	1,700	24,089
First Interstate BancSystem, Inc. Class A (c)	3,200	100,832
Flushing Financial Corp.	4,700	111,484
FNB Corp.	2,737	33,665
Franklin Financial Network, Inc. (a)	1,100	41,140
Great Western Bancorp, Inc.	9,000	299,880
Guaranty Bancorp	800	14,280
Heartland Financial USA, Inc.	300	10,821
Heritage Commerce Corp.	1,000	10,940
Heritage Financial Corp.	500	8,975
HomeTrust Bancshares, Inc. (a)	200	3,700
Independent Bank Corp. (c)	4,600	77,418
Independent Bank Group, Inc. (c)	400	17,668
Lakeland Bancorp, Inc.	1,900	26,676
Legacy Texas Financial Group	100	3,163
Mercantile Bank Corp.	1,800	48,330
National Bankshares, Inc. (c)	200	7,356
Northrim BanCorp, Inc.	1,000	25,750
OceanFirst Financial Corp.	8,292	159,704
Oritani Financial Corp.	11,000	172,920
Pacific Premier Bancorp, Inc. (a),(c)	5,200	137,592
Park Sterling Corp. (c)	1,000	8,120
Peapack Gladstone Financial Corp.	800	17,928
Peoples Bancorp, Inc.	500	12,295
Preferred Bank (c)	800	28,600
Regions Financial Corp. (c)	158,000	1,559,460
Seacoast Banking Corp. of Florida (a)	3,700	59,533
Signature Bank (a)	700	82,915
Southwest Bancorp, Inc. (c)	2,200	41,778
Stonegate Bank	3,000	101,250
Sun Bancorp, Inc. (c)	20	461
SVB Financial Group (a)	8,000	884,320
Trico Bancshares (c)	1,800	48,186
TriState Capital Holdings, Inc. (a),(c)	2,900	46,835
Triumph Bancorp, Inc. (a)	2,300	45,632
TrustCo Bank Corp.	700	4,963
Union Bankshares Corp.	100	2,677
Washington Trust Bancorp, Inc.	3,400	136,748
Waterstone Financial, Inc.	1,400	23,786
Western Alliance Bancorp (a)	6,681	250,805
WSFS Financial Corp.	400	14,596

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Yadkin Financial Corp.	1,950	$51,265
Zions BanCorp.	5,200	161,304

		10,055,265

Biotechnology & Pharmaceuticals — 3.5%
AbbVie, Inc.	1,800	113,526
Aceto Corp.	2,100	39,879
Acorda Therapeutics, Inc. (a)	30,000	626,400
Alexion Pharmaceuticals, Inc. (b),(a),(c)	101,880	12,484,375
Alkermes PLC (a)	1,900	89,357
Allergan PLC (b),(a),(c)	58,618	13,500,312
Amphastar Pharmaceuticals, Inc. (a)	2,300	43,631
Anika Therapeutics, Inc. (a)	4,700	224,895
Applied Genetic Technologies Corp. (a)	100	978
ArQule, Inc. (a),(c)	2,100	3,759
Array BioPharma, Inc. (a),(c)	1,100	7,425
Biogen Idec, Inc. (b),(a),(c)	61,654	19,299,552
BioMarin Pharmaceutical, Inc. (a)	300	27,756
BioSpecifics Technologies Corp. (a),(c)	100	4,567
Bristol-Myers Squibb Co. (b),(c),(e)	10,000	539,200
Celgene Corp. (b),(a)	161,350	16,865,915
Cidara Therapeutics, Inc. (a)	100	1,145
Coherus Biosciences, Inc. (a)	200	5,356
Corcept Therapeutics, Inc. (a)	14,700	95,550
Curis, Inc. (a)	100	261
Cytokinetics, Inc. (a)	2,600	23,868
Dermira, Inc. (a)	100	3,382
Eiger BioPharmaceuticals, Inc. (a)	20	268
Eli Lilly & Co. (b)	205,570	16,499,048
Emergent Biosolutions, Inc. (a)	1,100	34,683
Exelixis, Inc. (a)	138,700	1,773,973
FibroGen, Inc. (a)	100	2,070
Five Prime Therapeutics, Inc. (a)	1,700	89,233
Gilead Sciences, Inc. (c)	125,200	9,905,824
Heska Corp. (a)	1,100	59,873
Impax Laboratories, Inc. (a)	11,000	260,700
Incyte Corp. (b),(a),(c)	209,550	19,758,469
Infinity Pharmaceuticals, Inc. (a)	22,000	34,320
KemPharm, Inc. (a)	100	449
Lexicon Pharmaceuticals, Inc. (a)	11,715	211,690
Mallinckrodt PLC (b),(a),(e)	169,210	11,807,474
Merck & Co., Inc. (b)	222,990	13,916,806
Nektar Therapeutics (a)	18,100	310,958
Novavax, Inc. (a)	73,700	153,296
Omega Protein Corp. (a),(c)	7,300	170,601
Osiris Therapeutics, Inc.	100	496

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
PDL BioPharma, Inc. (c)	53,700	$179,895
Perrigo Co. PLC (b)	24,500	2,262,085
Portola Pharmaceuticals, Inc. (b),(a),(c),(e)	26,320	597,727
pSivida Corp. (a)	100	301
Regeneron Pharmaceuticals, Inc. (a),(c)	8,600	3,457,372
Retrophin, Inc. (a)	2,000	44,760
Rigel Pharmaceuticals, Inc. (a),(c)	7,500	27,525
SciClone Pharmaceuticals, Inc. (a),(c)	6,200	63,550
Shire PLC ADR (b)	49,253	9,548,187
Spark Therapeutics, Inc. (a),(e)	65,903	3,958,134
Spectrum Pharmaceuticals, Inc. (a)	4,800	22,416
United Therapeutics Corp. (a)	9,500	1,121,760
USANA Health Sciences, Inc. (a),(c)	900	124,515
Vanda Pharmaceuticals, Inc. (a)	5,800	96,512
Verastem, Inc. (a)	1,800	2,394
Vertex Pharmaceuticals, Inc. (a)	3,100	270,351
Vical, Inc. (a)	500	1,520
Xencor, Inc. (a)	200	4,898
XOMA Corp. (a),(c)	54,800	25,153

		160,800,375

Chemicals — 1.3%
Albemarle Corp.	25	2,137
Axalta Coating Systems Ltd. (a)	104,325	2,949,268
Calgon Carbon Corp.	700	10,619
Celanese Corp.	51,700	3,441,152
Chemours Co. (The)	4,700	75,200
Chemtura Corp. (a)	1,100	36,091
Dow Chemical Co. (c)	298,500	15,471,255
EI du Pont de Nemours & Co. (c)	235,200	15,751,344
FutureFuel Corp.	3,600	40,608
GCP Applied Technologies, Inc. (a)	1,700	48,144
Huntsman Corp.	30,700	499,489
KMG Chemicals, Inc.	3,000	84,990
Koppers Holdings, Inc. (a)	1,100	35,398
Landec Corp. (a)	200	2,682
Lydall, Inc. (a)	2,100	107,373
LyondellBasell Industries NV Class A (c)	68,339	5,512,224
Monsanto Co. (b)	54,947	5,615,583
OMNOVA Solutions, Inc. (a)	12,600	106,344
Orion Engineered Carbons SA (c)	5,900	110,566
PPG Industries, Inc. (c)	25,500	2,635,680
Stepan Co. (c)	2,300	167,118
Trinseo SA	59,800	3,382,288
WR Grace & Co.	33,100	2,442,780

		58,528,333

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Commercial Services — 0.1%
Aramark Holdings Corp.	51,600	$1,962,348
ARC Document Solutions, Inc. (a),(c)	13,800	51,612
Brink’s Co.	3,100	114,948
Care.com, Inc. (a)	4,200	41,832
CBIZ, Inc. (a),(c)	4,200	46,998
CDI Corp.	4,900	27,783
Collectors Universe, Inc. (c)	700	12,971
Computer Task Group, Inc. (c)	2,500	11,750
CorVel Corp. (a)	400	15,360
CRA International, Inc. (a),(c)	3,300	87,747
Cross Country Healthcare, Inc. (a)	3,800	44,764
Ennis, Inc. (c)	3,600	60,660
GP Strategies Corp. (a),(c)	100	2,462
Hackett Group, Inc. (c)	3,600	59,472
Heidrick & Struggles International, Inc. (c)	600	11,130
Hill International, Inc. (a)	300	1,383
HMS Holdings Corp. (a)	2,200	48,774
Information Services Group, Inc. (a)	1,500	5,985
Insperity, Inc. (c)	16,000	1,162,240
Korn/Ferry International	200	4,200
Manpowergroup, Inc.	1,100	79,486
Navigant Consulting, Inc. (a),(c)	5,200	105,144
PRGX Global, Inc. (a),(c)	2,800	13,188
Quad/Graphics, Inc. (c)	15,500	414,160
Resources Connection, Inc. (c)	1,200	17,928
Robert Half International, Inc.	15,800	598,188
RPX Corp. (a),(c)	6,400	68,416
RR Donnelley & Sons Co.	32,300	507,756
SP Plus Corp. (a)	400	10,228
Vectrus, Inc. (a)	100	1,523
Viad Corp.	2,100	77,427

		5,667,863

Construction Materials — 0.0%
Apogee Enterprises, Inc.	3,500	156,415
Boise Cascade Co. (a)	5,500	139,700
Continental Building Products, Inc. (a),(c)	31,200	654,888
Headwaters, Inc. (a),(c)	17,000	287,640
Louisiana-Pacific Corp. (a)	800	15,064
Owens Corning	8,100	432,459
Patrick Industries, Inc. (a),(c)	1,450	89,784
Universal Forest Products, Inc.	2,900	285,621

		2,061,571

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Consumer Products — 0.9%
Blue Buffalo Pet Products, Inc. (a)	4,100	$97,416
Central Garden and Pet Co. Class A (a),(c)	6,900	171,120
Clearwater Paper Corp. (a)	3,800	245,746
ConAgra Foods, Inc.	2,300	108,353
Constellation Brands, Inc. Class A (c)	83,600	13,918,564
Craft Brew Alliance, Inc. (a)	100	1,883
Darling Ingredients, Inc. (a)	6,200	83,762
Energizer Holdings, Inc.	20,000	999,200
Female Health Co. (a),(c)	900	1,098
Herbalife Ltd. (a)	32,100	1,989,879
HRG Group, Inc. (a)	68,500	1,075,450
John B. Sanfilippo & Son, Inc. (c)	5,400	277,182
Kimberly-Clark Corp. (c)	29,600	3,733,744
Molson Coors Brewing Co. Class B	31,755	3,486,699
Monster Beverage Corp. (b),(a),(c)	10,720	1,573,803
National Beverage Corp. (a)	2,200	96,910
Philip Morris International, Inc.	123,900	12,045,558
Pilgrim’s Pride Corp. (c)	18,600	392,832
Primo Water Corp. (a)	8,200	99,466
Revlon, Inc. Class A (a)	100	3,678
Spectrum Brands Holdings, Inc.	1,700	234,073
Tootsie Roll Industries, Inc.	25	921
Vector Group Ltd. (c)	46,274	996,279

		41,633,616

Consumer Services — 0.0%
American Public Education, Inc. (a),(c)	4,500	89,145
Apollo Education Group, Inc. (a)	19,500	155,025
Bridgepoint Education, Inc. (a),(c)	5,300	36,411
Capella Education Co.	5,400	313,416
Career Education Corp. (a)	1,200	8,148
Carriage Services, Inc.	5,400	127,710
DeVry Education Group, Inc. (c)	16,600	382,796
Grand Canyon Education, Inc. (a)	500	20,195
K12, Inc. (a),(c)	7,900	113,365
Medifast, Inc.	100	3,779
Nutrisystem, Inc.	6,900	204,861
Universal Technical Institute, Inc. (c)	3,100	5,518

		1,460,369

Containers & Packaging — 0.2%
AEP Industries, Inc.	600	65,622
Berry Plastics Group, Inc. (a),(c),(e)	162,913	7,143,735
Crown Holdings, Inc. (a)	300	17,127
Graphic Packaging Holding Co.	86,300	1,207,337

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Myers Industries, Inc.	300	$3,897
WestRock Co.	1,300	63,024

		8,500,742

Design Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (a),(c)	245,000	3,336,900
Jabil Circuit, Inc.	800	17,456
Plexus Corp. (a)	1,400	65,492
Sanmina Corp. (a),(c)	17,400	495,378

		3,915,226

Distributors—Consumer Staples — 0.0%
Andersons, Inc. (c)	400	14,472
Bunge Ltd. (c)	30,200	1,788,746
Core-Mark Holding Co., Inc.	3,200	114,560

		1,917,778

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc. (c)	1,300	30,225
G-III Apparel Group Ltd. (a)	4,200	122,430
Insight Enterprises, Inc. (a),(c)	1,900	61,845
ScanSource, Inc. (a),(c)	600	21,900

		236,400

Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,200	317,520
Allegion PLC (c)	56,000	3,858,960
AO Smith Corp.	15,600	1,541,124
Argan, Inc.	2,900	171,651
Babcock & Wilcox Enterprises, Inc. (a)	28,200	465,300
Belden, Inc.	2,200	151,778
BWX Technologies, Inc.	45,000	1,726,650
Eaton Corp. PLC	1,400	91,994
FARO Technologies, Inc. (a)	3,100	111,445
Honeywell International, Inc.	6,000	699,540
Houston Wire & Cable Co. (c)	2,300	14,237
Ingersoll-Rand PLC	75,300	5,115,882
LSI Industries, Inc.	3,200	35,936
Powell Industries, Inc.	500	20,025
SPX Corp. (a)	9,500	191,330
Stoneridge, Inc. (a)	1,000	18,400

		14,531,772

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a)	4	119
Chicago Bridge & Iron Co. NV	300	8,409

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Comfort Systems USA, Inc. (c)	11,700	$342,927
Dycom Industries, Inc. (a)	14,200	1,161,276
Granite Construction, Inc. (b),(c),(e)	33,130	1,647,886
Great Lakes Dredge & Dock Corp. (a)	1,000	3,500
Installed Building Products, Inc. (a)	1,300	46,631
KBR, Inc.	3,600	54,468
Kratos Defense & Security Solutions, Inc. (a)	3,800	26,182
Layne Christensen Co. (a)	1,200	10,212
MasTec, Inc. (a)	9,500	282,530
Mistras Group, Inc. (a)	3,400	79,798
MYR Group, Inc. (a),(c)	11,800	355,180
Orion Marine Group, Inc. (a),(c)	4,700	32,195
Primoris Services Corp.	3,400	70,040
Quanta Services, Inc. (b),(a),(c),(e)	86,300	2,415,537
Sterling Construction Co., Inc. (a)	2,000	15,480
TopBuild Corp. (a)	6,655	220,946
TRC Cos., Inc. (a)	200	1,734
Tutor Perini Corp. (a)	6,700	143,849

		6,918,899

Forest & Paper Products — 0.0%
Resolute Forest Products, Inc. (a)	1,400	6,622

Gaming, Lodging & Restaurants — 1.2%
Bloomin’ Brands, Inc.	100	1,724
Bravo Brio Restaurant Group, Inc. (a),(c)	9,300	44,454
Buffalo Wild Wings, Inc. (a)	5,100	717,774
Caesars Acquisition Co. Class A (a),(c)	700	8,694
Caesars Entertainment Corp. (a)	33,300	248,085
Carrols Restaurant Group, Inc. (a)	21,100	278,731
Churchill Downs, Inc. (c)	6,700	980,545
Dave & Buster’s Entertainment, Inc. (a)	55,900	2,190,162
Del Frisco’s Restaurant Group, Inc. (a),(c)	9,100	122,577
Denny’s Corp. (a),(c)	4,600	49,174
Domino’s Pizza, Inc. (c)	12,800	1,943,680
Dunkin’ Brands Group, Inc.	48,400	2,520,672
Eldorado Resorts, Inc. (a)	13,200	185,592
Famous Dave’s of America, Inc. (a)	1,700	9,316
Isle of Capri Casinos, Inc. (a),(c)	21,900	487,932
J Alexander’s Holdings, Inc. (a)	1,000	10,130
La Quinta Holdings, Inc. (a)	700	7,826
Marriott International, Inc. Class A (c)	239,720	16,140,348
McDonald’s Corp.	132,100	15,239,056
MGM Resorts International (a),(c)	337,100	8,774,713
Monarch Casino & Resort, Inc. (a)	1,000	25,170
Popeyes Louisiana Kitchen, Inc. (a),(c)	12,800	680,192
Potbelly Corp. (a)	6,800	84,524

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Red Rock Resorts, Inc. Class A	1,300	$30,667
Royal Caribbean Cruises Ltd. (b),(e)	31,220	2,339,939
Ruth’s Hospitality Group, Inc.	6,900	97,428
Sonic Corp. (c)	4,200	109,956
Wingstop, Inc.	2,500	73,250
Wynn Resorts Ltd.	1,200	116,904

		53,519,215

Hardware — 0.9%
A10 Networks, Inc. (a)	36,400	389,116
Aerohive Networks, Inc. (a)	4,800	29,232
Apple, Inc. (b),(c)	71,214	8,050,743
Arista Networks, Inc. (a)	3,100	263,748
Brocade Communications Systems, Inc.	25	231
Clearfield, Inc. (a)	1,100	20,680
Comtech Telecommunications Corp. (c)	10,200	130,662
Cray, Inc. (a),(c)	4,800	112,992
Daktronics, Inc. (c)	2,600	24,804
Datalink Corp. (a)	4,400	46,684
Dolby Laboratories, Inc. Class A (c)	31,000	1,682,990
Eastman Kodak Co. (a)	3,500	52,500
Electronics For Imaging, Inc. (b),(a),(c),(e)	30,150	1,474,938
Emcore Corp.	27,200	155,040
Extreme Networks (a)	9,900	44,451
Finisar Corp. (a)	75,800	2,258,840
Gigamon, Inc. (a)	3,700	202,760
Harmonic, Inc. (a)	4,600	27,278
HP, Inc.	278,100	4,318,893
Hutchinson Technology, Inc. (a),(c)	4,800	19,104
Imation Corp. (a),(c)	900	569
Immersion Corp. (a)	8,300	67,728
Infinera Corp. (a)	8,600	77,658
InterDigital, Inc.	5,500	435,600
Ixia (a)	100	1,250
Knowles Corp. (a)	113	1,588
KVH Industries, Inc. (a)	700	6,167
Lumentum Holdings, Inc. (a)	53,100	2,217,987
NCR Corp. (a)	4,300	138,417
Pure Storage, Inc. Class A (a)	13,700	185,635
ShoreTel, Inc. (a),(c)	28,700	229,600
Silicon Graphics International Corp. (a)	2,200	16,940
Skullcandy, Inc. (a)	400	2,536
Sonus Networks, Inc. (a)	31,100	241,958
Stratasys Ltd. (a)	371	8,937
Telenav, Inc. (a),(c)	2,600	14,898
TTM Technologies, Inc. (a),(c)	7,800	89,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc. (a),(c)	117,300	$866,847
Vicor Corp. (a),(c)	500	5,800
Vishay Precision Group, Inc. (a),(c)	2,600	41,678
Vocera Communications, Inc. (a)	12,800	216,320
VOXX International Corp. (a),(c)	4,500	13,455
Western Digital Corp. (c)	261,900	15,313,293

		39,499,857

Health Care Facilities & Services — 1.9%
Addus HomeCare Corp. (a),(c)	1,900	49,704
Almost Family, Inc. (a),(c)	2,100	77,217
Anthem, Inc. (c)	17,600	2,205,456
Cardinal Health, Inc. (b),(e)	101,360	7,875,672
Centene Corp. (b),(a),(c),(e)	21,960	1,470,442
Chemed Corp.	500	70,535
Cigna Corp. (b),(c)	184,930	24,100,078
Civitas Solutions, Inc. (a)	100	1,826
Digirad Corp. (c)	1,900	9,690
Enzo Biochem, Inc. (a)	10,100	51,409
Five Star Quality Care, Inc. (a),(c)	11,100	21,201
HCA Holdings, Inc. (b),(a)	59,660	4,512,086
Healthways, Inc. (a),(c)	25,100	664,146
Humana, Inc. (b),(c)	81,345	14,389,117
Inc. Research Holdings, Inc. Class A (a)	16,600	740,028
Laboratory Corp. of America Holdings (b),(a),(c),(e)	123,230	16,941,660
LHC Group, Inc. (a)	800	29,504
Magellan Health, Inc. (a)	400	21,492
McKesson Corp.	700	116,725
PRA Health Sciences, Inc. (a)	4,000	226,040
Quest Diagnostics, Inc. (b)	105,560	8,933,543
Quintiles Transnational Holdings, Inc. (a),(c),(e)	39,887	3,233,240
RadNet, Inc. (a),(c)	7,400	54,760
UnitedHealth Group, Inc. (b),(c)	13,155	1,841,700
Universal American Corp. (c)	8,400	64,260

		87,701,531

Home & Office Products — 0.3%
ACCO Brands Corp. (a)	900	8,676
American Woodmark Corp. (a),(c)	9,800	789,586
Armstrong World Industries, Inc. (a)	18,800	776,816
Fortune Brands Home & Security, Inc.	17,800	1,034,180
Hooker Furniture Corp. (c)	1,400	34,286
Interface, Inc. (c)	2,900	48,401
Kimball International, Inc. Class B (c)	5,700	73,758
Knoll, Inc.	2,500	57,125

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
La-Z-Boy, Inc.	8,000	$196,480
Libbey, Inc. (c)	2,100	37,485
Masco Corp. (c)	234,500	8,045,695
Masonite International Corp. (a)	4,100	254,897
NACCO Industries, Inc. Class A	100	6,796
PGT, Inc. (a)	200	2,134
PICO Holdings, Inc. (a)	300	3,537
Quanex Building Products Corp.	5,900	101,834
Snap-on, Inc.	700	106,372
Steelcase, Inc. Class A	6,700	93,063

		11,671,121

Industrial Services — 0.2%
H&E Equipment Services, Inc.	600	10,056
HD Supply Holdings, Inc. (b),(a),(c)	201,410	6,441,092
McGrath RentCorp	600	19,026
SiteOne Landscape Supply, Inc. (a)	75	2,695
Titan Machinery, Inc. (a)	700	7,280
United Rentals, Inc. (a)	700	54,943
WESCO International, Inc. (a),(c)	30,200	1,856,998

		8,392,090

Institutional Financial Services — 0.0%
Cowen Group, Inc. Class A (a)	100	363
Houlihan Lokey, Inc.	2,800	70,140
IntercontinentalExchange Group, Inc. (c)	201	54,141
INTL. FCStone, Inc. (a),(c)	600	23,310
KCG Holdings, Inc. Class A (a)	6,600	102,498
Moelis & Co. Class A	200	5,378
Piper Jaffray Cos. (a)	1,000	48,300
Stifel Financial Corp. (a)	600	23,070

		327,200

Insurance — 0.2%
Allied World Assurance Co. Holdings AG	2,200	88,924
American Equity Investment Life Holding Co.	22,700	402,471
AmTrust Financial Services, Inc.	5,600	150,248
Assured Guaranty Ltd. (c)	20,400	566,100
Atlas Financial Holdings, Inc. (a)	300	4,731
Baldwin & Lyons, Inc. Class B	400	10,252
Citizens, Inc. (a)	200	1,872
CNO Financial Group, Inc.	12,800	195,456
Crawford & Co. Class B	100	1,135
eHealth, Inc. (a)	10,700	119,947
Employers Holdings, Inc. (c)	10,600	316,198
Heritage Insurance Holdings, Inc. (c)	10,300	148,423

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Lincoln National Corp. (c)	105,900	$4,975,182
Maiden Holdings Ltd. (c)	16,500	209,385
Old Republic International Corp.	30,500	537,410
OneBeacon Insurance Group Ltd. Class A (c)	4,500	64,260
State Auto Financial Corp. (c)	82	1,952
State National Cos., Inc.	4,200	46,704
Trupanion, Inc. (a)	5,300	89,570
United Insurance Holdings Corp.	400	6,792
Universal Insurance Holdings, Inc.	4,300	108,360
Voya Financial, Inc.	81,400	2,345,948

		10,391,320

Iron & Steel — 0.1%
Haynes International, Inc.	100	3,711
Northwest Pipe Co. (a)	300	3,543
Nucor Corp.	32,900	1,626,905
Ryerson Holding Corp. (a)	23,900	269,831
Schnitzer Steel Industries, Inc. Class A	800	16,720
Steel Dynamics, Inc. (c)	13,500	337,365
SunCoke Energy, Inc. (c)	14,500	116,290
TimkenSteel Corp.	8,800	91,960
United States Steel Corp.	8,900	167,854

		2,634,179

Leisure Products — 0.0%
Black Diamond, Inc. (a)	4,700	24,158
Callaway Golf Co.	1,700	19,737
Drew Industries, Inc.	1,700	166,634
JAKKS Pacific, Inc. (a)	4,000	34,560
MCBC Holdings, Inc.	1,900	21,660

		266,749

Machinery — 0.1%
Actuant Corp. Class A	1,600	37,184
Columbus McKinnon Corp.	1,400	24,976
Curtiss-Wright Corp.	600	54,666
Douglas Dynamics, Inc.	2,500	79,850
Federal Signal Corp.	8,500	112,710
Graham Corp. (c)	1,700	32,470
Hillenbrand, Inc.	600	18,984
Hyster-Yale Materials Handling, Inc. (c)	400	24,052
Intevac, Inc. (a),(c)	1,100	6,490
ITT, Inc.	1,900	68,096
Joy Global, Inc.	69,700	1,933,478
Kadant, Inc. (c)	2,700	140,697
Kennametal, Inc. (b),(c),(e)	52,100	1,511,942

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MTS Systems Corp.	3,500	$161,105
Regal-Beloit Corp.	100	5,949
Rexnord Corp. (a)	500	10,705
SPX FLOW, Inc. (a)	7,600	234,992
Toro Co.	6,900	323,196
Xerium Technologies, Inc. (a),(c)	4,400	34,980

		4,816,522

Manufactured Goods — 0.0%
Aegion Corp. (a),(c)	3,600	68,652
Chart Industries, Inc. (a),(c)	12,700	416,941
Core Molding Technologies, Inc. (a)	400	6,760
Dynamic Materials Corp. (c)	1,900	20,254
Gibraltar Industries, Inc. (a),(c)	6,700	248,905
Global Brass & Copper Holdings, Inc.	4,200	121,338
Insteel Industries, Inc.	6,100	221,064
LB Foster Co. Class A	5,700	68,457
NCI Building Systems, Inc. (a)	8,800	128,392
Rogers Corp. (a)	100	6,108

		1,306,871

Media — 1.2%
A H Belo Corp. Class A	2,100	15,435
Autobytel, Inc. (a),(c)	2,500	44,500
Bankrate, Inc. (a)	21,300	180,624
Boingo Wireless, Inc. (a),(c)	13,800	141,864
Charter Communications, Inc. Class A (a),(c)	40	10,799
Clear Channel Outdoor Holdings, Inc. Class A (c)	8,800	51,392
Comcast Corp. Class A (c)	55,471	3,679,946
DHI Group, Inc. (a)	14,200	112,038
DISH Network Corp. Class A (a)	300	16,434
Entercom Communications Corp. Class A (c)	3,700	47,878
Eros International PLC (a),(c)	300	4,596
Everyday Health, Inc. (a)	500	3,845
Expedia, Inc. (c)	140,316	16,377,684
Facebook, Inc. Class A (b),(a)	18,800	2,411,476
Gannett Co., Inc.	700	8,148
GoDaddy, Inc. Class A (a)	32,500	1,122,225
Harte-Hanks, Inc. (c)	13,156	21,313
IAC/InterActiveCorp	8,000	499,760
Lee Enterprises, Inc. (a)	300	1,125
Liberty Braves Group Class A (b),(a),(c)	4,137	72,191
Liberty Braves Group Class C (b),(a),(c)	7,432	129,168
Liberty Broadband Corp. Class A (b),(a),(c)	13,333	935,443
Liberty Broadband Corp. Class C (b),(a),(c)	32,621	2,331,749

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Liberty Media Group Class A (b),(a),(c)	10,343	$296,327
Liberty Media Group Class C (b),(a),(c)	9,331	262,574
Liberty SiriusXM Group Class A (b),(a),(c)	91,435	3,106,961
Liberty SiriusXM Group Class C (b),(a),(c)	82,473	2,755,423
Liberty TripAdvisor Holdings, Inc. Class A (a)	25,000	546,250
LinkedIn Corp. (b),(a),(c),(e)	34,453	6,584,657
Marchex, Inc. Class B (a)	7,100	19,667
Marin Software, Inc. (a)	3,700	9,324
McClatchy Co. (The) Class A (a)	190	3,065
MeetMe, Inc. (a)	3,600	22,320
Monster Worldwide, Inc. (a)	8,700	31,407
MSG Networks, Inc. (a),(c)	25,200	468,972
National CineMedia, Inc. (c)	13,800	203,136
News Corp. Class A (c)	118,000	1,649,640
RetailMeNot, Inc. (a),(c)	22,000	217,580
Rubicon Project, Inc. (a)	4,800	39,744
TechTarget, Inc. (a),(c)	5,300	42,718
TiVo Corp. (a)	59,582	1,160,657
Travelzoo, Inc. (a)	100	1,283
TripAdvisor, Inc. (a)	4,900	309,582
Tucows, Inc. Class A (a)	100	3,200
Twenty-First Century Fox, Inc. Class A	2,500	60,550
VeriSign, Inc. (a),(c)	58,800	4,600,512
WebMD Health Corp. (a),(c)	22,600	1,123,220
XO Group, Inc. (a),(c)	6,700	129,511
Yahoo!, Inc. (a),(c)	35,000	1,508,500
YuMe, Inc. (a)	2,400	9,528

		53,385,941

Medical Equipment & Devices — 2.4%
Accuray, Inc. (a)	3,800	24,206
Agilent Technologies, Inc.	106,700	5,024,503
Align Technology, Inc. (a)	2,700	253,125
AngioDynamics, Inc. (a),(c)	8,500	149,090
AtriCure, Inc. (a)	1,100	17,402
AxoGen, Inc. (a)	100	903
Baxter International, Inc. (c)	146,033	6,951,171
BioTelemetry, Inc. (a)	4,900	90,993
Boston Scientific Corp. (a)	13,607	323,847
Cardiovascular Systems, Inc. (a)	400	9,496
Cerus Corp. (a)	2,800	17,388
CR Bard, Inc. (b),(c)	40,991	9,193,461
CryoLife, Inc. (c)	5,400	94,878
Cutera, Inc. (a)	2,900	34,568
Cynosure, Inc. Class A (a)	800	40,752
Dentsply Sirona, Inc. (c)	228,399	13,573,753

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Derma Sciences, Inc. (a)	300	$1,401
Edwards Lifesciences Corp. (b),(a),(c)	160,420	19,340,235
Exactech, Inc. (a),(c)	1,800	48,654
FONAR Corp. (a)	100	2,054
GenMark Diagnostics, Inc. (a)	1,800	21,240
Genomic Health, Inc. (a),(c)	7,500	216,900
Glaukos Corp. (a)	4,800	181,152
Harvard Bioscience, Inc. (a),(c)	500	1,360
Hologic, Inc. (b),(a),(c),(e)	450,080	17,476,606
IDEXX Laboratories, Inc. (a)	800	90,184
Inogen, Inc. (a)	1,700	101,830
Insulet Corp. (a)	18,600	761,484
LeMaitre Vascular, Inc.	4,400	87,296
Luminex Corp. (a),(c)	6,700	152,224
Medtronic PLC (b)	31,730	2,741,472
Merit Medical Systems, Inc. (a),(c)	13,000	315,770
Myriad Genetics, Inc. (a)	32,800	675,024
NanoString Technologies, Inc. (a)	200	3,996
NuVasive, Inc. (a)	4,500	299,970
NxStage Medical, Inc. (a)	700	17,493
OraSure Technologies, Inc. (a),(c)	34,500	274,965
Orthofix International NV (a)	10,200	436,254
QIAGEN NV (a)	983	26,974
RTI Surgical, Inc. (a)	13,600	42,568
SeaSpine Holdings Corp. (a)	200	2,022
Spectranetics Corp. (a)	4,300	107,887
St Jude Medical, Inc. (b),(c)	106,089	8,461,659
STAAR Surgical Co. (a)	1,200	11,280
SurModics, Inc. (a),(c)	2,800	84,252
VWR Corp. (b),(a),(c)	74,484	2,112,366
Zimmer Holdings, Inc. (b),(c)	174,920	22,743,098

		112,639,206

Metals & Mining — 0.0%
Alcoa, Inc.	7	71
Century Aluminum Co. (a)	9,000	62,550
Coeur Mining, Inc. (a)	36	426
Encore Wire Corp. (c)	800	29,416
Fairmount Santrol Holdings, Inc. (a)	200	1,696
Golden Star Resources Ltd. (a)	11,700	9,828
Harsco Corp.	6,300	62,559

		166,546

Oil, Gas & Coal — 0.8%
Abraxas Petroleum Corp. (a)	200	338
Archrock, Inc.	1,800	23,544

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Baker Hughes, Inc. (c)	205,200	$10,356,444
Basic Energy Services, Inc. (a)	9,000	7,465
Carrizo Oil & Gas, Inc. (a)	23,000	934,260
Concho Resources, Inc. (a)	30,000	4,120,500
CONSOL Energy, Inc.	9,700	186,240
Contango Oil & Gas Co. (a)	900	9,198
CVR Energy, Inc.	4,900	67,473
Dawson Geophysical Co. (a),(c)	840	6,409
Diamond Offshore Drilling, Inc.	200	3,522
Diamondback Energy, Inc. (a)	6,400	617,856
Era Group, Inc. (a)	600	4,830
Evolution Petroleum Corp. (c)	1,200	7,536
Exterran Corp. (a)	2,300	36,064
FMC Technologies, Inc. (a),(c)	198,300	5,883,561
Forum Energy Technologies, Inc. (a)	100	1,986
Geospace Technologies Corp. (a)	100	1,948
Gulf Island Fabrication, Inc. (c)	3,500	32,200
Hallador Energy Co.	600	4,728
Helix Energy Solutions Group, Inc. (a),(c)	54,600	443,898
HollyFrontier Corp.	200	4,900
Independence Contract Drilling, Inc. (a)	9,200	48,300
ION Geophysical Corp. (a)	386	2,644
Laredo Petroleum, Inc. (a)	700	9,030
Marathon Oil Corp.	500	7,905
Marathon Petroleum Corp. (b),(c)	92,941	3,772,475
Matrix Service Co. (a),(c)	5,600	105,056
McDermott International, Inc. (a)	12,000	60,120
MRC Global, Inc. (a)	3,000	49,290
Nabors Industries Ltd.	34,900	424,384
Natural Gas Services Group, Inc. (a)	2,700	66,393
Newfield Exploration Co. (a)	33,400	1,451,564
Newpark Resources, Inc. (a),(c)	8,600	63,296
Noble Energy, Inc.	3	107
Oasis Petroleum, Inc. (a)	300	3,441
Oil States International, Inc. (a),(c)	6,100	192,577
Parker Drilling Co. (a)	1,200	2,604
Parsley Energy, Inc. Class A (a)	9,100	304,941
Patterson-UTI Energy, Inc.	200	4,474
PBF Energy, Inc. Class A	1,300	29,432
PDC Energy, Inc. (a)	18,900	1,267,434
PHI, Inc. (a)	1,300	23,621
Pioneer Energy Services Corp. (a)	1,400	5,656
QEP Resources, Inc.	12,800	249,984
Range Resources Corp.	28,013	1,085,504
RSP Permian, Inc. (a)	2,000	77,560
Southwestern Energy Co. (a),(c)	61,300	848,392

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Tesco Corp. (c)	4,200	$34,272
Tesoro Corp. (b),(c)	20,382	1,621,592
TETRA Technologies, Inc. (a)	17,900	109,369
TransAtlantic Petroleum Ltd. (a),(c)	300	366
Transocean Ltd.	4,800	51,168
Unit Corp. (a)	5,100	94,860
VAALCO Energy, Inc. (a)	3,400	3,159
Valero Energy Corp.	100	5,300
Weatherford International PLC (a)	2,200	12,364
Western Refining, Inc. (b),(c)	5,020	132,829
Whiting Petroleum Corp. (a)	60,653	530,107
Williams Cos., Inc.	79,998	2,458,339

		37,964,809

Passenger Transportation — 0.1%
Hawaiian Holdings, Inc. (a),(c)	50,000	2,430,000
Southwest Airlines Co.	2,000	77,780
Spirit Airlines, Inc. (a),(c)	62,100	2,641,113
United Continental Holdings, Inc. (a)	700	36,729

		5,185,622

Real Estate — 0.7%
American Tower Corp. (b),(c)	18,660	2,114,738
Armada Hoffler Properties, Inc. (c)	8,500	113,900
CareTrust REIT, Inc.	13,300	196,574
CBRE Group, Inc. (a),(c)	46,700	1,306,666
Communications Sales & Leasing, Inc. (a)	3,600	113,076
Community Healthcare Trust, Inc.	1,900	41,648
Corrections Corp. of America	60,100	833,587
Equity Commonwealth (a)	7,100	214,562
FelCor Lodging Trust, Inc. (c)	29,300	188,399
Four Corners Property Trust, Inc.	13,500	287,955
Gaming and Leisure Properties, Inc.	45	1,505
Gladstone Commercial Corp. (c)	11,100	206,793
InfraREIT, Inc. (a)	14,900	270,286
Jones Lang LaSalle, Inc. (c)	12,100	1,376,859
Lamar Advertising Co. Class A (e),(c)	255,655	16,696,828
LTC Properties, Inc.	3,318	172,503
MGM Growth Properties LLC Class A	48,101	1,253,993
Monmouth Real Estate Investment Corp. Class A (c)	3,400	48,518
NexPoint Residential Trust, Inc.	5,100	100,266
One Liberty Properties, Inc.	2,600	62,816
Outfront Media, Inc.	41,100	972,015
Ramco-Gershenson Properties Trust	5,200	97,448
RE/MAX Holdings, Inc. Class A	23	1,007

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Realogy Holdings Corp. (c)	121,400	$3,139,404
Sabra Health Care REIT, Inc.	4,600	115,828
Saul Centers, Inc.	100	6,660
Select Income REIT	9,800	263,620
Seritage Growth Properties	200	10,136
Silver Bay Realty Trust Corp.	2,500	43,825
UMH Properties, Inc.	1,100	13,112
Urstadt Biddle Properties, Inc. Class A (c)	3,500	77,770
WP Carey, Inc.	15,600	1,006,668

		31,348,965

Recreation Facilities & Services — 0.1%
International Speedway Corp. Class A	1,100	36,762
Intrawest Resorts Holdings, Inc. (a)	6,106	99,039
Live Nation Entertainment, Inc. (a),(c)	80,800	2,220,384
Marcus Corp.	2,300	57,592
Planet Fitness, Inc. Class A (a)	2,400	48,168
RCI Hospitality Holdings, Inc. (c)	200	2,306
Speedway Motorsports, Inc. (c)	1,600	28,576
Town Sports International Holdings, Inc. (a),(c)	900	2,781

		2,495,608

Renewable Energy — 0.0%
Advanced Energy Industries, Inc. (a)	5,000	236,600
Ameresco, Inc. Class A (a),(c)	4,700	24,722
EnerSys	5,800	401,302
First Solar, Inc. (a)	100	3,949
Pacific Ethanol, Inc. (a)	800	5,528
Renewable Energy Group, Inc. (a),(c)	21,600	182,952
SunPower Corp. (a)	100	892

		855,945

Retail—Consumer Staples — 0.7%
Dollar General Corp.	15,300	1,070,847
Dollar Tree, Inc. (b),(a),(c),(e)	14,210	1,121,595
Kroger Co. (c)	132,500	3,932,600
Sprouts Farmers Market, Inc. (b),(a),(c),(e)	123,023	2,540,425
SUPERVALU, Inc. (a),(c)	55,700	277,943
Target Corp.	84,500	5,803,460
Wal-Mart Stores, Inc. (c)	212,800	15,347,136

		30,094,006

Retail—Discretionary — 2.8%
1-800-Flowers.com, Inc. Class A (a)	3,000	27,510
Advance Auto Parts, Inc.	33,900	5,055,168
Amazon.com, Inc. (b),(a),(c)	27,802	23,278,892

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
American Eagle Outfitters, Inc.	122,400	$2,186,064
AutoZone, Inc. (a)	2,400	1,844,016
Barnes & Noble Education, Inc. (a)	11,200	107,184
Big 5 Sporting Goods Corp. (c)	5,100	69,462
Builders FirstSource, Inc. (b),(a),(e)	129,180	1,486,862
Burlington Stores, Inc. (a)	90,600	7,340,412
Cabela’s, Inc. (a)	28,300	1,554,519
Caleres, Inc.	5,400	136,566
Cato Corp. (The) Class A	4,900	161,161
Christopher & Banks Corp. (a)	100	145
Citi Trends, Inc. (c)	2,800	55,804
Destination Maternity Corp.	500	3,540
Destination XL Group, Inc. (a)	2,499	10,821
Dick’s Sporting Goods, Inc. (b),(e)	137,700	7,810,344
Dillard’s, Inc. Class A	500	31,505
EVINE Live, Inc. (a),(c)	1,700	3,893
Express, Inc. (a)	96,900	1,142,451
Ezcorp, Inc. Class A (a)	5,800	64,148
Finish Line, Inc. (The) Class A	100	2,308
First Cash, Inc.	3,772	177,586
Foot Locker, Inc.	47,300	3,203,156
Francesca’s Holdings Corp. (a)	2,900	44,747
Genesco, Inc. (a)	1,600	87,136
Haverty Furniture Cos., Inc.	1,600	32,064
Home Depot, Inc. (c)	120,400	15,493,072
Kirkland’s, Inc. (a),(c)	11,500	140,070
Liberty Interactive Corp. Class A (a),(c)	42,204	844,502
Liquidity Services, Inc. (a),(c)	8,100	91,044
Lowe’s Cos., Inc. (c)	135,700	9,798,897
Lululemon Athletica, Inc. (a)	36,300	2,213,574
MarineMax, Inc. (a)	3,900	81,705
Michaels Cos., Inc. (a)	22,100	534,157
New York & Co., Inc. (a),(c)	300	678
Overstock.com, Inc. (a)	100	1,532
Ross Stores, Inc.	170,900	10,988,870
Sears Hometown and Outlet Stores, Inc. (a)	100	493
Shoe Carnival, Inc.	3,600	95,976
Stein Mart, Inc. (c)	7,000	44,450
Tile Shop Holdings, Inc. (a)	18,100	299,555
Tilly’s, Inc. Class A (a)	2,800	26,292
TJX Cos., Inc. (c)	203,000	15,180,340
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	54,900	13,065,102
Vera Bradley, Inc. (a)	12,600	190,890
Williams-Sonoma, Inc.	50,100	2,559,108

		127,567,771

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Semiconductors — 1.1%
Advanced Micro Devices, Inc. (a)	42,600	$294,366
Alpha & Omega Semiconductor Ltd. (a),(c)	9,100	197,652
Amkor Technology, Inc. (a),(c)	39,800	386,856
Applied Materials, Inc. (c)	512,100	15,439,815
Applied Micro Circuits Corp. (a)	3,200	22,240
Axcelis Technologies, Inc. (a)	2,850	37,848
CEVA, Inc. (a),(c)	2,500	87,675
Cohu, Inc. (c)	6,000	70,440
DSP Group, Inc. (a),(c)	3,700	44,437
Electro Scientific Industries, Inc. (a)	13,100	73,884
Entegris, Inc. (a)	3,000	52,260
Exar Corp. (a)	4,200	39,102
FormFactor, Inc. (a),(c)	7,061	76,612
GSI Technology, Inc. (a),(c)	418	1,977
II-VI, Inc. (a)	4,500	109,485
Integrated Device Technology, Inc. (a)	13,000	300,300
Intel Corp.	19	717
IXYS Corp.	5,800	69,890
Kemet Corp. (a),(c)	2,100	7,497
KLA-Tencor Corp. (c)	79,800	5,562,858
Lam Research Corp. (c)	139,500	13,212,045
Maxim Integrated Products, Inc.	70,800	2,827,044
Microchip Technology, Inc.	24	1,492
Micron Technology, Inc. (a),(c)	77,700	1,381,506
Nanometrics, Inc. (a)	100	2,234
NeoPhotonics Corp. (a)	300	4,902
Oclaro, Inc. (a)	6,200	53,010
ON Semiconductor Corp. (a),(c)	37,100	457,072
Park Electrochemical Corp.	2,200	38,214
Photronics, Inc. (a),(c)	31,700	326,827
Qualcomm, Inc.	133,148	9,120,638
Rambus, Inc. (a)	1,500	18,750
Rudolph Technologies, Inc. (a),(c)	15,200	269,648
Semtech Corp. (a)	4,200	116,466
Sigma Designs, Inc. (a)	700	5,453
Silicon Laboratories, Inc. (a)	700	41,160
SunEdison Semiconductor Ltd. (a)	6,000	68,340
Tessera Technologies, Inc. (c)	11,200	430,528
Ultra Clean Holdings, Inc. (a)	6,400	47,424
Ultratech, Inc. (a)	3,800	87,704
Vishay Intertechnology, Inc.	800	11,272
Xcerra Corp. (a)	900	5,454

		51,403,094

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Software — 2.1%
2U, Inc. (a)	2,600	$99,554
Adobe Systems, Inc. (a)	8,400	911,736
Agilysys, Inc. (a),(c)	700	7,784
Akamai Technologies, Inc. (a)	108,800	5,765,312
Allscripts Healthcare Solutions, Inc. (a),(e)	378,832	4,989,218
Amber Road, Inc. (a)	4,500	43,425
Apigee Corp. (a)	3,200	55,680
Autodesk, Inc. (a),(c)	77,000	5,569,410
Avid Technology, Inc. (a)	300	2,382
Bazaarvoice, Inc. (a)	23,100	136,521
Box, Inc. Class A (a)	5,800	91,408
Brightcove, Inc. (a)	10,100	131,805
Calix, Inc. (a),(c)	4,200	30,870
Carbonite, Inc. (a),(c)	12,800	196,608
ChannelAdvisor Corp. (a)	3,300	42,669
Citrix Systems, Inc. (a),(c)	10,000	852,200
CommVault Systems, Inc. (b),(a),(c)	34,520	1,834,048
Cornerstone OnDemand, Inc. (a)	6,100	280,295
Digi International, Inc. (a),(c)	5,400	61,560
Electronic Arts, Inc. (b),(a),(c)	31,095	2,655,513
Envestnet, Inc. (a),(c)	3,700	134,865
Evolent Health, Inc. (a)	6,400	157,568
Exa Corp. (a)	300	4,815
Five9, Inc. (a)	26,000	407,680
Fortinet, Inc. (a)	6,400	236,352
Guidewire Software, Inc. (a)	1,100	65,978
HubSpot, Inc. (a)	5,900	339,958
InnerWorkings, Inc. (a),(c)	2,200	20,724
Instructure, Inc. (a)	700	17,759
Intralinks Holdings, Inc. (a),(c)	19,400	195,164
Intuit, Inc.	44,600	4,906,446
j2 Global, Inc. (b),(c),(e)	25,215	1,679,571
Jive Software, Inc. (a)	1,200	5,112
Limelight Networks, Inc. (a),(c)	14,000	26,180
Lionbridge Technologies, Inc. (a),(c)	6,100	30,500
LivePerson, Inc. (a)	5,500	46,255
Mentor Graphics Corp.	10,700	282,908
Microsoft Corp.	186,582	10,747,123
MicroStrategy, Inc. Class A (a),(c)	4,000	669,760
Mindbody, Inc. Class A (a)	20,900	410,894
Model N, Inc. (a),(c)	1,500	16,665
Monotype Imaging Holdings, Inc. (c)	2,600	57,486
Nuance Communications, Inc. (a)	157,100	2,277,950
Oracle Corp.	49,900	1,960,072
Paycom Software, Inc. (a)	200	10,026

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
PDF Solutions, Inc. (a),(c)	1,100	$19,987
Proofpoint, Inc. (a)	24,300	1,818,855
PTC, Inc. (a)	343,456	15,218,535
QAD, Inc. Class A (c)	2,900	64,902
Rackspace Hosting, Inc. (a)	138,600	4,392,234
RealPage, Inc. (a)	3,800	97,660
Red Hat, Inc. (b),(a),(c)	28,520	2,305,272
Rosetta Stone, Inc. (a)	500	4,240
salesforce.com, Inc. (b),(a),(c)	22,140	1,579,246
Seachange International, Inc. (a)	4,900	14,651
Splunk, Inc. (a)	23,900	1,402,452
Tableau Software, Inc. Class A (a)	20,400	1,127,508
Take-Two Interactive Software, Inc. (a)	67,500	3,042,900
Varonis Systems, Inc. (a)	7,000	210,700
Veeva Systems, Inc. Class A (a)	700	28,896
VMware, Inc. Class A (a),(c)	158,300	11,611,305
Workday, Inc. Class A (a)	45,500	4,171,895
Workiva, Inc. (a)	3,700	67,081
Xactly Corp. (a)	19,000	279,680
Zendesk, Inc. (a)	31,800	976,578
Zynga, Inc. Class A (a)	207,300	603,243

		97,503,629

Specialty Finance — 0.2%
AG Mortgage Investment Trust, Inc.	10,000	157,500
Arbor Realty Trust, Inc. (c)	9,200	68,264
Ares Commercial Real Estate Corp.	600	7,560
Cherry Hill Mortgage Investment Corp. (c)	600	10,266
Chimera Investment Corp.	12,158	193,920
Consumer Portfolio Services, Inc. (a),(c)	1,400	6,426
Dynex Capital, Inc.	23,700	175,854
Ellington Residential Mortgage REIT (c)	2,700	35,046
Euronet Worldwide, Inc. (a)	7,200	589,176
Fidelity National Information Services, Inc. (b),(c),(e)	32,110	2,473,433
First Data Corp. Class A (a)	145,900	1,920,044
Flagstar Bancorp, Inc. (a)	1,000	27,750
FleetCor Technologies, Inc. (a)	1,300	225,849
FNFV Group (a)	1,267	15,812
Global Payments, Inc.	766	58,798
Great Ajax Corp.	200	2,730
HFF, Inc. Class A	1,100	30,459
Liberty Tax, Inc.	100	1,278
Meta Financial Group, Inc. (c)	1,600	96,976
MFA Financial, Inc. (c)	12,700	94,996
MGIC Investment Corp. (a)	43,500	348,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
MoneyGram International, Inc. (a)	600	$4,260
Navient Corp.	300	4,341
Newcastle Investment Corp.	20,433	92,562
Newtek Business Services Corp.	6,413	91,450
Nicholas Financial, Inc. (a),(c)	700	7,084
Planet Payment, Inc. (a)	1,300	4,823
Regional Management Corp. (a)	100	2,165
Square, Inc. (a)	18,400	214,544
Total System Services, Inc.	35,800	1,687,970
ZAIS Financial Corp. (c)	1,000	14,430

		8,663,766

Technology Services — 0.2%
Black Box Corp.	4,100	56,990
Ciber, Inc. (a),(c)	4,500	5,175
Cognizant Technology Solutions Corp. Class A (a)	37,100	1,770,041
CoreLogic, Inc. (a)	29,400	1,153,068
CPI Card Group, Inc.	800	4,832
CSG Systems International, Inc. (c)	300	12,399
Dell Technologies, Inc.—VMware, Inc. Class V (b),(a),(c)	11,956	571,497
Engility Holdings, Inc. (a)	1,400	44,100
EPAM Systems, Inc. (b),(a),(e)	20,800	1,441,648
ExlService Holdings, Inc. (a)	200	9,968
Forrester Research, Inc.	100	3,890
Globant SA (a)	3,400	143,208
ICF International, Inc. (a)	200	8,864
IMS Health Holdings, Inc. (a)	31,500	987,210
Luxoft Holding, Inc. (a)	7,600	401,660
Moody’s Corp.	1,100	119,108
NIC, Inc.	5,700	133,950
PFSweb, Inc. (a)	11,700	104,481
Rightside Group Ltd. (a)	200	1,820
Sabre Corp. (c)	38,900	1,096,202
ServiceSource International, Inc. (a)	20,500	100,040
TransUnion (b),(a),(c)	49,332	1,701,954
Travelport Worldwide Ltd.	40,200	604,206
WageWorks, Inc. (a)	1,300	79,183

		10,555,494

Telecommunications — 0.1%
8x8, Inc. (a)	1,200	18,516
Alaska Communications Systems Group, Inc. (a)	6,200	10,664
Cincinnati Bell, Inc. (a)	1,500	6,120
EarthLink Holdings Corp.	4,200	26,040
EchoStar Corp. Class A (a)	1,700	74,511

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
FairPoint Communications, Inc. (a),(c)	5,800	$87,174
General Communication, Inc. Class A (a),(c)	3,100	42,625
Hawaiian Telcom Holdco, Inc. (a),(c)	1,300	29,107
IDT Corp. Class B (c)	7,800	134,472
Internap Network Services Corp. (a),(c)	5,900	9,735
Level 3 Communications, Inc. (a)	4,120	191,086
Lumos Networks Corp. (a),(c)	8,000	112,000
RigNet, Inc. (a)	400	6,048
RingCentral, Inc. Class A (a)	25,500	603,330
Spok Holdings, Inc. (c)	3,200	57,024
Telephone & Data Systems, Inc.	1,800	48,924
Verizon Communications, Inc.	51,300	2,666,574
West Corp. (c)	17,600	388,608
Zix Corp. (a),(c)	17,900	73,390

		4,585,948

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(c)	24,700	354,445
ArcBest Corp.	5,700	108,414
Covenant Transportation Group, Inc. Class A (a)	500	9,665
Hub Group, Inc. Class A (a),(c)	9,000	366,840
JB Hunt Transport Services, Inc.	1,100	89,254
ModusLink Global Solutions, Inc. (a),(c)	3,700	6,068
Navios Maritime Acquisition Corp. (c)	7,200	9,720
Overseas Shipholding Group, Inc.	3,800	40,166
Roadrunner Transportation Systems, Inc. (a)	3,500	27,930
Ryder System, Inc. (c)	41,300	2,723,735
Saia, Inc. (a),(c)	3,900	116,844
Swift Transportation Co. (a),(c)	9,000	193,230
USA Truck, Inc. (a),(c)	700	7,168

		4,053,479

Transportation Equipment — 0.0%
Accuride Corp. (a),(c)	7,600	19,456
American Railcar Industries, Inc.	1,400	58,058
Blue Bird Corp. (a)	500	7,305
Commercial Vehicle Group, Inc. (a)	8,900	51,442
FreightCar America, Inc.	900	12,942
Spartan Motors, Inc.	500	4,790

		153,993

Utilities — 0.1%
Great Plains Energy, Inc.	15,500	422,995
ITC Holdings Corp. (b),(c)	42,253	1,963,919

		2,386,914

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.0%
Casella Waste Systems, Inc. Class A (a),(c)	18,100	$186,430
Ceco Environmental Corp.	1,300	14,664

		201,094

Total United States		1,145,107,183

Uruguay — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	39,600	208,692

Total Uruguay		208,692

TOTAL COMMON STOCK (COST $1,330,622,958)		1,396,240,218

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 9.1%
Cayman Islands — 3.9%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.53%, 05/01/27 (b),(d),(f),(c)	$2,300,000	2,020,090
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 4.18%, 07/15/26 (b),(d),(f)	4,500,000	4,136,850
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.33%, 04/15/24 (b),(d),(f)	373,000	335,141
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 1.26%, 07/23/35 (b),(d),(f),(g)	1,168,876	970,167
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 1.26%, 09/23/37 (b),(d),(f),(g)	996,000	438,240
Allegro CLO I Ltd., Series 2013-1A, Class C, 4.21%, 01/30/26 (b),(d),(f)	5,000,000	4,686,000
Allegro CLO II Ltd., Series 2014-1A, Class C, 4.85%, 01/21/27 (b),(d),(f)	1,900,000	1,864,850
APIDOS CLO, Series 2012-10A, Class E, 7.01%, 10/30/22 (b),(d),(f)	1,000,000	994,700
Ares CLO Ltd., Series 2012, Class 3A, 4.45%, 01/17/24 (b),(d),(f)	3,000,000	2,991,900
ARES CLO Ltd., Series 2012-2A, Class DR, 4.37%, 10/12/23 (b),(d),(f)	400,000	397,000
Ares CLO Ltd., Series 2012-2A, Class E, 6.47%, 10/12/23 (b),(d),(f)	3,621,000	3,544,959
Ares XXIII CLO Ltd., Series 2012-1A, Class E, 6.29%, 04/19/23 (b),(d),(f),(c)	3,200,000	3,182,080
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.92%, 10/11/42 (b),(d),(f),(g)	687,043	638,950

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Babson CLO Ltd., Series 2013-IA, Class D, 4.20%, 04/20/25 (b),(d),(f)	$3,200,000	$3,081,920
Babson CLO Ltd., Series 2015-2A, Class E, 6.25%, 07/20/27 (b),(d),(f)	650,000	587,080
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 5.18%, 07/15/24 (b),(d),(f)	2,823,000	2,413,383
BlueMountain CLO 2012-1 Ltd., Series 2012-1A, Class E, 6.20%, 07/20/23 (b),(d),(f)	2,360,000	2,346,784
BlueMountain CLO Ltd., Series 2011-1A, Class E, 6.57%, 08/16/22 (b),(d),(f)	5,200,000	5,172,960
Bridgeport CLO Ltd., Series 2006-1A, Class C, 2.20%, 07/21/20 (b),(d),(f)	500,000	494,750
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 5.68%, 04/18/25 (b),(d),(f)	600,000	560,100
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class D, 4.32%, 05/15/25 (b),(d),(f)	1,900,000	1,797,590
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class D1, 5.83%, 07/27/26 (b),(d),(f)	660,000	590,172
Catamaran CLO Ltd., Series 2014-1A, Class C, 3.95%, 04/20/26 (b),(d),(f)	3,100,000	2,802,090
Catamaran CLO Ltd., Series 2015-1A, Class D, 4.35%, 04/22/27 (b),(d),(f)	1,600,000	1,502,240
Catamaran CLO Ltd., Series 2015-1A, Class E, 5.85%, 04/22/27 (b),(d),(f)	600,000	512,580
Cathedral Lake CLO Ltd., Series 2013-1A, Class C, 4.33%, 01/15/26 (b),(d),(f)	1,000,000	942,400
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.71%, 05/20/26 (b),(d),(f)	1,600,000	1,347,360
CIFC Funding III Ltd., Series 2012-3A, Class A3L, 3.75%, 01/29/25 (b),(d),(f)	1,000,000	995,300
CIFC Funding III Ltd., Series 2014-3A, Class E, 5.45%, 07/22/26 (b),(d),(f)	1,500,000	1,286,550
CIFC Funding III Ltd., Series 2015-3A, Class E, 6.74%, 10/19/27 (b),(d),(f)	800,000	746,160
CIFC Funding IV Ltd., Series 2015-4A, Class D, 6.20%, 10/20/27 (b),(d),(f)	1,000,000	892,900
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.59%, 12/05/24 (b),(d),(f)	2,544,000	2,475,312
CIFC Funding Ltd., Series 2013-1A, Class D, 5.92%, 04/16/25 (b),(d),(f)	2,709,000	2,469,253
CIFC Funding Ltd., Series 2014-4A, Class D, 4.08%, 10/17/26 (b),(d),(f)	1,200,000	1,118,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding Ltd., Series 2015-1A, Class D, 4.70%, 01/22/27 (b),(d),(f)	$800,000	$762,880
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.81%, 11/21/22 (b),(d),(f),(c)	1,800,000	1,787,400
Cutwater Ltd., Series 2014-1A, Class C, 4.38%, 07/15/26 (b),(d),(f)	1,512,000	1,342,958
Cutwater Ltd., Series 2015-1A, Class D1, 4.58%, 07/15/27 (b),(d),(f)	4,500,000	4,140,900
Cutwater Ltd., Series 2015-1A, Class E, 6.68%, 07/15/27 (b),(d),(f)	733,000	624,589
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(d)	748,207	754,043
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.54%, 11/09/25 (b),(d),(f)	3,150,000	3,064,320
Eastland CLO Ltd., Series 2007-1A, Class C, 2.26%, 05/01/22 (b),(d),(f)	400,000	355,200
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.38%, 01/16/26 (b),(d),(f)	789,000	684,615
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 5.22%, 11/15/24 (b),(d),(f)	1,400,000	1,391,040
Galaxy XIV CLO Ltd., Series 2012-14A, Class E, 6.22%, 11/15/24 (b),(d),(f)	4,057,000	3,866,727
GoldenTree Loan Opportunities, Series 2012-6A, Class D, 4.88%, 04/17/22 (b),(d),(f)	1,500,000	1,489,350
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class D, 5.05%, 08/18/22 (b),(d),(f)	500,000	496,750
Golub Capital Partners CLO Ltd., Series 2015-22A, Class C, 4.96%, 02/20/27 (b),(d),(f)	1,200,000	1,146,360
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.24%, 04/28/25 (b),(d),(f),(c)	1,800,000	1,553,760
Harbourview CDO III Ltd., Series 3A, Class A, 1.83%, 09/15/31 (b),(d),(f),(g)	4,882,493	4,577,337
ING IM CLO Ltd., Series 2013-1A, Class C, 4.18%, 04/15/24 (b),(d),(f),(c)	1,900,000	1,890,500
ING IM CLO Ltd., Series 2013-2A, Class C, 4.21%, 04/25/25 (b),(d),(f)	658,000	654,710
ING IM CLO Ltd., Series 2013-2A, Class D, 5.71%, 04/25/25 (b),(d),(f)	600,000	548,880
Jamestown Ltd., Series 2015-7A, Class C, 4.46%, 07/25/27 (b),(d),(f)	2,000,000	1,916,000
Jamestown Ltd., Series 2015-7A, Class D, 6.21%, 07/25/27 (b),(d),(f)	1,100,000	929,940
Kingsland VI Ltd., Series 2013-6A, Class D, 4.39%, 10/28/24 (b),(d),(f)	900,000	863,370

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.35%, 12/15/24 (b),(d),(f),(c)	$3,500,000	$3,496,850
Kodiak CDO II Ltd., Series 2007-2A, Class A1, 1.13%, 11/07/42 (b),(d),(f),(g)	711,698	688,924
Kodiak CDO Ltd., Series 2006-1A, Class A2, 1.27%, 08/07/37 (b),(d),(f),(g)	1,250,000	887,500
LCM Ltd. Partnership, Series 9A, Class E, 4.87%, 07/14/22 (b),(d),(f)	4,890,000	4,859,682
LCM XI LP, Series 11A, Class D2, 4.64%, 04/19/22 (b),(d),(f)	1,830,000	1,816,275
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.95%, 01/20/25 (b),(d),(f),(c)	1,900,000	1,843,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.45%, 07/20/26 (b),(d),(f),(c)	3,400,000	2,975,680
Magnetite VI Ltd., Series 2012-6A, Class ER, 6.40%, 09/15/23 (b),(d),(f),(c)	2,800,000	2,772,280
MAPS CLO Fund II Ltd., Series 2007-2A, Class D, 4.95%, 07/20/22 (b),(d),(f)	1,418,000	1,400,417
MidOcean Credit CLO III, Series 2014-3A, Class D, 4.45%, 07/21/26 (b),(d),(f)	982,000	902,753
MidOcean Credit CLO III, Series 2014-3A, Class E, 5.95%, 07/21/26 (b),(d),(f)	346,000	293,373
Muir Grove CLO Ltd., Series 2007-1A, Class E, 8.71%, 03/25/20 (b),(d),(f)	769,091	763,862
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 5.35%, 08/28/26 (b),(d),(f),(c)	1,800,000	1,733,400
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 4.03%, 04/15/26 (b),(d),(f)	1,000,000	940,400
Ocean Trails CLO V, Series 2014-5A, Class D, 4.63%, 10/13/26 (b),(d),(f),(c)	1,800,000	1,670,760
Ocean Trails CLO V, Series 2014-5A, Class E, 6.02%, 10/13/26 (b),(d),(f)	800,000	664,560
Octagon Investment Partners X Ltd., Series 2006-10A, Class D, 2.08%, 10/18/20 (b),(d),(f)	500,000	488,300
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (b),(d),(f)	1,000,000	994,100
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.21%, 10/25/25 (b),(d),(f)	800,000	696,000
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 6.07%, 08/12/26 (b),(d),(f)	600,000	512,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.42%, 11/14/26 (b),(d),(f)	$2,000,000	$1,890,800
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.95%, 11/25/25 (b),(d),(f)	900,000	792,090
OHA Loan Funding Ltd., Series 2013-1A, Class E, 5.86%, 07/23/25 (b),(d),(f)	1,012,000	951,179
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.90%, 07/22/25 (b),(d),(f)	800,000	770,800
OZLM Funding V Ltd., Series 2013-5A, Class D, 5.43%, 01/17/26 (b),(d),(f),(c)	2,050,000	1,824,295
OZLM Ltd., Series 2015-13A, Class D, 6.21%, 07/30/27 (b),(d),(f)	1,100,000	952,930
OZLM VII Ltd., Series 2014-7A, Class C, 4.28%, 07/17/26 (b),(d),(f)	1,500,000	1,411,800
OZLM XI Ltd., Series 2015-11A, Class D, 6.16%, 01/30/27 (b),(d),(f)	800,000	704,240
Parallel Ltd., Series 2015-1A, Class D, 4.35%, 07/20/27 (b),(d),(f)	1,500,000	1,396,650
Preferred Term Securities XIX Ltd/Preferred Term Securities XIX, Inc., 1.28%, 12/22/35 (b),(d),(f),(g)	1,037,960	544,929
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.35%, 06/23/35 (b),(d),(f),(c),(g)	211,000	106,555
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 1.33%, 09/23/35 (b),(d),(f),(g)	198,952	109,423
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 1.15%, 03/22/37 (b),(d),(f),(g)	919,310	643,517
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 1.23%, 03/22/37 (b),(d),(f),(g)	968,152	445,350
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 1.20%, 06/22/37 (b),(d),(f),(g)	273,738	124,551
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 1.22%, 09/22/37 (b),(d),(f),(g)	268,701	126,289
Sound Point CLO I Ltd., Series 2012-1A, Class D, 5.28%, 10/20/23 (b),(d),(f)	900,000	896,580
Sound Point CLO I Ltd., Series 2012-1A, Class E, 6.70%, 10/20/23 (b),(d),(f)	300,000	299,370
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.25%, 07/20/27 (b),(d),(f)	1,700,000	1,608,710

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Sound Point CLO V Ltd., Series 2014-1A, Class D, 4.08%, 04/18/26 (b),(d),(f)	$1,200,000	$1,110,960
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 4.28%, 04/17/21 (b),(d),(f)	7,189,000	7,058,160
Stone Tower CLO VII Ltd., Series 2007-7A, Class C, 5.05%, 08/30/21 (b),(d),(f)	3,850,000	3,844,995
Symphony CLO III Ltd., Series 2007-3A, Class E, 4.47%, 05/15/19 (b),(d),(f)	1,300,000	1,298,960
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.93%, 04/16/22 (b),(d),(f),(c)	2,775,000	2,755,020
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.68%, 01/17/25 (b),(d),(f)	2,100,000	2,084,880
Trapeza CDO XII Ltd., Series 2007-12A, Class A2, 1.01%, 04/06/42 (b),(d),(f),(g)	375,000	176,250
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 1.12%, 11/09/42 (b),(d),(f),(g)	431,000	202,570
Venture CDO Ltd., Series 2007-13A, Class A3, 1.22%, 11/09/42 (b),(d),(f),(c),(g)	270,000	129,600
Venture CDO Ltd., Series 2014-16A, Class B1L, 4.13%, 04/15/26 (b),(d),(f),(c)	4,000,000	3,678,400
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.40%, 06/10/25 (b),(d),(f)	5,000,000	4,916,000
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.58%, 08/28/25 (b),(d),(f),(c)	1,775,000	1,679,683
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.68%, 01/15/27 (b),(d),(f),(c)	2,500,000	2,401,250
Vibrant CLO Ltd., Series 2015-3A, Class C, 4.35%, 04/20/26 (b),(d),(f)	1,082,000	1,010,480
Voya CLO Ltd., Series 2012-1RA, Class DR, 5.54%, 03/14/22 (b),(d),(f)	1,500,000	1,492,350
WhiteHorse Ltd., Series 2014-1A, Class D, 4.41%, 05/01/26 (b),(d),(f)	2,912,100	2,519,840

Total Cayman Islands		177,537,272

Ireland — 0.0%
Trade Maps Ltd., Series 2013-1A, Class D, 5.52%, 12/10/18 (b),(d),(f)	2,000,000	2,000,800

Total Ireland		2,000,800

United States — 5.2%
Access Group, Inc., Series 2005-A, Class B, 1.51%, 07/25/34 (b),(f)	2,105,828	1,815,224
AmeriCredit Automobile Receivables, Series 2016-1, Class D, 3.59%, 02/08/22 (b)	1,400,000	1,437,380
AMPLIT Trust, Series 2015-A, Class B, 6.75%, 09/15/21 (b),(d)	1,207,000	1,209,293

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
AMPLIT Trust, Series 2015-A, Class C, 8.75%, 09/15/21 (b),(d),(c)	$261,000	$261,835
AMPLIT Trust, Series 2015-A SEQ, Class A, 5.00%, 09/15/21 (b),(d)	1,877,877	1,892,337
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (b),(d)	4,343,400	4,293,885
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 4.18%, 04/16/21 (b),(d),(f)	2,500,000	2,314,000
Ascentium Equipment Receivables LLC, Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(d),(g)	758,000	752,163
Ascentium Equipment Receivables LLC, Series 2015-2A, Class E, 6.52%, 10/12/21 (b),(d),(g)	1,299,000	1,290,946
Associates Manufactured Housing Pass-Through Certificates, Series 1997-2, Class B1, 7.15%, 03/15/28 (b),(f),(g)	276,165	325,709
AVANT Loans Funding Trust, Series 2016-A, Class B, 7.65%, 06/15/20 (b),(d)	1,262,000	1,299,229
AVANT Loans Funding Trust, Series 2016-B, Class B, 7.80%, 09/15/20 (b),(d)	7,330,000	7,609,273
AVANT Loans Funding Trust, Series 2016-B, Class C, 10.60%, 04/15/22 (b),(d)	3,778,000	3,959,344
Bear Stearns Asset Backed Securities Trust, Series 2007-1, Class A2, 0.81%, 01/25/37 (b),(f)	2,132,851	2,027,488
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 0.85%, 01/25/47 (b),(f)	3,357,808	3,235,583
Bridgeport CLO II Ltd., Series 2007-2A, Class C, 3.11%, 06/18/21 (b),(d),(f)	750,000	718,950
Carlyle Daytona CLO Ltd., Series 2007-1A, Class B2L, 4.13%, 04/27/21 (b),(d),(f)	562,650	549,484
Carlyle Global Market Strategies, Series 2012-1A, Class E, 6.45%, 04/20/22 (b),(d),(f)	3,700,000	3,681,500
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class D, 4.13%, 04/17/25 (b),(d),(f)	1,700,000	1,639,140
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, 6.44%, 07/28/28 (b),(d),(f)	1,100,000	1,007,820
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.63%, 08/25/36 (b),(f)	846,579	817,372
Castlelake Aircraft Securitization Trust, Series 2016-1, Class B, 6.15%, 08/15/41 (b)	4,965,500	4,971,459
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class D, 2.64%, 07/15/21 (b),(d)	1,380,000	1,357,092

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class D, 4.17%, 01/16/23 (b),(d)	$5,300,000	$5,350,350
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class D, 4.22%, 02/15/23 (b),(d)	2,000,000	2,001,200
Citi Held For Asset Issuance, Series 2015-PM2, Class B, 4.00%, 03/15/22 (b),(d)	3,260,000	3,262,282
Citi Held For Asset Issuance, Series 2015-PM3, Class C, 6.99%, 05/16/22 (b),(d)	267,000	256,827
Citi Held For Asset Issuance, Series 2016-PM1, Class C, 10.26%, 04/15/25 (b),(d)	254,000	264,338
Conn Funding II LP, Series 2016-A, Class B, 8.96%, 08/15/18 (b),(d)	813,000	821,699
Conseco Financial Corp., Series 1998-4 SEQ, Class A5, 6.18%, 04/01/30 (b)	358,863	381,400
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.81%, 02/15/34 (b),(f)	951,719	862,448
Countrywide Home Equity Loan Trust, Series 2004-P, Class 2A, 0.84%, 03/15/34 (b),(f)	21,081	18,456
Countrywide Home Equity Loan Trust, Series 2006-G, Class 2A, 0.67%, 10/15/36 (b),(f)	208,421	176,450
CPS Auto Receivables Trust, Series 2014-B, Class D, 4.62%, 05/15/20 (b),(d),(c)	156,000	157,030
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 08/17/20 (b),(d)	391,000	377,276
Credit Suisse Mortgage Trust, Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(d)	6,299,859	6,153,072
Credit Suisse Mortgage Trust, Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(d),(h)	6,495,505	6,351,954
Credit Suisse Mortgage Trust, Series 2015-RPL5, Class A1, 3.50%, 11/26/55 (b),(d),(c)	33,527,519	32,883,790
Credit-Based Asset Servicing & Securitization LLC, Series 2006-SC1, Class M2, 0.93%, 05/25/36 (b),(d),(f),(g)	529,000	480,544
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class M1, 0.89%, 05/25/36 (b),(d),(f),(g)	195,000	179,712
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(d),(c)	5,300,000	5,445,750
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21 (b),(d)	5,375,000	5,471,213
Drive Auto Receivables Trust, Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(d)	2,500,000	2,592,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(d)	$600,000	$612,600
DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 02/15/22 (b),(d)	1,000,000	1,017,300
Exeter Automobile Receivables Trust, Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(d),(c)	4,200,000	4,240,320
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(d),(c)	4,300,000	4,347,300
Exeter Automobile Receivables Trust, Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(d)	2,700,000	2,722,140
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(d),(c)	1,900,000	1,936,100
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(d),(g)	785,234	789,160
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (b),(d)	1,800,000	1,786,680
Flagship Credit Auto Trust 2016-3, Series 2016-3, Class D, 3.89%, 11/15/22 (b),(d)	750,000	749,250
Flatiron CLO Ltd., Series 2007-1A, Class D, 3.28%, 10/15/21 (b),(d),(f)	800,000	782,400
GE Business Loan Trust, Series 2005-1A, Class C, 1.22%, 06/15/33 (b),(d),(f)	26,998	20,940
GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.90%, 10/15/21 (b),(d)	560,000	574,168
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(d),(g)	2,453,635	2,332,916
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.88%, 01/15/34 (b),(d),(f),(g)	720,565	652,112
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2, 6.00%, 09/15/21 (b),(d),(g)	163,000	162,283
Merit Securities Corp., Series 12-1, Class 1M1, 7.63%, 07/28/33 (b)	950,000	1,028,375
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE3, Class A2C, 0.69%, 04/25/36 (b),(f),(c)	247,781	246,418
Nationstar HECM Loan Trust, Series 2015-2A, Class M2, 6.66%, 11/25/25 (b),(d)	3,253,000	3,316,759
Nationstar HECM Loan Trust, Series 2016-1A, Class M2, 7.39%, 02/25/26 (b),(d)	2,509,000	2,525,810
Nationstar HECM Loan Trust, Series 2016-2A, Class M2, 6.54%, 06/25/26 (b),(d)	1,693,000	1,734,986

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Nationstar HECM Loan Trust 2016-3, Series 2016-3A, Class M2, 5.68%, 08/25/26 (b),(d)	$1,217,000	$1,222,963
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.66%, 06/25/37 (b),(f),(c)	637,660	638,170
Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (b),(d),(g)	1,677,000	1,677,000
NYMT Residential, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (b),(d)	8,083,133	8,060,501
Ondeck Asset Securitization Trust, Series 2016-1A, Class B, 7.63%, 05/17/20 (b),(d),(g)	1,546,000	1,545,845
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25 (b),(d)	3,000,000	2,989,200
Pretium Mortgage Credit Partners LLC, Series 2016-NPL1 SEQ, Class A1, 4.38%, 02/27/31 (b),(d),(c)	7,851,121	7,914,715
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.80%, 06/15/33 (b),(f)	2,245,762	2,108,321
SLM Private Credit Student Loan Trust, Series 2004-B, Class C, 1.72%, 09/15/33 (b),(f)	1,993,248	1,876,443
SLM Private Credit Student Loan Trust, Series 2005-B, Class C, 1.55%, 06/15/39 (b),(f)	2,463,982	2,320,579
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.66%, 08/25/37 (b),(f),(c)	410,182	411,248
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.81%, 10/12/21 (b),(d),(f)	2,000,000	1,966,600
Vericrest Opportunity Loan Trust, Series 2015-NP12, Class A1, 3.88%, 09/25/45 (b),(d)	4,203,225	4,153,206
Vericrest Opportunity Loan Trust, Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(d),(c)	1,112,544	1,113,990
Vericrest Opportunity Loan Trust, Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(d),(h)	6,442,781	6,406,057
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(d),(c)	1,936,513	1,938,062

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
VOLT XLIV LLC, Series 2016-NPL4 SEQ, Class A1, 4.25%, 04/25/46 (b),(d)	$898,906		$909,154
VOLT XLV LLC, Series 2016-NPL5 SEQ, Class A1, 4.00%, 05/25/46 (b),(d)	4,759,232		4,785,884
VOLT XLVI LLC, Series 2016-NPL6 SEQ, Class A1, 3.84%, 06/25/46 (b),(d)	8,480,274		8,543,028
VOLT XLVII LLC, Series 2016-NPL7 SEQ, Class A1, 3.75%, 06/25/46 (b),(d),(h)	7,007,611		7,020,926
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(d),(h)	15,433,135		15,440,852
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(d),(c)	1,970,594		1,963,106

Total United States			238,538,414

TOTAL ASSET-BACKED SECURITIES (COST $419,640,722)			418,076,486

CONVERTIBLE BOND — 0.3%
Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17	14,300,000	EUR	13,806,919

Total Spain			13,806,919

TOTAL CONVERTIBLE BOND (COST $14,393,638)			13,806,919

BANK LOANS — 0.2%
Canada — 0.0%
Waste & Environmental Services & Equipment — 0.0%
Tervita Corp., 6.25%, 05/15/18 (b),(g)	$123,537		122,213

Total Canada			122,213

Luxembourg — 0.0%
Aerospace & Defense — 0.0%
Silver II US Holdings LLC, 4.00%, 12/13/19 (b),(g)	308,829		288,240

Total Luxembourg			288,240

Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 1.00%, 01/02/17 (b),(g)	1,243,399		155,425

Total Netherlands			155,425

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (b),(g)	$68,917	$55,104
Ceva Logistics Canada, 6.50%, 03/19/21 (b),(g)	8,615	6,888
Ceva Intercompany BV, 6.50%, 03/19/21 (b),(f),(g)	49,964	39,951
CEVA Group PLC, 6.50%, 03/19/21 (b),(g)	48,595	38,855

Total United Kingdom		140,798

United States — 0.2%
Advertising & Marketing — 0.0%
Affinion Group, Inc., 6.75%, 04/30/18 (b),(g)	738,857	716,322
Getty Images, Inc., 4.75%, 10/18/19 (b),(g)	656,078	547,280

		1,263,602

Automobiles Manufacturing — 0.0%
AmGen Holdings LLC, 10.25%, 03/22/18 (b),(g)	646,798	635,480

Containers & Packaging — 0.1%
Consolidated Container Co. LLC, 5.00%, 07/03/19 (b),(g)	1,388,681	1,379,419

Exploration & Production — 0.0%
Offshore Group Investment Ltd., 7.35%, 12/31/19 (b),(g)	207,168	190,940

Financial Services — 0.0%
LBI Media, Inc., 8.25%, 03/31/18 (b),(g)	98,280	98,280

Pipeline — 0.0%
NGPL PipeCo LLC, 6.75%, 09/15/17 (b),(g)	35,308	35,264

Software & Services — 0.0%
RP Crown Parent LLC, 6.00%, 12/21/18 (b),(g)	190,177	189,909
Syniverse Holdings, Inc., 4.00%, 04/23/19 (b),(g)	442,708	390,468
Syniverse Holdings, Inc., 4.00%, 04/23/19 (b),(g)	114,356	100,919

		681,296

Transportation & Logistics — 0.0%
OSG Bulk Ships, Inc., 5.25%, 08/05/19 (b),(g)	237,461	236,570

Waste & Environmental Services & Equipment — 0.0%
Liberty Tire Recycling HoldCo., 9.00%, 06/30/20 (b),(g)	47,345	44,741

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 9.75%, 06/15/20 (b),(g)	$1,896,879		$1,720,944

Total United States			6,286,536

TOTAL BANK LOANS (COST $7,810,245)			6,993,212

CORPORATE BONDS & NOTES — 7.1%
Brazil — 0.6%
Integrated Oils — 0.6%
Petrobras Global Finance BV, 3.00%, 01/15/19	6,358,000	EUR	6,230,840
Petrobras Global Finance BV, 3.25%, 04/01/19	1,466,000	EUR	1,648,286
Petrobras Global Finance BV, 4.88%, 03/17/20	9,638,000	EUR	9,737,368
Petrobras Global Finance BV, 5.75%, 01/20/20	2,151,000	EUR	2,216,605
Petrobras Global Finance BV, 8.38%, 05/23/21	4,241,000	EUR	4,646,864
Petrobras Global Finance BV, 8.75%, 05/23/26	2,662,000	EUR	2,941,510

Total Brazil			27,421,473

Canada — 0.1%
Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(i)	$3,105,000		2,887,650

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (b),(d)	1,241,000	CAD	908,367

Waste & Environmental Services & Equipment — 0.0%
Tervita Corp., 8.00%, 11/15/18 (b),(d)	$1,454,000		1,439,460
Tervita Corp., 9.00%, 11/15/18 (b),(d)	520,000	CAD	392,393

			1,831,853

Total Canada			5,627,870

Ecuador — 0.0%
Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.49%, 09/24/19 (f)	$2,117,684		2,059,448

Total Ecuador			2,059,448

France — 0.4%
Oil & Gas Services & Equipment — 0.2%
CGG SA, 6.50%, 06/01/21	10,900,000		5,313,750
CGG SA, 6.88%, 01/15/22	3,000,000		1,530,000

			6,843,750

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Property & Casualty Insurance — 0.0%
Groupama SA REG S, 6.38%, (f),(j)	2,000,000	EUR	$2,066,963

Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18	16,402,000	EUR	11,377,049

Total France			20,287,762

Mexico — 0.2%
Integrated Oils — 0.2%
Petroleos Mexicanos, 4.25%, 01/15/25	$2,129,000		2,070,452
Petroleos Mexicanos, 6.88%, 08/04/26	4,157,000		4,686,810

			6,757,262

Transportation & Logistics — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26	551,000		552,378
Mexico City Airport Trust REG S, 5.50%, 10/31/46	807,000		792,877

			1,345,255

Total Mexico			8,102,517

Netherlands — 0.0%
Wireline Telecommunication Services — 0.0%
GTH Finance BV	1,968,000		2,069,509

Total Netherlands			2,069,509

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(k),(g)	4,153,752		3,323,002

Total Poland			3,323,002

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB (b),(d)	847,000		847,000
Perstorp Holding AB (b),(d),(c)	2,200,000		2,172,500

Total Sweden			3,019,500

United Kingdom — 0.2%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (b),(d)	2,789,000	EUR	2,496,155
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18 (b)	200,000	EUR	198,608

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19 (b),(d)	97,000	EUR	$58,200
CEVA Group PLC, 4.00%, 05/01/18 (b),(d)	$6,347,796		5,617,800

Total United Kingdom			8,370,763

United States — 5.2%
Casinos & Gaming — 0.6%
Caesars Entertainment Operating Co., Inc., 10.75%, 02/01/16 (b),(a),(i)	7,000		5,180
Chester Downs & Marina LLC / Chester Downs Finance Corp., 9.25%, 02/01/20 (b),(d)	181,000		166,973
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(d)	9,718,000		9,815,180
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (b),(d)	856,000		857,070
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(d),(c),(e)	16,663,000		17,225,376

			28,069,779

Chemicals — 0.1%
LyondellBasell Industries NV, 0.00%, 08/15/49 (b),(g),(m)	18,000,000		3,360,600
LyondellBasell Industries NV, 1.00%, 08/15/15 (b),(g)	3,591,000		862,458

			4,223,058

Consumer Finance — 0.1%
DFC Finance Corp., PIK, 12.00%, 06/16/20 (b),(d),(g)	8,239,994		4,779,197

Consumer Services — 0.2%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (b),(d)	9,000		8,843
RR Donnelley & Sons Co., 6.00%, 04/01/24 (b)	6,542,000		6,492,935
RR Donnelley & Sons Co., 6.50%, 11/15/23 (b)	1,347,000		1,357,102
RR Donnelley & Sons Co., 6.63%, 04/15/29 (b)	160,000		154,400
RR Donnelley & Sons Co., 7.00%, 02/15/22 (b)	69,000		71,588

			8,084,868

Containers & Packaging — 0.0%
BWAY Holding Co., 9.13%, 08/15/21 (b),(d)	290,000		303,050
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (b),(d)	386,000		394,685

			697,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Electrical Equipment Manufacturing — 0.0%
Dispensing Dynamics International, 12.50%, 01/01/18 (b),(d)	$841,000	$809,463

Entertainment Resources — 0.0%
Production Resource Group, Inc., 8.88%, 05/01/19 (b),(g)	3,618,000	2,170,800

Exploration & Production — 0.1%
California Resources Corp., 8.00%, 12/15/22 (b),(d)	4,044,000	2,689,260

Financial Services — 0.2%
Double Eagle ACQ Sub, Inc., 7.50%, 10/01/24 (b),(d)	1,997,000	2,031,947
MF Global Holdings Ltd., 1.88%, 02/01/16 (a),(b),(g),(i)	18,687,000	4,671,750
MF Global Holdings Ltd., 3.38%, 08/01/18 (a),(b),(g),(i)	4,776,000	1,194,000
MF Global Holdings Ltd., 6.25%, 08/08/16 (a),(b),(g),(i)	4,026,000	1,006,500

		8,904,197

Forest & Paper Products Manufacturing — 0.3%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b),(e)	16,309,000	14,148,057

Hardware — 0.2%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c),(e)	9,810,000	9,454,387

Health Care Facilities & Services — 0.3%
CHS/Community Health Systems, Inc., 8.00%, 11/15/19 (b),(e)	4,315,000	4,228,700
Kindred Healthcare, Inc., 8.75%, 01/15/23 (b),(e)	2,835,000	2,835,000
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(e)	5,248,000	4,998,720

		12,062,420

Homebuilders — 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 02/15/21 (b),(d),(c)	406,000	393,820

Industrial Other — 0.2%
Engility Corp., 8.88%, 09/01/24 (b),(d)	7,814,000	7,911,675
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (b),(d)	1,286,000	1,289,215

		9,200,890

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Managed Care — 0.1%
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(d),(c)	$7,387,000	$6,057,340

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (b),(d)	1,599,000	1,630,980
Zekelman Industries, Inc., 9.88%, 06/15/23 (b),(d)	72,000	75,960

		1,706,940

Metals & Mining — 0.5%
AK Steel Corp., 7.63%, 05/15/20 (b),(c)	12,450,000	12,138,750
AK Steel Corp., 7.63%, 10/01/21 (b),(c)	6,654,000	6,404,475
AK Steel Corp., 8.38%, 04/01/22 (b),(c),(e)	4,445,000	4,322,762
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(c)	1,685,000	1,802,950

		24,668,937

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(c)	579,000	547,155

Pipeline — 0.1%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (b)	1,008,000	947,520
NGPL PipeCo LLC, 7.12%, 12/15/17 (b),(d)	1,004,000	1,049,180
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.63%, 07/15/22 (b)	208,000	191,360
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.63%, 11/15/23 (b)	424,000	385,840

		2,573,900

Publishing & Broadcasting — 1.4%
American Media, Inc., 0.00%, 03/01/22 (b),(d),(m)	46,689,395	25,679,167
American Media, Inc., 5.50%, 09/01/21 (b),(d)	7,875,898	6,792,962
Knight Ridder, Inc., 6.88%, 03/15/29 (b)	6,818,000	4,840,780
Knight Ridder, Inc., 7.15%, 11/01/27 (b)	739,000	596,743
LBI Media, Inc., 10.00%, 04/15/19 (b),(d)	4,194,000	4,178,272
LBI Media, Inc., 13.50%, 04/15/20 (b),(d)	4,264,620	3,699,558
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(d),(c),(e)	6,567,000	6,780,427
McClatchy Co., 9.00%, 12/15/22 (b)	2,843,000	2,921,183
Time, Inc., 5.75%, 04/15/22 (b),(d)	8,836,000	8,681,556

		64,170,648

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Railroad — 0.0%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (b),(d)	$392,000		$355,740

Real Estate — 0.0%
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23 (b),(d)	285,000		285,000

Renewable Energy — 0.0%
Ultra Resources, 0.05%, 12/31/49 (b),(g)	378,000		363,825

Retail—Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d)	9,924,000		9,601,470

Software & Services — 0.3%
iPayment, Inc., 9.50%, 12/15/19 (b),(d)	12,475,731		12,522,515

Transportation & Logistics — 0.2%
Navistar International Corp., 8.25%, 11/01/21 (b),(e)	9,960,000		9,860,400

Travel & Lodging — 0.1%
Viking Cruises Ltd., 6.25%, 05/15/25 (b),(d)	895,000		836,825
Viking Cruises Ltd., 8.50%, 10/15/22 (b),(d)	1,304,000		1,336,600

			2,173,425

Total United States			240,575,226

Venezuela — 0.2%
Integrated Oils — 0.2%
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24	13,739,695		5,854,484
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	4,273,000		1,794,233

Total Venezuela			7,648,717

TOTAL CORPORATE BONDS & NOTES (COST $305,163,666)			328,505,787

SOVEREIGN DEBT — 7.2%
Argentine Republic Government International Bond, 2.26%, 12/31/38 (f),(k)	9,240,000	EUR	6,809,115
Argentine Republic Government International Bond, 2.26%, 12/31/38 (f),(k)	1,478,403	EUR	1,068,701
Argentine Republic Government International Bond, 7.82%, 12/31/33	10,243,716	EUR	12,721,289

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Argentine Republic Government International Bond, 7.82%, 12/31/33	1,018,317	EUR	$1,278,337
Argentine Republic Government International Bond, 8.75%, 06/02/17	7,992,690	EUR	8,320,390
Argentine Republic Government International Bond REG S, 6.88%, 04/22/21	$2,423,000		2,637,436
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(c)	20,283,796	EUR	25,661,220
Ecuador Government International Bond, 10.75%, 03/28/22	$1,884,000		1,921,680
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(c)	22,012,700	EUR	27,103,864
Hellenic Republic Government Bond REG S, 3.00%, 02/24/23 - 02/24/42 (c),(f),(k)	5,711,500	EUR	4,065,484
Hellenic Republic Government Bond REG S, 3.38%, 07/17/17 (d)	15,115,000	EUR	16,600,615
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (d)	9,532,000	EUR	9,728,948
Japan Treasury Discount Bill, 0.00%, 12/19/16 (b),(m)	3,000,000,000	JPY	29,599,813
Letras del Banco Central de la Republica Argentina, Zero Coupon, 11/30/16	37,500,000	ARS	2,341,690
Letras del Banco Central de la Republica Argentina, Zero Coupon, 12/07/16	57,108,693	ARS	3,549,510
Letras del Banco Central de la Republica Argentina, Zero Coupon, 12/21/16	37,500,000	ARS	2,316,582
Letras del Banco Central de la Republica Argentina, Zero Coupon, 12/28/16	178,203,981	ARS	10,960,772
Letras del Banco Central de la Republica Argentina, Zero Coupon, 01/04/17	170,625,000	ARS	10,449,177
Letras del Banco Central de la Republica Argentina, Zero Coupon, 01/11/17 (f)	181,500,000	ARS	11,067,252
Letras del Banco Central de la Republica Argentina, Zero Coupon, 01/18/17	230,115,223	ARS	13,971,415
Letras del Banco Central de la Republica Argentina, Zero Coupon, 01/25/17	17,283,331	ARS	1,044,870
Letras del Banco Central de la Republica Argentina, 0.01%, 01/04/17 (f)	19,219,000	ARS	1,176,983
Mexican Bonos, 10.00%, 12/05/24 (b)	315,050,000	MXN	20,526,300
Mexico Government International Bond, 4.00%, 10/02/23	$2,390,000		2,556,105
Oman Government International Bond, 3.63%, 06/15/21	1,886,000		1,903,917
Pakistan Government International Bond REG S, 6.75%, 12/03/19	1,968,000		2,072,546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount		Value
Paraguay Government International Bond, 4.63%, 01/25/23	$3,779,000		$4,005,740
Paraguay Government International Bond, 5.00%, 04/15/26	544,000		588,880
Republic of Cyprus REG S, 3.88%, 05/06/22	3,694,000	EUR	4,321,033
Republic of Iraq REG S, 5.80%, 01/15/28	$3,833,000		3,122,937
Republic of Peru REG S, 6.35%, 08/12/28	3,360,000	PEN	991,721
Russian Federal Bond—OFZ, 6.40%, 05/27/20	496,109,000	RUB	7,426,537
Russian Foreign Bond—Eurobond, 4.75%, 05/27/26	$12,800,000		13,799,168
Sweden Government Bond, 1.00%, 11/12/26 (b)	154,000,000	SEK	19,392,317
Ukraine Government International Bond, 7.75%, 09/01/19	$8,766,000		8,654,234
Ukraine Government International Bond, 7.75%, 09/01/20 (f)	1,377,000		1,345,604
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/24 (b),(c)	8,556,266	GBP	13,156,858
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/26 (b),(c)	15,911,064	GBP	25,264,761

TOTAL SOVEREIGN DEBT (COST $334,588,902)			333,523,801

MORTGAGE-BACKED SECURITIES — 25.5%
Bermuda — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.1%
Bellemeade Re Ltd. Series 2015-1A Class M2 (b),(d),(f)	$6,214,000		6,235,128

Total Bermuda			6,235,128

Cayman Islands — 0.8%
Collateralized Debt Obligation (Commercial) — 0.6%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2014-1A, Class B, 5.02%, 05/15/24 (b),(d),(f),(g)	250,000		247,725
Arbor Realty Collateralized Loan Obligation Ltd., Series 2015-FL1A, Class B, 3.77%, 03/15/25 (b),(d),(f),(g)	639,000		628,009
Gramercy Real Estate CDO Ltd., Series 2005-1A, Class D, 1.51%, 07/25/35 (b),(d),(f),(g)	2,000,000		1,949,800
Gramercy Real Estate CDO Ltd., Series 2006-1A, Class D, 1.27%, 07/25/41 (b),(d),(f),(g)	1,100,000		1,028,280
Gramercy Real Estate CDO Ltd., Series 2006-1A, Class E, 1.41%, 07/25/41 (b),(d),(f),(g)	4,248,000		3,862,706
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 1.10%, 08/15/56 (b),(d),(f),(g)	5,854,562		5,635,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class BFX, 6.00%, 08/15/56 (b),(d),(g)	$536,000	$10,720
N-Star Real Estate CDO V Ltd., Series 2005-5A, Class A1, 0.81%, 09/22/45 (b),(d),(f),(g)	836,532	770,697
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 4.53%, 03/15/32 (b),(d),(f)	1,500,000	1,449,900
Sorin Real Estate CDO I Ltd., Series 2005-1A, Class A2, 1.25%, 06/07/40 (b),(d),(f),(g)	4,165,000	4,005,481
Sorin Real Estate CDO I Ltd., Series 2005-1A, Class B, 1.31%, 06/07/40 (b),(d),(f),(g)	2,813,000	2,301,878
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.76%, 05/09/46 (b),(d),(f),(g)	6,936,139	6,816,144

		28,706,356

Commercial Mortgage-Backed Securities — 0.2%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, 3.93%, 08/15/31 (b),(d),(f)	2,200,000	2,154,460
PFP III Ltd., Series 2015-2, Class D, 4.53%, 07/14/34 (b),(d),(f)	2,250,000	2,162,475
PFP III Ltd., Series 2015-2, Class E, 5.13%, 07/14/34 (b),(d),(f)	2,400,000	2,295,840

		6,612,775

Total Cayman Islands		35,319,131

United States — 24.6%
Collateralized Debt Obligation (Commercial) — 0.1%
NCT Funding Ltd., Series 2013-6A, Class IMM2, 0.77%, 04/25/40 (b),(d),(f),(g)	16,710	16,680
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 0.98%, 06/25/45 (b),(d),(f),(g)	2,284,000	2,089,860

		2,106,540

Collateralized Mortgage Obligation (Residential) — 9.8%
Alternative Loan Trust, Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (b)	980,379	969,496
Banc of America Funding Corp., Series 2007-B, Class A1, 0.74%, 04/20/47 (b),(f)	2,591,478	2,004,508
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 3.00%, 07/25/37 (b),(f)	231,391	225,814
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.84%, 06/20/35 (b),(f)	2,513,817	2,414,772
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	560,555	562,574

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.04%, 08/25/35 (b),(f)	$2,808,086	$2,637,916
Colony American Homes, Series 2015-1A, Class F, 4.18%, 07/17/32 (b),(d),(f)	6,619,000	6,549,501
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 4.68%, 07/17/33 (b),(d),(f)	1,933,000	1,958,129
Connecticut Avenue Securities, Series 2014-C01, Class M2, 4.93%, 01/25/24 (b),(f),(h)	6,254,577	6,670,506
Connecticut Avenue Securities, Series 2014-C02, Class 2M2, 3.13%, 05/25/24 (b),(f),(c)	5,759,000	5,710,624
Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.13%, 05/25/24 (b),(f),(c),(h)	19,538,501	19,220,023
Connecticut Avenue Securities, Series 2014-C03, Class 2M2, 3.43%, 07/25/24 (b),(f),(c),(h)	9,722,522	9,728,356
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.53%, 07/25/24 (b),(f),(c),(h)	6,666,184	6,676,850
Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 5.43%, 11/25/24 (b),(f),(h)	6,049,000	6,503,885
Connecticut Avenue Securities, Series 2014-C04, Class 2M2, 5.53%, 11/25/24 (b),(f)	4,895,492	5,246,009
Connecticut Avenue Securities, Series 2015-C01, Class 1M2, 4.83%, 02/25/25 (b),(f),(h)	13,999,910	14,648,106
Connecticut Avenue Securities, Series 2015-C01, Class 2M2, 5.08%, 02/25/25 (b),(f),(h)	11,274,088	11,750,981
Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.53%, 05/25/25 (b),(f),(h)	28,639,250	29,753,317
Connecticut Avenue Securities, Series 2015-C02, Class 2M2, 4.53%, 05/25/25 (b),(f),(h)	15,534,000	16,152,253
Connecticut Avenue Securities, Series 2015-C03, Class 1M2, 5.53%, 07/25/25 (b),(f),(h)	4,541,000	4,838,890
Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.53%, 07/25/25 (b),(f),(h)	7,283,000	7,801,550
Connecticut Avenue Securities, Series 2015-C04, Class 2M2, 6.08%, 04/25/28 (b),(f),(h)	9,664,000	10,374,304
Connecticut Avenue Securities, Series 2015-C04, Class 1M2, 6.23%, 04/25/28 (b),(f),(h)	7,759,000	8,339,373
Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 7.28%, 08/25/28 (b),(f),(c)	12,291,000	13,907,267
Connecticut Avenue Securities, Series 2016-C01, Class 2M2, 7.48%, 08/25/28 (b),(f),(c)	15,363,000	17,466,195
Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.53%, 09/25/28 (b),(f)	26,062,000	28,655,169
Connecticut Avenue Securities, Series 2016-C03, Class 2M2, 6.43%, 10/25/28 (b),(f)	4,336,000	4,730,576

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1.98%, 01/25/29 (b),(f)	$2,971,937	$2,982,636
Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 4.78%, 01/25/29 (b),(f)	1,000,000	1,025,500
Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.98%, 01/25/29 (b),(f)	2,514,000	2,594,699
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	1,270,343	1,254,210
Countrywide Alternative Loan Trust, Series 2005-J2, Class 1A5, 1.03%, 04/25/35 (b),(f),(c)	428,241	348,417
Countrywide Asset-Backed Certificates, Series 2005-15, Class 1AF6, 4.25%, 04/25/36 (b),(f)	39,634	41,136
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.69%, 11/25/36 (b),(f)	214,599	209,727
Federal Home Loan Mortgage Corp., Series 2015-SC02, Class M3, 3.69%, 09/25/45 (b),(f)	866,000	622,308
Federal National Mortgage Association, 3.50%, 11/01/46 (b),(l)	16,000,000	16,828,800
FHLMC, Series 2016-DNA4, Class M3, 4.32%, 03/25/29 (b),(f)	1,500,000	1,507,650
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.69%, 11/25/35 (b),(f)	2,960,759	2,529,080
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A3, 0.82%, 08/25/46 (b),(f)	34,397,431	9,043,085
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4X, 0.25%, 07/25/37 (b)	82,168,103	1,027,101
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 2X, 0.55%, 06/25/37 (b),(f)	104,028,472	2,475,878
Invitation Homes Trust, Series 2015-SFR2, Class E, 3.68%, 06/17/32 (b),(d),(f)	3,945,000	3,916,202
Invitation Homes Trust, Series 2015-SFR3, Class D, 3.28%, 08/17/32 (b),(d),(f)	3,568,000	3,607,248
Invitation Homes Trust, Series 2015-SFR3, Class F, 5.28%, 08/17/32 (b),(d),(f)	1,722,000	1,737,154
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1.05%, 01/25/36 (b),(f),(c)	676,987	633,660

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2D, 0.75%, 01/25/37 (b),(f)	$13,223,154	$2,919,672
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.54%, 05/25/36 (b),(f)	1,745,723	1,439,523
Structured Agency Credit Risk, Series 2013-DN2, Class M2, 4.78%, 11/25/23 (b),(f),(h)	23,777,000	25,156,066
Structured Agency Credit Risk, Series 2014-DN1, Class M3, 5.03%, 02/25/24 (b),(f),(h)	2,013,142	2,184,259
Structured Agency Credit Risk, Series 2014-DN2, Class M3, 4.13%, 04/25/24 (b),(f)	3,772,000	3,868,186
Structured Agency Credit Risk, Series 2014-HQ2, Class M3, 4.28%, 09/25/24 (b),(f),(c)	1,743,835	1,789,872
Structured Agency Credit Risk, Series 2014-HQ3, Class M3, 5.28%, 10/25/24 (b),(f)	783,000	823,168
Structured Agency Credit Risk, Series 2015-DNA1, Class M3, 3.83%, 10/25/27 (b),(f),(h)	8,641,869	8,958,161
Structured Agency Credit Risk, Series 2015-DNA3, Class M3, 5.23%, 04/25/28 (b),(f),(h)	5,300,088	5,610,143
Structured Agency Credit Risk, Series 2015-HQA1, Class M3, 5.23%, 03/25/28 (b),(f)	4,242,000	4,478,279
Structured Agency Credit Risk, Series 2015-HQA1, Class B, 9.33%, 03/25/28 (b),(f),(g)	5,399,734	5,375,975
Structured Agency Credit Risk, Series 2015-HQA2, Class M3, 5.33%, 05/25/28 (b),(f)	5,130,000	5,395,221
Structured Agency Credit Risk, Series 2016-DNA1, Class M3, 6.08%, 07/25/28 (b),(f),(c)	36,678,000	40,129,400
Structured Agency Credit Risk, Series 2016-DNA2, Class M3, 5.18%, 10/25/28 (b),(f)	9,840,000	10,346,760
Structured Agency Credit Risk, Series 2016-HQA1, Class M3, 6.88%, 09/25/28 (b),(f)	2,030,000	2,279,081
Structured Agency Credit Risk, Series 2016-HQA2, Class M3, 5.68%, 11/25/28 (b),(f),(h)	14,088,000	15,053,028
Tricon American Homes Trust, Series 2015-SFR1, Class D, 2.73%, 05/17/32 (b),(d),(f)	4,297,000	4,260,046
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A2, 2.57%, 10/25/36 (b),(f)	2,631,369	2,412,176
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 1.31%, 12/25/46 (b),(f)	5,007,409	3,890,757
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1A1, 2.03%, 01/25/37 (b),(f)	2,653,997	2,348,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2A3, 2.56%, 06/25/37 (b),(f)	$2,150,681	$1,922,924
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class A2B, 0.73%, 02/25/37 (b),(f)	7,814,002	1,881,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(c)	427,359	414,153

		450,818,419

Commercial Mortgage-Backed Securities — 13.9%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 4.02%, 09/15/26 (b),(d),(f)	1,000,000	994,100
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class E, 3.47%, 06/15/28 (b),(d),(f)	3,150,000	3,109,680
BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class D, 4.01%, 12/15/29 (b),(d),(f)	1,500,000	1,486,200
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.45%, 01/09/20 (b),(d),(f),(c),(g)	19,075,000	18,592,402
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.70%, 07/10/46 (f),(c),(h)	9,239,572	9,057,552
Banc of America Commercial Mortgage Trust, Series 2006-6, Class B, 5.48%, 10/10/45 (b)	3,935,000	3,917,293
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.80%, 04/10/49 (f),(c),(h)	8,770,447	7,923,222
Banc of America Merrll Lynch, Series 2016-ASMZ, Class MZA, 9.77%, 12/15/17 (b),(d),(f),(g)	34,800,000	34,887,000
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 4.97%, 05/15/32 (b),(d),(f)	4,989,000	4,894,708
BBCMS Trust, Series 2014-BXO, Class D, 3.52%, 08/15/27 (b),(d),(f)	4,320,000	4,314,816
BBCMS Trust, Series 2014-BXO, Class E, 4.27%, 08/15/27 (b),(d),(f)	1,000,000	980,800
BBCMS Trust, Series 2015-RRMZ, Class M1, 6.52%, 05/15/20 (b),(d),(f)	4,632,858	4,664,825

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.78%, 12/11/40 (b),(f)	$3,911,109	$3,912,674
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, 5.61%, 09/11/41 (b),(f)	710,785	710,003
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(d),(g)	1,952,000	1,677,158
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (b)	10,682,000	10,617,908
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f),(c)	1,383,605	1,273,885
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	3,958,091	3,800,955
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (d),(h)	4,556,930	4,234,755
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 6.08%, 06/11/50 (f),(c),(h)	9,684,829	9,723,568
BLCP Hotel Trust, Series 2014-CLMZ, Class M, 6.25%, 08/15/29 (b),(d),(f)	1,354,863	1,330,882
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(f),(g)	3,886,584	3,192,829
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.34%, 12/15/27 (b),(d),(f),(c)	5,004,102	4,954,561
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.77%, 12/15/27 (b),(d),(f)	2,619,601	2,588,427
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.52%, 02/15/31 (b),(d),(f),(c),(h)	900,000	865,530
Citigroup Commercial Mortgage Trust 2016 09/31 4.509, 4.51%, 09/10/31 (b)	2,000,000	2,000,400
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49 (c),(h)	7,451,014	6,746,148
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(d),(h)	1,395,000	979,011

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class D, 4.20%, 06/10/48 (b),(f)	$1,850,000	$1,364,005
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/48 (b),(d)	1,193,000	939,726
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.87%, 07/15/27 (b),(d),(f)	650,000	632,840
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.95%, 05/15/46 (b),(f),(g)	32,000	25,818
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.95%, 05/15/46 (b),(f)	12,791,000	12,858,792
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class C, 6.01%, 12/10/49 (b),(f)	485,000	487,231
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.30%, 12/10/49 (f),(c),(h)	1,585,650	991,348
Commercial Mortgage Trust, Series 2007-C9, Class D, 6.01%, 12/10/49 (b),(f)	1,323,000	1,312,151
Commercial Mortgage Trust, Series 2007-C9, Class F, 6.01%, 12/10/49 (b),(f)	236,000	227,740
Commercial Mortgage Trust, Series 2007-C9, Class G, 6.01%, 12/10/49 (b),(d),(f)	1,600,000	1,520,000
Commercial Mortgage Trust, Series 2014-PAT, Class E, 3.68%, 08/13/27 (b),(d),(f),(c)	1,800,000	1,773,000
Commercial Mortgage Trust, Series 2014-TWC, Class E, 3.78%, 02/13/32 (b),(d),(f),(c)	2,300,000	2,267,340
Commercial Mortgage Trust, Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(f),(c)	1,745,000	1,347,315
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/40 (c),(h)	21,921,305	21,794,161
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	2,011,865	2,000,196
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ, 5.75%, 01/15/49 (f),(c),(h)	23,714,989	23,684,160
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class AJ, 6.13%, 09/15/39 (f),(c)	4,237,070	4,247,239

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(c),(h)	$931,690	$802,465
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(c),(h)	686,943	621,203
Credit Suisse Commercial Mortgage Trust, Series 2015-SAND, Class E, 4.37%, 08/15/30 (b),(d),(f)	2,400,000	2,345,040
Credit Suisse Mortgage Trust, Series 2006-C4, Class AJ, 5.54%, 09/15/39 (f),(c),(h)	11,822,114	11,803,198
Credit Suisse Mortgage Trust, Series 2007-C1, Class AMFL, 0.72%, 02/15/40 (b),(f)	32,000	29,226
Credit Suisse Mortgage Trust, Series 2007-C2, Class C, 5.79%, 01/15/49 (b),(d),(f),(g)	883,000	770,064
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class D, 3.62%, 04/15/29 (b),(d),(f)	3,025,000	2,980,835
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 4.52%, 04/15/29 (b),(d),(f),(c)	2,900,000	2,872,740
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.35%, 06/15/57 (b),(f)	1,282,000	954,705
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D, 3.51%, 08/15/48 (b),(f)	732,000	549,952
Equity Mortgage Trust, Series 2014-INNS, Class D, 2.87%, 05/08/31 (b),(d),(f)	1,000,000	980,100
Equity Mortgage Trust, Series 2014-INNS, Class E, 3.97%, 05/08/31 (b),(d),(f)	2,000,000	1,950,600
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (f),(c),(h)	5,058,832	5,041,126
Great Wolf Trust, Series 2015-WOLF, Class D, 4.02%, 05/15/34 (b),(d),(f)	3,758,000	3,713,280
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 4.97%, 05/15/34 (b),(d),(f)	1,889,000	1,859,532
Great Wolf Trust, Series 2015-WOLF, Class F, 5.52%, 05/15/34 (b),(d),(f)	3,141,000	2,999,341
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 08/10/45 (f),(h)	20,183,528	19,628,481
Hilton USA Trust, Series 2013-HLF, Class EFL, 4.27%, 11/05/30 (b),(d),(f),(c)	1,858,764	1,868,802
Hilton USA Trust, Series 2014-ORL, Class E, 3.77%, 07/15/29 (b),(d),(f),(c)	280,000	265,552

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 6.75%, 11/15/16 (b),(d),(f)	$3,990,000	$3,975,237
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, 4.32%, 11/15/29 (b),(d),(f)	3,000,000	2,970,600
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP, Class E, 6.03%, 08/15/33 (b),(d),(f)	14,711,000	14,712,471
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AJ, 5.66%, 01/12/43 (b),(f)	2,734,365	2,749,678
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.76%, 12/12/44 (f),(c),(h)	9,140,276	9,127,479
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(c),(h)	7,443,966	7,397,814
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17 SEQ, Class AM, 5.46%, 12/12/43 (c)	2,529,416	2,529,416
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class B, 5.52%, 05/15/45 (b),(f)	3,894,000	3,883,486
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.29%, 02/12/51 (f),(h)	11,319,983	11,308,663
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, 4.27%, 04/15/27 (b),(d),(f)	1,630,000	1,576,210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(d),(f),(c)	5,325,000	4,186,515
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, 4.37%, 10/15/29 (b),(d),(f),(c)	7,100,000	7,001,310
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D, 4.02%, 07/15/31 (b),(d),(f),(c)	5,625,000	5,460,187
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.75%, 06/15/29 (b),(d),(f)	8,990,000	8,933,363
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.12%, 06/15/29 (b),(d),(f),(c)	12,190,000	11,996,179
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class F, 4.52%, 06/15/29 (b),(d),(f)	1,186,000	1,132,511

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class E, 4.47%, 01/15/32 (b),(d),(f),(c)	$6,000,000	$6,017,400
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.82%, 01/15/32 (b),(d),(f),(c)	10,400,000	10,404,160
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.88%, 10/15/48 (b),(d),(f)	5,074,000	3,638,058
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.96%, 07/15/48 (b),(f)	2,259,000	1,589,884
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C, 4.46%, 07/15/48 (b),(f),(h)	11,768,000	10,754,775
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.29%, 04/15/41 (f),(h)	1,619,133	1,606,342
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.32%, 07/15/40 (f),(c),(h)	11,262,780	11,242,507
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AJ, 6.45%, 09/15/45 (f),(c)	2,582,545	2,609,145
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.12%, 09/15/28 (b),(d),(f)	7,081,748	7,081,748
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.40%, 04/20/48 (b),(d),(f)	3,194,000	2,223,663
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.79%, 05/12/39 (f),(c)	2,850,185	2,845,910
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ, 5.80%, 08/12/43 (f),(h)	320,967	320,325
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 6.01%, 06/12/50 (f),(c),(h)	9,022,493	8,811,367
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class B, 5.30%, 12/12/49 (b),(f),(g)	3,823,000	3,708,310
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class C, 5.32%, 12/12/49 (b),(f),(g)	1,914,000	1,579,050
ML-CFC Commercial Mortgage Trust, Series 2006-4 SEQ, Class AJFX, 5.15%, 12/12/49 (b),(d)	536,000	535,410
ML-CFC Commercial Mortgage Trust, Series 2006-4 SEQ, Class AJ, 5.24%, 12/12/49 (c)	10,608,418	10,593,566

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.90%, 06/12/50 (f),(c),(h)	$5,852,398	$5,758,760
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class AMA, 6.07%, 08/12/49 (f),(h)	11,981,753	11,730,136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(d)	3,660,000	2,803,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class D, 4.30%, 03/15/48 (b),(d),(f),(h)	6,557,000	5,300,023
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.27%, 07/15/50 (b),(d),(f)	2,195,000	1,790,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.07%, 10/15/48 (b)	1,023,000	748,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.24%, 12/15/47 (b),(d),(f)	1,466,500	963,637
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(d),(f)	1,542,000	1,094,974
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(d),(f)	1,323,000	948,988
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (f),(c)	11,904,745	11,869,031
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.86%, 04/15/49 (f),(c),(h)	4,121,475	4,005,662
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.86%, 04/15/49 (f),(c),(h)	8,068,585	7,841,858
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (f),(h)	9,037,439	8,969,658
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class D, 3.18%, 12/15/48 (b),(d)	1,523,000	1,185,199
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(d)	1,000,000	1,019,700
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, 6.01%, 05/15/43 (b),(f),(g)	2,564,000	2,528,360
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.29%, 06/15/45 (f),(c)	4,241,320	4,254,468

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, 5.83%, 07/15/45 (f),(h)	$11,099,732	$11,104,172
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (f),(h)	29,494,379	29,385,250
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(f),(g)	1,759,000	1,552,845
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(f),(g)	220,000	171,116
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class D, 5.90%, 04/15/47 (b),(f),(g)	1,739,000	1,552,927
Wachovia Bank Commercial Mortgage Trust,, Series 2007-C30, Class AJ, 5.41%, 12/15/43 (b),(f)	20,569,290	20,569,290
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 5.12%, 06/15/29 (b),(d),(f)	3,000,000	3,001,800
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	6,903,000	4,966,018
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,440,000	1,828,048
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class D, 4.51%, 04/15/50 (b),(d),(f),(h)	4,667,000	3,606,191
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class C, 4.39%, 07/15/58 (b),(f)	9,532,000	8,985,816
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class E, 3.76%, 12/15/48 (b),(d),(f)	2,629,000	1,825,052
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class D, 5.20%, 06/15/49 (b),(d),(f)	2,764,000	2,271,179
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class D, 3.06%, 11/15/49 (b),(d)	1,307,000	893,465
Wells Fargo REMIC Trust, Series 2013-FRR1, Class AK16, 0.01%, 12/27/43 (b),(d),(g)	609,000	464,058

		642,433,524

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.22%, 01/10/48 (f),(c)	$33,288,517	$299,597
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.31%, 04/10/48 (b),(f),(h)	14,408,252	981,202
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.26%, 08/10/47 (b),(f),(h)	20,879,657	1,344,650
Commercial Mortgage Trust, Series 2014-UBS5, Class XA, 1.24%, 09/10/47 (b),(f),(c)	4,070,560	210,855
Commercial Mortgage Trust, Series 2015-CR23, Class XA, 1.15%, 05/10/48 (b),(f),(c)	12,409,733	706,114
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.11%, 04/15/50 (b),(f),(c)	5,495,343	319,280
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 1.03%, 06/15/57 (b),(f),(c)	41,156,558	2,222,454
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 1.02%, 08/15/48 (b),(f)	34,779,616	1,801,584
FHLMC Multi-Family Structured, Series K043, Class X3, 1.69%, 02/25/43 (b),(f)	6,874,000	681,213
GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 1.00%, 09/10/47 (b),(f),(c)	14,083,299	684,448
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 1.04%, 07/10/48 (b),(f),(h)	24,214,305	1,307,573
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.11%, 09/15/47 (b),(f),(c)	2,780,541	154,876
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.86%, 07/15/48 (b),(f)	53,302,222	2,052,136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class XA, 1.42%, 08/15/47 (b),(f),(c)	25,563,618	1,564,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.30%, 12/15/47 (b),(f)	12,802,288	750,214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class XA, 1.31%, 04/15/48 (b),(f),(h)	39,963,520	2,701,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class XA, 0.89%, 07/15/50 (b),(f),(h)	57,344,706	2,362,602

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.30%, 10/15/48 (b),(f)	$36,484,862	$2,721,771
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.13%, 12/15/48 (b),(f)	14,163,275	941,858
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class XA, 0.91%, 05/15/48 (b),(f),(h)	26,262,325	1,242,208
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, 0.90%, 06/15/48 (b),(f),(h)	123,605,975	5,821,841
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class XA, 1.52%, 01/15/59 (b),(f)	35,302,538	3,177,228
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.09%, 09/15/57 (b),(f),(c)	1,855,345	95,736

		34,145,467

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association, Series 2015-13, Class ST, 5.07%, 03/25/45 (b),(f)	17,534,362	3,550,708

Total United States		1,133,054,658

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,156,797,939)		1,174,608,917

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
United States — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage Association, 5.67%, 01/20/46 (b),(f)	18,231,635	4,114,880
Government National Mortgage Association, Series 2009-106, Class SL, 5.57%, 04/20/36 (b),(f)	13,425,972	2,309,267
Government National Mortgage Association, Series 2011-157, Class LS, 6.10%, 12/20/41 (b),(f)	8,235,233	1,987,162
Government National Mortgage Association, Series 2012-96, Class SA, 5.57%, 08/20/42 (b),(f)	8,556,339	1,812,232
Government National Mortgage Association, Series 2013-188, Class SA, 5.62%, 12/20/43 (b),(f)	9,284,233	1,473,408

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association, Series 2014-116, Class SC, 5.07%, 08/20/44 (b),(f)	$6,155,556	$1,091,380
Government National Mortgage Association, Series 2015-148, Class SL, 5.15%, 10/20/45 (b),(f)	22,785,823	4,295,128
Government National Mortgage Association, Series 2015-151, Class SC, 5.62%, 10/20/45 (b),(f)	14,206,758	2,851,296
Government National Mortgage Association, Series 2015-161, Class AS, 5.67%, 11/20/45 (b),(f)	11,157,825	2,877,603
Government National Mortgage Association, Series 2015-162, Class LS, 5.67%, 11/20/45 (b),(f)	16,067,010	3,864,116

Total United States		26,676,472

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $26,678,125)		26,676,472

U.S. TREASURY OBLIGATIONS — 2.6%
United States — 2.6%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/26 (b),(c)	19,076,000	19,312,352
U.S. Treasury Inflation Indexed Notes, 0.38%, 07/15/25 (b),(c)	47,697,010	49,326,531
U.S. Treasury Inflation Indexed Notes, 0.63%, 01/15/26 (b),(c)	48,615,840	51,198,362

TOTAL U.S. TREASURY OBLIGATIONS (COST $116,734,134)		119,837,245

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 2.1%
Firsthand Technology Value Fund (a),(c)	900	6,993
iShares Core MSCI Emerging Markets ETF (b)	154,000	7,023,940
iShares iBoxx $ High Yield Corporate Bond ETF (b),(c)	398,000	34,729,480
iShares JP Morgan USD Emerging Markets Bond ETF (b)	85,000	9,962,850
SPDR Dow Jones International Real Estate ETF (b),(c)	219,945	9,173,906
Vanguard FTSE Emerging Markets ETF (b)	209,000	7,864,670
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	264,257	14,843,315
Vanguard REIT ETF (b)	158,955	13,787,757

TOTAL EXCHANGE-TRADED FUNDS (COST $94,539,348)		97,392,911

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN INVESTEE FUNDS — 5.6%
Cayman Islands — 3.5%
GCM Offshore Equity Partners LP (g)	1	$31,834,398
Glenview Capital Partners (Cayman), Ltd. (g)	125,000	127,425,000

Total Cayman Islands		159,259,398

United States — 2.1%
GCM Equity Partners LP (g)	1	96,879,838

Total United States		96,879,838

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		256,139,236

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.1%
Bank of America Corp. Strike Price 16.00 USD Expires 12/16/16	6,411	391,071
Bank of America Corp. Strike Price 16.00 USD Expires 11/18/16	10,143	486,864
Bank of America Corp. Strike Price 15.50 USD Expires 10/07/16	7,008	238,272
Bank of America Corp. Strike Price 16.00 USD Expires 10/07/16	6,912	76,032
BCL BNP Paribas SA Strike Price 45.00 EUR Expires 11/18/16	1,054	213,913
CBOE SPX Volatility Index Strike Price 40.00 USD Expires 10/19/16	1,342	6,710
Charles Schwab Corp. Strike Price 30.00 USD Expires 12/16/16	2,811	716,805
Comerica, Inc. Strike Price 45.00 USD Expires 01/20/17	271	113,820
Consumer Discretionary Select Strike Price 81.00 USD Expires 10/21/16	1,130	56,500
DAX Index Strike Price 11,000.00 EUR Expires 10/21/16	569	30,361
Euro Stoxx 50 Strike Price 3,075.00 EUR Expires 12/16/16	1,460	1,137,064
Euro Stoxx 50 Strike Price 3,150.00 EUR Expires 11/18/16	1,128	193,872
Euro Stoxx 50 Strike Price 3,000.00 EUR Expires 10/21/16	567	333,119
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 10/21/16	1,372	167,034
JD.com, Inc. Strike Price 26.00 USD Expires 12/16/16	420	74,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Contracts	Value
JD.com, Inc. Strike Price 28.00 USD Expires 12/16/16	424	$39,856
Liberty Global PLC Strike Price 35.00 USD Expires 11/18/16	1,334	180,090
Liberty Global PLC Strike Price 32.50 USD Expires 10/21/16	449	95,413
Orange SA Strike Price 13.50 EUR Expires 11/18/16	2,634	221,918
Publicis Group Strike Price 70.00 EUR Expires 11/18/16	659	90,315
Qualcomm, Inc. Strike Price 72.50 USD Expires 01/20/17	1,024	179,200
S&P 500 Index Strike Price 2,195.00 USD Expires 10/07/16	456	72,960
Societe Generale SA Strike Price 34.00 EUR Expires 11/18/16	659	37,755
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	4,450	259,943
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	965	78,050
Telefonica SA Strike Price 9.64 EUR Expires 09/15/17	1,530	85,936
Telefonica SA Strike Price 9.75 EUR Expires 09/15/17	1,490	73,647
Telefonica SA Strike Price 9.89 EUR Expires 09/15/17	345	16,277
Vodafone Group PLC Strike Price 2.25 GBP Expires 11/18/16	1,844	131,456
Vodafone Group PLC Strike Price 2.35 GBP Expires 11/18/16	1,319	38,466
Vodafone Group PLC Strike Price 2.40 GBP Expires 11/18/16	3,404	60,666
Vodafone Group PLC Strike Price 2.40 GBP Expires 11/18/16	1,324	17,161

		5,914,886

Exchange-Traded Put Options — 0.1%
Airbus Group SE Strike Price 48.00 EUR Expires 12/16/16	2,109	204,931
Consumer Discretionary Select Strike Price 77.00 USD Expires 10/21/16	1,340	35,510
Euro Stoxx 50 Strike Price 2,950.00 EUR Expires 12/16/16	1,460	1,723,735
Euro Stoxx 50 Strike Price 2,950.00 EUR Expires 11/18/16	66	59,313
Humana, Inc. Strike Price 155.00 USD Expires 01/20/17	163	81,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Contracts	Value
Humana, Inc. Strike Price 160.00 USD Expires 01/20/17	140	$83,300
Humana, Inc. Strike Price 170.00 USD Expires 01/20/17	1,211	1,198,890
iShares MSCI Emerging Markets Strike Price 35.50 USD Expires 11/18/16	254	12,954
iShares Russell 2000 ETF Strike Price 114.00 USD Expires 12/16/16	385	52,745
iShares Russell 2000 ETF Strike Price 115.00 USD Expires 12/16/16	381	57,912
iShares Russell 2000 ETF Strike Price 116.00 USD Expires 10/21/16	380	9,880
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	755	398,262
Publicis Groupe Strike Price 64.00 EUR Expires 12/16/16	514	99,890
S&P 500 Index Strike Price 2,075.00 USD Expires 12/16/16	60	177,000
S&P 500 Index Strike Price 2,050.00 USD Expires 10/21/16	298	103,704
S&P 500 Index Strike Price 2,050.00 USD Expires 10/31/16	143	72,930
S&P 500 Index Strike Price 2,075.00 USD Expires 10/31/16	243	173,745
S&P 500 Index Strike Price 2,120.00 USD Expires 10/21/16	75	82,500
S&P 500 Index Strike Price 2,140.00 USD Expires 10/07/16	99	54,945
S&P 500 Index Strike Price 2,165.00 USD Expires 10/07/16	351	443,313
S&P 500 Index Strike Price 2,175.00 USD Expires 10/07/16	73	124,100
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	404	65,806
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	86,329
Telefonica SA Strike Price 9.39 EUR Expires 09/15/17	373	65,365
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383	55,501
Telefonica SA Strike Price 9.25 EUR Expires 09/15/17	530	86,329
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	373	67,461
Telefonica SA Strike Price 9.00 EUR Expires 09/15/17	383	55,932

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Contracts	Value
Telefonica SA Strike Price 9.50 EUR Expires 09/15/17	580	$105,550
U.S. 10 Year Treasury Note Strike Price 128.50 USD Expires 10/21/16	537	8,391
U.S. 10 Year Treasury Note Strike Price 129.00 USD Expires 10/21/16	168	7,875

		5,855,598

OTC Call Options — 0.1%
Bank of America Corp. Strike Price 16.00 USD Expires 11/18/16 Counterparty Deutsche Bank AG	586,900	268,361
Qualcomm, Inc. Strike Price 70.00 USD Expires 01/20/17 Counterparty Bank of America, N.A.	219,500	610,359
Qualcomm, Inc. Strike Price 70.00 USD Expires 04/21/17 Counterparty Bank of America, N.A.	109,800	426,889
Schwab (Charles) Corp. Strike Price 31.00 USD Expires 12/16/16 Counterparty Bank of America, N.A.	160,500	299,354
SPDR S&P Regional Banking ETF Strike Price 42.00 USD Expires 12/16/16 Counterparty Bank of America, N.A.	214,000	387,781
SPDR S&P Regional Banking ETF Strike Price 43.00 USD Expires 12/16/16 Counterparty Deutsche Bank AG	226,900	282,395
Topix Banks Index Strike Price 154.05 JPY Expires 12/09/16 Counterparty Morgan Stanley & Co. International plc	693,599	29,954

		2,305,093

OTC Put Options — 0.0%
Financial Select Sector SPDR Strike Price 18.46 USD Expires 11/18/16 Counterparty Morgan Stanley & Co. International plc	505,666	152,905
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	19,100	13,620
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	86,100	61,398
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	19,093,472	1,878
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	293	5,691

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Contracts	Value
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	286	$6,202

		241,694

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $17,258,044)		14,317,271

Security Description	Shares	Value

SHORT-TERM INVESTMENT—MONEY MARKET FUND — 7.1%
State Street Institutional Liquid Reserves Fund, 0.45% (b) (n)	325,367,280	325,367,280

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $325,367,280)		325,367,280

TOTAL INVESTMENTS IN SECURITIES — 98.0% (COST $4,396,541,246) (o)		4,511,485,755

TOTAL SECURITIES SOLD SHORT — (23.4)% (PROCEEDS $1,054,574,956)		(1,079,343,744)

Other Assets (p) — 25.4%		1,176,734,604

Net Assets — 100.0%		$4,608,876,615

As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,396,541,246

Gross unrealized appreciation	$177,501,953
Gross unrealized depreciation	(62,557,444)

Net unrealized appreciation	$114,944,509

Security Description	Shares	Value

SECURITIES SOLD SHORT — (23.4)%

COMMON STOCK — (20.7)%
Australia — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	400	$(9,096)

Total Australia		(9,096)

Belgium — (0.0)%
Consumer Products — (0.0)%
Anheuser-Busch InBev NV ADR	400	(52,564)

Software — (0.0)%
Materialise NV ADR	1,600	(12,320)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Euronav SA	1,200	$(9,156)

Total Belgium		(74,040)

Bermuda — (0.1)%
Insurance — (0.0)%
Arch Capital Group Ltd.	2,200	(174,372)
RenaissanceRe Holdings Ltd.	300	(36,048)
Third Point Reinsurance Ltd.	100	(1,200)

		(211,620)

Transportation & Logistics — (0.1)%
Golar LNG Ltd.	77,400	(1,640,880)
Teekay Corp.	2,900	(22,359)
Teekay Tankers Ltd. Class A	107,500	(271,975)

		(1,935,214)

Total Bermuda		(2,146,834)

Brazil — (0.1)%
Consumer Products — (0.1)%
AMBEV SA ADR	123,000	(749,070)
BRF SA ADR	21,600	(368,496)

		(1,117,566)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	4,500	(31,815)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	82,900	(228,804)

Oil, Gas & Coal — (0.0)%
Petroleo Brasileiro SA ADR	35,300	(329,349)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	16,250	(308,100)

Real Estate — (0.0)%
Gafisa SA ADR	800	(1,240)

Telecommunications — (0.0)%
Telefonica Brasil SA ADR	23,000	(332,810)

Utilities — (0.0)%
CPFL Energia SA ADR	4,320	(63,936)

Total Brazil		(2,413,620)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
British Virgin Islands — (0.0)%
Asset Management — (0.0)%
Altisource Asset Management Corp.	100	$(1,850)

Total British Virgin Islands		(1,850)

Canada — (1.0)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	36,400	(1,017,380)

Automotive — (0.0)%
Westport Innovations, Inc.	22,800	(36,708)

Banking — (0.1)%
Bank of Montreal	12,100	(793,397)
Bank of Nova Scotia	7,400	(392,126)
Royal Bank of Canada	20,375	(1,261,994)
Toronto-Dominion Bank	145	(6,438)

		(2,453,955)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	12,505	(42,892)
Aquinox Pharmaceuticals, Inc.	5,500	(73,480)
Aralez Pharmaceuticals, Inc.	21,328	(103,441)
Arbutus Biopharma Corp.	10,200	(35,088)
Concordia International Corp.	23,200	(103,936)
Pronai Therapeutics, Inc.	1,700	(3,094)
Sophiris Bio, Inc.	8,800	(27,368)

		(389,299)

Chemicals — (0.1)%
BioAmber, Inc.	500	(2,120)
Potash Corp. of Saskatchewan, Inc.	367,700	(6,000,864)

		(6,002,984)

Consumer Products — (0.0)%
DavidsTea, Inc.	900	(11,088)
SunOpta, Inc.	7,100	(50,126)

		(61,214)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(4,704)

Hardware — (0.1)%
Blackberry Ltd. (b)	241,020	(1,923,340)
DragonWave, Inc.	3,800	(10,222)

		(1,933,562)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	12,600	$(441,882)

Insurance — (0.0)%
Great-West Lifeco, Inc.	28,806	(708,980)

Medical Equipment & Devices — (0.0)%
Neovasc, Inc.	14,888	(7,847)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	18,900	(1,024,002)
Alamos Gold, Inc. Class A	200	(1,640)
Cameco Corp.	5,900	(50,504)
Endeavour Silver Corp.	8,800	(45,144)
First Majestic Silver Corp.	81,700	(841,510)
Franco-Nevada Corp.	57,600	(4,024,512)
Goldcorp, Inc.	42,700	(705,404)
NOVAGOLD Resources, Inc.	55,900	(313,040)
Pretium Resources, Inc.	34,700	(356,369)
Primero Mining Corp.	2,400	(3,984)
Seabridge Gold, Inc.	66,900	(737,907)
Silver Standard Resources, Inc.	2,800	(33,768)
Teck Resources Ltd.	130,900	(2,360,127)

		(10,497,911)

Oil, Gas & Coal — (0.2)%
Bellatrix Exploration Ltd.	2,600	(2,229)
Canadian Natural Resources Ltd.	35,100	(1,124,604)
Cenovus Energy, Inc.	62,700	(900,999)
Crescent Point Energy Corp.	28,400	(374,880)
Encana Corp.	239,900	(2,511,753)
Enerplus Corp.	77,200	(494,852)
Imperial Oil Ltd.	3,500	(109,620)
Pembina Pipeline Corp.	15,405	(469,236)
Pengrowth Energy Corp.	38,900	(61,851)
Penn West Petroleum Ltd.	18,200	(32,942)
Precision Drilling Corp.	56,100	(234,498)
TransCanada Corp.	50,100	(2,382,756)
Vermilion Energy, Inc.	5,600	(216,944)

		(8,917,164)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A	73,950	(2,601,561)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	31,900	(70,499)
Canadian Solar, Inc.	8,500	(116,790)
Hydrogenics Corp.	300	(1,968)

		(189,257)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Software — (0.0)%
Descartes Systems Group, Inc. (The)	100	$(2,152)
Open Text Corp.	17,600	(1,141,536)
Sphere 3D Corp.	200	(94)

		(1,143,782)

Technology Services — (0.0)%
CGI Group, Inc. Class A	14,200	(676,346)

Telecommunications — (0.1)%
BCE, Inc.	5,100	(235,518)
Rogers Communications, Inc. B Shares	24,100	(1,022,322)
TELUS Corp.	12,000	(396,000)

		(1,653,840)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	83,900	(5,487,060)

Utilities — (0.0)%
Fortis, Inc. (b),(c)	16,544	(532,957)
Fortis, Inc. (b),(c)	15,162	(487,583)
TransAlta Corp.	2,300	(10,235)

		(1,030,775)

Waste & Environmental Services & Equipment — (0.0)%
Waste Connections, Inc.	144	(10,757)

Total Canada		(45,266,968)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	200	(4,138)
Itau CorpBanca ADR	200	(2,664)

		(6,802)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	34,100	(276,892)

Total Chile		(283,694)

China — (0.6)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	20,200	(110,898)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(202)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	19,100	(336,733)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Media — (0.2)%
58.com, Inc. ADR	106,200	$(5,061,492)
Ctrip.com International Ltd. ADR	59,400	(2,766,258)
Fang Holdings Ltd. ADR	370,700	(1,664,443)
Renren, Inc. ADR	300	(618)

		(9,492,811)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	4,300	(543,907)
Yanzhou Coal Mining Co. Ltd. ADR	400	(2,712)

		(546,619)

Renewable Energy — (0.0)%
JA Solar Holdings Co. Ltd. ADR	500	(3,005)
JinkoSolar Holding Co. Ltd. ADR	17,800	(281,240)
ReneSola Ltd. ADR	5,300	(5,353)
Yingli Green Energy Holding ADR	7,540	(29,180)

		(318,778)

Retail—Discretionary — (0.4)%
Alibaba Group Holding Ltd. ADR (b),(c)	107,173	(11,337,831)
JD.com, Inc. ADR	235,477	(6,143,595)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,900)

		(17,484,326)

Software — (0.0)%
NQ Mobile, Inc. ADR	56,500	(215,830)

Technology Services — (0.0)%
China Information Technology, Inc.	100	(82)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	18,900	(150,255)
China Unicom Hong Kong Ltd. ADR	400	(4,872)

		(155,127)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	1,800	(45,198)

Total China		(28,706,604)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	23,100	(901,824)
Grupo Aval Acciones y Valores SA ADR	400	(3,532)

		(905,356)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	10,100	$(88,476)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	8,200	(53,136)

Total Colombia		(1,046,968)

Finland — (0.1)%
Hardware — (0.1)%
Nokia Oyj ADR	765,100	(4,429,929)

Total Finland		(4,429,929)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	175,000	(2,290,750)

Biotechnology & Pharmaceuticals — (0.0)%
Affimed NV	4,400	(12,232)

Hardware — (0.0)%
voxeljet AG ADR	5,400	(25,326)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(607)

Software — (0.1)%
SAP SE ADR	30,000	(2,742,300)

Total Germany		(5,071,215)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Shipping, Inc.	8,200	(21,484)
Star Bulk Carriers Corp.	2,380	(10,805)

Total Greece		(32,289)

Hong Kong — (0.1)%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	264,900	(4,267,539)

Total Hong Kong		(4,267,539)

India — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	1,600	(74,272)

Media — (0.0)%
MakeMyTrip Ltd.	7,000	(165,200)

Technology Services — (0.0)%
Infosys Ltd. ADR (b)	28,886	(455,821)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Wipro Ltd. ADR	23,000	$(223,330)

		(679,151)

Total India		(918,623)

Indonesia — (0.0)%
Telecommunications — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	100	(6,608)

Total Indonesia		(6,608)

Ireland — (0.2)%
Industrial Services — (0.2)%
AerCap Holdings NV	200,500	(7,717,245)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	26,000	(183,040)

Total Ireland		(7,900,285)

Israel — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Alcobra Ltd.	4,000	(9,880)
Neuroderm Ltd.	2,000	(36,980)
Oramed Pharmaceuticals, Inc.	1,900	(13,794)
Teva Pharmaceutical Industries Ltd. ADR (b)	83,050	(3,821,130)
Vascular Biogenics Ltd.	6,700	(34,974)

		(3,916,758)

Chemicals — (0.0)%
Israel Chemicals Ltd.	700	(2,730)

Hardware — (0.0)%
SuperCom Ltd.	200	(686)

		(686)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,500	(31,680)

Semiconductors — (0.0)%
Mellanox Technologies Ltd.	600	(25,950)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(3,045)

Total Israel		(3,980,849)

Italy — (0.0)%
Insurance — (0.0)%
Assicurazioni Generali SpA	96,485	(1,177,496)

Total Italy		(1,177,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Japan — (0.0)%
Automotive — (0.0)%
Honda Motor Co. Ltd. ADR	400	$(11,568)
Toyota Motor Corp. ADR	4,000	(464,240)

		(475,808)

Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	2,100	(10,605)
Mizuho Financial Group, Inc. ADR	100	(336)
Sumitomo Mitsui Financial Group, Inc. ADR	2,100	(14,175)

		(25,116)

Hardware — (0.0)%
Canon, Inc. ADR	500	(14,515)
Sony Corp. ADR	30,500	(1,012,905)

		(1,027,420)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc. ADR	1,000	(4,450)

Total Japan		(1,532,794)

Jersey — (0.0)%
Metals & Mining — (0.0)%
Randgold Resources Ltd. ADR	400	(40,028)

Total Jersey		(40,028)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	63,600	(925,380)
Navios Maritime Holdings, Inc.	23,200	(28,072)
Scorpio Tankers, Inc.	241,600	(1,118,608)

Total Monaco		(2,072,060)

Netherlands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
uniQure NV	2,400	(18,360)

Retail—Discretionary — (0.0)%
Cnova NV	3,500	(18,795)

Semiconductors — (0.0)%
ASML Holding NV New York Shares (b)	2,235	(244,911)
NXP Semiconductors NV	1,368	(139,550)

		(384,461)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
VimpelCom Ltd. ADR	43,500	$(151,380)

Total Netherlands		(572,996)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	3,700	(11,211)

Transportation & Logistics — (0.0)%
Frontline Ltd.	18,640	(133,649)
Golden Ocean Group Ltd.	2,980	(12,069)
Nordic American Offshore Ltd.	2,000	(7,500)

		(153,218)

Total Norway		(164,429)

Panama — (0.0)%
Passenger Transportation — (0.0)%
Copa Holdings SA Class A	16,500	(1,450,845)

Total Panama		(1,450,845)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	75,000	(1,972,500)

Total Peru		(1,972,500)

Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	100	(1,011)
Popular, Inc.	10	(382)

Total Puerto Rico		(1,393)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	3,200	(109,472)
Shinhan Financial Group Co. Ltd. ADR	500	(18,220)

Total Republic of Korea		(127,692)

Singapore — (0.0)%
Oil, Gas & Coal — (0.0)%
InterOil Corp.	1,000	(50,920)

Semiconductors — (0.0)%
Broadcom Ltd.	38	(6,556)

Total Singapore		(57,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Spain — (0.1)%
Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA ADR	3,200	$(19,072)
Banco Santander SA ADR	359,148	(1,583,843)

		(1,602,915)

Telecommunications — (0.0)%
Telefonica SA ADR	401	(4,042)

Utilities — (0.0)%
Abengoa Yield PLC	35,018	(665,692)

Total Spain		(2,272,649)

Switzerland — (0.2)%
Asset Management — (0.0)%
UBS Group AG	46,400	(631,968)

Electrical Equipment — (0.0)%
ABB Ltd. ADR	1,600	(36,016)

Health Care Facilities & Services — (0.1)%
Galenica AG (b)	5,270	(5,604,235)

Institutional Financial Services — (0.1)%
Credit Suisse Group AG ADR	216,649	(2,846,768)

Insurance — (0.0)%
Zurich Insurance Group AG	524	(135,136)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,500	(2,595)

Semiconductors — (0.0)%
STMicroelectronics NV	2,000	(16,300)

Total Switzerland		(9,273,018)

United Arab Emirates — (0.0)%
Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(830)

Total United Arab Emirates		(830)

United Kingdom — (0.1)%
Banking — (0.1)%
Barclays PLC ADR	85,904	(746,506)
HSBC Holdings PLC ADR	17,594	(661,710)
Royal Bank of Scotland Group PLC ADR	54,500	(253,970)

		(1,662,186)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Consumer Products — (0.0)%
Diageo PLC ADR	2,400	$(278,496)
Unilever PLC ADR	2,100	(99,540)

		(378,036)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	400	(5,084)
InterContinental Hotels Group PLC ADR	3,800	(158,194)

		(163,278)

Machinery — (0.0)%
CNH Industrial NV	1,500	(10,830)

Oil, Gas & Coal — (0.0)%
BP PLC ADR	35	(1,231)
Seadrill Ltd.	3,800	(9,006)

		(10,237)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	3,800	(27,322)

Utilities — (0.0)%
National Grid PLC ADR	1	(71)

Total United Kingdom		(2,251,960)

United States — (17.9)%
Aerospace & Defense — (0.0)%
Harris Corp.	18	(1,649)
KLX, Inc.	200	(7,040)
Orbital ATK, Inc.	4,292	(327,179)
Teledyne Technologies, Inc.	500	(53,965)
TransDigm Group, Inc.	1,700	(491,504)
Triumph Group, Inc.	1,800	(50,184)

		(931,521)

Apparel & Textile Products — (0.2)%
Crocs, Inc.	100	(830)
Deckers Outdoor Corp.	3,200	(190,560)
Fossil Group, Inc.	800	(22,216)
Hanesbrands, Inc. (b)	188,400	(4,757,100)
Iconix Brand Group, Inc.	55,800	(453,096)
Kate Spade & Co.	3,900	(66,807)
Lakeland Industries, Inc.	2,100	(20,895)
Michael Kors Holdings Ltd.	40,200	(1,880,958)
Nike, Inc. Class B (b)	15,000	(789,750)
Sequential Brands Group, Inc.	7,700	(61,600)
Steven Madden Ltd. (b)	4,025	(139,104)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (b)	18,705	$(723,509)
VF Corp. (b)	2,700	(151,335)
Wolverine World Wide, Inc.	600	(13,818)

		(9,271,578)

Asset Management — (0.1)%
Apollo Investment Corp.	3	(17)
Artisan Partners Asset Management, Inc. Class A	16,900	(459,680)
Cohen & Steers, Inc.	100	(4,275)
Fifth Street Asset Management, Inc.	1,800	(9,918)
Form Holdings Corp.	4,150	(11,164)
Franklin Resources, Inc. (b)	9,060	(322,264)
Full Circle Capital Corp.	1,400	(3,696)
Kennedy-Wilson Holdings, Inc.	3,300	(74,415)
Ladenburg Thalmann Financial Services, Inc.	100	(231)
Medley Capital Corp.	2,500	(19,075)
NorthStar Asset Management Group, Inc.	12,800	(165,504)
T Rowe Price Group, Inc.	11,793	(784,235)
TD Ameritrade Holding Corp.	21,326	(751,528)
Waddell & Reed Financial, Inc. Class A (b)	18,295	(332,237)
WisdomTree Investments, Inc.	41,800	(430,122)

		(3,368,361)

Automotive — (0.6)%
Cooper Tire & Rubber Co.	14,100	(536,082)
Dorman Products, Inc.	1,200	(76,680)
Federal-Mogul Holdings Corp.	9	(86)
Goodyear Tire & Rubber Co. (The)	1,400	(45,220)
Harley-Davidson, Inc. (b)	187,430	(9,856,944)
Mobileye NV	44,100	(1,877,337)
Tesla Motors, Inc.	76,400	(15,587,892)

		(27,980,241)

Banking — (0.5)%
Banc of California, Inc.	1,400	(24,444)
Bank of America Corp.	830,700	(13,000,455)
Citigroup, Inc.	79,791	(3,768,529)
ConnectOne Bancorp, Inc.	23	(415)
Customers Bancorp, Inc.	600	(15,096)
Fifth Third Bancorp	48,100	(984,126)
First Busey Corp.	34	(768)
First Financial Bankshares, Inc.	1,500	(54,660)
First Horizon National Corp.	3,400	(51,782)
Hope Bancorp, Inc.	38	(660)
JPMorgan Chase & Co.	40,922	(2,724,996)
KeyCorp	4	(49)
MB Financial, Inc.	36	(1,370)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Northwest Bancshares, Inc.	2,200	$(34,562)
Old National Bancorp	909	(12,781)
PacWest Bancorp	1	(43)
People’s United Financial, Inc.	17,500	(276,850)
PNC Financial Services Group, Inc.	15,000	(1,351,350)
Sterling Bancorp	12,408	(217,140)
TFS Financial Corp.	9,552	(170,121)
Towne Bank	40	(961)
UMB Financial Corp.	100	(5,945)

		(22,697,103)

Biotechnology & Pharmaceuticals — (2.3)%
AbbVie, Inc. (b)	122,430	(7,721,660)
Abeona Therapeutics, Inc.	800	(4,800)
ACADIA Pharmaceuticals, Inc.	35,100	(1,116,531)
AcelRx Pharmaceuticals, Inc.	300	(1,167)
Achillion Pharmaceuticals, Inc.	25,600	(207,360)
Actinium Pharmaceuticals, Inc.	32,900	(44,415)
Adamas Pharmaceuticals, Inc.	5,300	(86,973)
Adamis Pharmaceuticals Corp.	3,000	(10,290)
Aduro Biotech, Inc.	8,600	(106,898)
Advaxis, Inc.	32,000	(342,080)
Adverum Biotechnologies, Inc.	400	(1,644)
Aegerion Pharmaceuticals, Inc.	5,900	(17,523)
Aerie Pharmaceuticals, Inc.	600	(22,644)
Agenus, Inc.	13,700	(98,366)
Aimmune Therapeutics, Inc.	600	(9,000)
Akebia Therapeutics, Inc.	18,900	(171,045)
Akorn, Inc. (b)	5,900	(160,834)
Alder Biopharmaceuticals, Inc.	17,700	(580,029)
Alimera Sciences, Inc.	7,800	(11,622)
Allergan PLC	41,570	(9,573,987)
Alnylam Pharmaceuticals, Inc.	3,300	(223,674)
AMAG Pharmaceuticals, Inc.	3,900	(95,589)
Amgen, Inc. (b)	31,480	(5,251,179)
Amicus Therapeutics, Inc.	32,400	(239,760)
Ampio Pharmaceuticals, Inc.	20,000	(14,804)
Anavex Life Sciences Corp.	69,900	(253,737)
ANI Pharmaceuticals, Inc.	500	(33,175)
Anthera Pharmaceuticals, Inc.	17,400	(54,810)
Aratana Therapeutics, Inc.	5,900	(55,224)
Arena Pharmaceuticals, Inc.	19,100	(33,425)
Argos Therapeutics, Inc.	1,700	(8,449)
Arrowhead Pharmaceuticals, Inc.	44,000	(323,400)
Atara Biotherapeutics, Inc.	3,300	(70,587)
aTyr Pharma, Inc.	700	(2,226)
AVEO Pharmaceuticals, Inc.	3,800	(3,382)
Avexis, Inc.	4,300	(177,203)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Axovant Sciences Ltd.	400	$(5,600)
Bellicum Pharmaceuticals, Inc.	2,800	(55,720)
Bio-Path Holdings, Inc.	600	(840)
Biocept, Inc.	933	(1,483)
BioCryst Pharmaceuticals, Inc.	11,900	(52,479)
BioDelivery Sciences International, Inc.	72,500	(195,750)
BioMarin Pharmaceutical, Inc. (b)	51,690	(4,782,359)
Biostage, Inc.	800	(856)
Bluebird Bio, Inc.	5,400	(366,012)
Blueprint Medicines Corp.	1,900	(56,430)
Brainstorm Cell Therapeutics, Inc.	3,200	(7,648)
Caladrius Biosciences, Inc.	1,160	(5,371)
Cara Therapeutics, Inc.	2,000	(16,700)
Carbylan Therapeutics, Inc.	1,300	(598)
Cascadian Therapeutics, Inc.	12,000	(19,680)
Catalyst Pharmaceutical Partners, Inc.	12,100	(13,189)
Celgene Corp. (b)	3,500	(365,855)
Celldex Therapeutics, Inc.	61,700	(249,268)
Cellectar Biosciences, Inc.	400	(1,084)
Cellular Biomedicine Group, Inc.	100	(1,450)
Cempra, Inc.	3,900	(94,380)
Cerulean Pharma, Inc.	6,500	(6,630)
ChemoCentryx, Inc.	600	(3,624)
Chiasma, Inc.	100	(294)
Chimerix, Inc.	200	(1,108)
ChromaDex Corp.	3,800	(11,324)
Clovis Oncology, Inc.	75,400	(2,718,170)
Collegium Pharmaceutical, Inc.	1,300	(25,038)
Conatus Pharmaceuticals, Inc.	10,500	(21,000)
CorMedix, Inc.	8,100	(20,412)
CTI BioPharma Corp.	14,900	(5,577)
CytRx Corp.	58,898	(34,650)
Depomed, Inc.	6,500	(162,435)
Dicerna Pharmaceuticals, Inc.	100	(588)
Dynavax Technologies Corp.	19,130	(200,674)
Eagle Pharmaceuticals, Inc.	18,400	(1,288,000)
Editas Medicine, Inc.	5,800	(78,184)
Egalet Corp.	500	(3,805)
Eleven Biotherapeutics, Inc.	32,468	(90,910)
Eli Lilly & Co.	17,900	(1,436,654)
Enanta Pharmaceuticals, Inc.	5,400	(143,694)
Endo International PLC	174,200	(3,510,130)
Endocyte, Inc.	8,400	(25,956)
Epizyme, Inc.	6,800	(66,912)
Esperion Therapeutics, Inc.	9,000	(124,650)
Evoke Pharma, Inc.	26,500	(59,890)
Fate Therapeutics, Inc.	200	(624)
Fibrocell Science, Inc.	200	(144)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Flexion Therapeutics, Inc.	4,100	$(80,114)
Fortress Biotech, Inc.	100	(297)
Galectin Therapeutics, Inc.	2,900	(3,277)
Galena Biopharma, Inc.	152,700	(53,491)
Genocea Biosciences, Inc.	19,900	(101,888)
Geron Corp.	26,800	(60,568)
Global Blood Therapeutics, Inc.	2,300	(53,015)
Heron Therapeutics, Inc.	43,800	(754,674)
Horizon Pharma PLC	81,200	(1,472,156)
Idera Pharmaceuticals, Inc.	31,100	(79,616)
Immunomedics, Inc.	8,000	(26,000)
Inotek Pharmaceuticals Corp.	2,100	(19,908)
Inovio Pharmaceuticals, Inc.	110,400	(1,028,928)
Insmed, Inc.	100	(1,452)
Intellia Therapeutics, Inc.	2,800	(47,656)
Intercept Pharmaceuticals, Inc. (b)	400	(65,836)
Intersect ENT, Inc.	5,500	(87,120)
Intrexon Corp.	36,600	(1,025,532)
Johnson & Johnson (b)	134,615	(15,902,070)
Juno Therapeutics, Inc.	21,300	(639,213)
Karyopharm Therapeutics, Inc.	12,200	(118,706)
Keryx Biopharmaceuticals, Inc.	148,200	(786,942)
La Jolla Pharmaceutical Co.	3,000	(71,370)
Lannett Co., Inc.	4,000	(106,280)
Lion Biotechnologies, Inc.	2,300	(18,929)
Lipocine, Inc.	1,800	(8,028)
MacroGenics, Inc.	100	(2,991)
Madrigal Pharmaceuticals, Inc.	268	(3,398)
Mallinckrodt PLC	1,067	(74,455)
MannKind Corp.	31,900	(19,778)
Marinus Pharmaceuticals, Inc.	10,000	(18,200)
Mast Therapeutics, Inc.	21,000	(2,310)
Mateon Therapeutics, Inc.	9,700	(6,014)
MediciNova, Inc.	600	(4,494)
MEI Pharma, Inc.	5,200	(9,152)
Merrimack Pharmaceuticals, Inc.	36,900	(234,315)
Minerva Neurosciences, Inc.	400	(5,646)
Mylan NV (b)	233,971	(8,918,975)
NanoViricides, Inc.	400	(676)
NantKwest, Inc.	6,000	(46,680)
Natural Health Trends Corp.	8,800	(248,688)
Neos Therapeutics, Inc.	2,500	(16,450)
Neuralstem, Inc.	12,400	(3,968)
Northwest Biotherapeutics, Inc.	26,700	(14,557)
Ocular Therapeutix, Inc.	28,400	(195,108)
Ohr Pharmaceutical, Inc.	8,500	(24,055)
Omeros Corp.	3,300	(36,828)
OncoGenex Pharmaceuticals, Inc.	1,000	(507)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
OncoMed Pharmaceuticals, Inc.	1,000	$(11,430)
OPKO Health, Inc.	3,300	(34,947)
Orexigen Therapeutics, Inc.	9,370	(31,108)
Organovo Holdings, Inc.	63,000	(238,770)
Otonomy, Inc.	900	(16,371)
Peregrine Pharmaceuticals, Inc.	4,800	(2,064)
Pernix Therapeutics Holdings, Inc.	183,000	(113,844)
Perrigo Co. PLC	500	(46,165)
Pluristem Therapeutics, Inc.	800	(1,280)
Portola Pharmaceuticals, Inc.	4,600	(104,466)
Progenics Pharmaceuticals, Inc.	14,600	(92,418)
PTC Therapeutics, Inc.	2,400	(33,624)
Puma Biotechnology, Inc.	29,200	(1,957,860)
Raptor Pharmaceutical Corp.	5,700	(51,129)
REGENXBIO, Inc.	200	(2,802)
Regulus Therapeutics, Inc.	2,900	(9,570)
Repros Therapeutics, Inc.	36,900	(77,121)
Revance Therapeutics, Inc.	6,900	(111,849)
Rexahn Pharmaceuticals, Inc.	26,600	(5,586)
Sage Therapeutics, Inc.	21,300	(980,865)
Sarepta Therapeutics, Inc.	84,400	(5,183,004)
Seres Therapeutics, Inc.	1,100	(13,519)
Shire PLC ADR	18,125	(3,513,712)
Sorrento Therapeutics, Inc.	2,500	(19,350)
StemCells, Inc.	26,258	(35,711)
Sucampo Pharmaceuticals, Inc. Class A	700	(8,617)
Sunesis Pharmaceuticals, Inc.	233	(1,018)
Syndax Pharmaceuticals, Inc.	500	(7,580)
Synergy Pharmaceuticals, Inc.	150,600	(829,806)
Synthetic Biologics, Inc.	36,200	(62,264)
Taro Pharmaceutical Industries Ltd.	100	(11,051)
Teligent, Inc.	15,700	(119,320)
TG Therapeutics, Inc.	14,600	(113,004)
TherapeuticsMD, Inc.	44,900	(305,769)
Threshold Pharmaceuticals, Inc.	27,700	(18,767)
Titan Pharmaceuticals, Inc.	1,500	(8,820)
Tobira Therapeutics, Inc.	1,100	(43,714)
Tokai Pharmaceuticals, Inc.	3,300	(5,049)
Tonix Pharmaceuticals Holding Corp.	2,000	(1,395)
Ultragenyx Pharmaceutical, Inc.	2,200	(156,068)
Valeant Pharmaceuticals International, Inc.	175,200	(4,301,160)
Versartis, Inc.	100	(1,225)
Vertex Pharmaceuticals, Inc. (b)	125,990	(10,987,588)
Vitae Pharmaceuticals, Inc.	5,300	(110,876)
Vital Therapies, Inc.	3,800	(23,256)
VIVUS, Inc.	37,300	(42,522)
Windtree Therapeutics, Inc.	28	(72)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
XBiotech, Inc.	4,500	$(60,570)
Zafgen, Inc.	21,200	(70,172)
ZIOPHARM Oncology, Inc.	164,746	(927,520)
Zogenix, Inc.	5,725	(65,437)
Zynerba Pharmaceuticals, Inc.	2,400	(31,320)

		(106,966,157)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	500	(2,645)
Amyris, Inc.	2,300	(1,334)
Balchem Corp.	6,500	(503,945)
CF Industries Holdings, Inc.	23,500	(572,225)
Intrepid Potash, Inc.	11,400	(12,882)
Kraton Performance Polymers, Inc.	1,700	(59,568)
Kronos Worldwide, Inc.	900	(7,461)
LSB Industries, Inc.	41,900	(359,502)
Mosaic Co. (The)	86,900	(2,125,574)
Olin Corp.	226,600	(4,649,832)
Platform Specialty Products Corp.	173,700	(1,408,707)
Rayonier Advanced Materials, Inc.	29,900	(399,763)
Rentech, Inc.	14,090	(41,143)
Tronox Ltd. Class A	81,600	(764,592)
Valspar Corp. (The)	500	(53,035)

		(10,962,208)

Commercial Services — (0.0)%
Ascent Capital Group, Inc. Class A	900	(20,853)
Barrett Business Services, Inc.	200	(9,922)
H&R Block, Inc.	62,100	(1,437,615)
LifeLock, Inc.	100	(1,692)
Patriot National, Inc.	3,500	(31,535)
Rollins, Inc.	550	(16,104)

		(1,517,721)

Construction Materials — (0.0)%
Martin Marietta Materials, Inc.	30	(5,373)

Consumer Products — (0.3)%
22nd Century Group, Inc.	1,000	(1,450)
Amplify Snack Brands, Inc.	4,100	(66,420)
Avon Products, Inc.	235,200	(1,331,232)
Boston Beer Co., Inc. Class A (b)	1,065	(165,352)
Brown-Forman Corp. Class B (b)	18,150	(861,036)
Cal-Maine Foods, Inc.	1,700	(65,518)
Church & Dwight Co., Inc. (b)	14,000	(670,880)
Coty, Inc. Class A	21,580	(507,130)
Dr Pepper Snapple Group, Inc. (b)	4,780	(436,462)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Flowers Foods, Inc.	4,900	$(74,088)
Hershey Co. (The)	2,100	(200,760)
Hormel Foods Corp.	67,900	(2,575,447)
Kellogg Co.	27,400	(2,122,678)
Reynolds American, Inc.	19,300	(909,995)
Snyder’s-Lance, Inc.	1,600	(53,728)
Terravia Holdings, Inc.	8,000	(22,000)
TreeHouse Foods, Inc.	25,600	(2,232,064)

		(12,296,240)

Consumer Services — (0.0)%
Rent-A-Center, Inc.	1,100	(13,904)
Weight Watchers International, Inc.	46,300	(477,816)

		(491,720)

Containers & Packaging — (0.0)%
International Paper Co.	40,200	(1,928,796)
Silgan Holdings, Inc.	200	(10,118)

		(1,938,914)

Design Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc. (b)	3,100	(198,307)
Avnet, Inc. (b)	5,100	(209,406)

		(407,713)

Distributors—Consumer Staples — (0.0)%
Sysco Corp. (b)	10,615	(520,241)

Distributors—Discretionary — (0.0)%
Tech Data Corp. (b)	2,700	(228,717)

Electrical Equipment — (0.2)%
Allied Motion Technologies, Inc.	100	(1,891)
AMETEK, Inc. (b)	10,240	(489,267)
Capstone Turbine Corp.	2,185	(2,993)
Energous Corp.	31,900	(625,559)
Energy Focus, Inc.	11,000	(53,790)
General Cable Corp.	34,800	(521,304)
National Instruments Corp. (b)	8,100	(230,040)
Revolution Lighting Technology, Inc.	860	(5,427)
Roper Industries, Inc.	47,000	(8,576,090)

		(10,506,361)

Engineering & Construction Services — (0.0)%
EnerNOC, Inc.	2,500	(13,525)
Team, Inc.	2,700	(88,317)

		(101,842)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — (0.5)%
BJ’s Restaurants, Inc. (b)	3,300	$(117,315)
Bob Evans Farms, Inc.	4,300	(164,690)
Brinker International, Inc.	3,900	(196,677)
Cheesecake Factory, Inc. (b)	2,700	(135,162)
Chipotle Mexican Grill, Inc. (b)	38,285	(16,213,698)
Darden Restaurants, Inc. (b)	4,300	(263,676)
Dave & Buster’s Entertainment, Inc. (b)	3,000	(117,540)
DineEquity, Inc.	12,200	(966,118)
Fiesta Restaurant Group, Inc.	3,300	(79,200)
Fogo De Chao, Inc.	1,400	(14,798)
Golden Entertainment, Inc.	1,000	(12,470)
Hilton Worldwide Holdings, Inc.	30,600	(701,658)
Interval Leisure Group, Inc.	6,696	(114,970)
Jamba, Inc.	3,800	(41,496)
Las Vegas Sands Corp.	50,700	(2,917,278)
Marriott Vacations Worldwide Corp.	100	(7,332)
Morgans Hotel Group Co.	100	(202)
Noodles & Co.	200	(952)
Papa Murphy’s Holdings, Inc.	2,700	(17,415)
Penn National Gaming, Inc.	18,800	(255,116)
Rave Restaurant Group, Inc.	500	(1,510)
Red Robin Gourmet Burgers, Inc.	900	(40,446)
Ruby Tuesday, Inc.	5,800	(14,500)
Scientific Games Corp. Class A	46,500	(524,055)
Shake Shack, Inc. Class A (b)	10,500	(364,035)
Wyndham Worldwide Corp.	1,700	(114,461)
Zoe’s Kitchen, Inc.	16,500	(366,135)

		(23,762,905)

Hardware — (0.4)%
3D Systems Corp.	219,500	(3,940,025)
ADTRAN, Inc.	400	(7,656)
Apple, Inc.	95,600	(10,807,580)
Ciena Corp.	40,600	(885,080)
Diebold, Inc.	4,600	(114,034)
Digital Ally, Inc.	7,600	(45,144)
Electronics For Imaging, Inc.	200	(9,784)
ExOne Co.	5,400	(82,188)
FLIR Systems, Inc. (b)	17,900	(562,418)
GoPro, Inc. Class A	50,400	(840,672)
Inventergy Global, Inc.	300	(447)
Juniper Networks, Inc. (b)	23,255	(559,515)
MicroVision, Inc.	19,700	(27,186)
Mitel Networks Corp.	1,478	(10,878)
Neonode, Inc.	6,100	(6,954)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
NetScout Systems, Inc.	4,700	$(137,475)
Novatel Wireless, Inc.	5,100	(15,963)
NXT-ID, Inc.	40	(121)
Quantum Corp.	100	(74)
Seagate Technology PLC	6,200	(239,010)
Uni-Pixel, Inc.	16,500	(27,555)
Violin Memory, Inc.	7,550	(5,511)
Vuzix Corp.	1,300	(11,518)
ZAGG, Inc.	2,200	(17,820)
Zebra Technologies Corp. Class A	300	(20,883)

		(18,375,491)

Health Care Facilities & Services — (1.4)%
AAC Holdings, Inc.	1,200	(20,868)
Acadia Healthcare Co., Inc.	12,000	(594,600)
Adeptus Health, Inc. Class A	11,300	(486,465)
Aetna, Inc. (b),(c)	46,483	(5,366,462)
American Renal Associates Holdings, Inc.	3,300	(60,291)
AmerisourceBergen Corp. (b)	64,860	(5,239,391)
BioScrip, Inc.	31,500	(91,035)
Brookdale Senior Living, Inc.	58,591	(1,022,413)
Capital Senior Living Corp.	200	(3,360)
Centene Corp.	8,085	(541,372)
Charles River Laboratories International, Inc. (b)	6,052	(504,374)
Community Health Systems, Inc.	3,000	(34,620)
DaVita HealthCare Partners, Inc. (b)	7,355	(485,945)
Diplomat Pharmacy, Inc. (b)	58,205	(1,630,322)
Express Scripts Holding Co. (b)	108,110	(7,624,998)
Genesis Healthcare, Inc.	10,800	(28,836)
Great Basin Scientific, Inc.	194	(444)
Henry Schein, Inc. (b)	61,890	(10,086,832)
ICON PLC (b)	6,612	(511,570)
Invitae Corp.	400	(3,504)
Kindred Healthcare, Inc.	6,349	(64,887)
LifePoint Health, Inc. (b)	2,465	(146,002)
MEDNAX, Inc.	51,900	(3,438,375)
Molina Healthcare, Inc.	100	(5,832)
Natera, Inc.	2,500	(27,775)
Nobilis Health Corp.	4,600	(15,410)
OvaScience, Inc.	11,200	(80,192)
Owens & Minor, Inc.	100	(3,473)
PAREXEL International Corp.	3,919	(272,174)
Patterson Cos., Inc.	87,600	(4,024,344)
PharMerica Corp.	3,600	(101,052)
Quintiles Transnational Holdings, Inc. (b)	164,478	(13,332,587)
Quorum Health Corp.	500	(3,135)
Select Medical Holdings Corp.	2,600	(35,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Surgery Partners, Inc.	100	$(2,024)
Teladoc, Inc.	1,500	(27,465)
Tenet Healthcare Corp.	93,900	(2,127,774)
UnitedHealth Group, Inc. (b)	41,630	(5,828,200)

		(63,873,503)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc.	64,800	(755,568)
CalAtlantic Group, Inc.	29,220	(977,117)
Century Communities, Inc.	2,700	(58,077)
Green Brick Partners, Inc.	2,100	(17,346)
Hovnanian Enterprises, Inc. Class A	118,600	(200,434)
KB Home	93,100	(1,500,772)
LGI Homes, Inc.	14,100	(519,444)
M/I Homes, Inc.	3,700	(87,209)
MDC Holdings, Inc.	31,400	(810,120)
Meritage Homes Corp.	3,100	(107,570)
Newell Brands, Inc.	3,418	(179,992)
PulteGroup, Inc.	159,500	(3,196,380)
St Joe Co. (The)	1,900	(34,922)
Stanley Black & Decker, Inc. (b)	1,100	(135,278)
Taylor Morrison Home Corp. Class A	20,700	(364,320)
Tempur Sealy International, Inc.	98,100	(5,566,194)
Toll Brothers, Inc.	800	(23,888)
TRI Pointe Homes, Inc.	147,700	(1,946,686)
WCI Communities, Inc.	2,500	(59,300)
Whirlpool Corp. (b)	900	(145,944)
William Lyon Homes Class A	31,100	(576,905)

		(17,263,466)

Industrial Services — (0.1)%
Applied Industrial Technologies, Inc. (b)	7,300	(341,202)
CAI International, Inc.	300	(2,481)
Herc Holdings, Inc.	46	(1,550)
Textainer Group Holdings Ltd.	500	(3,745)
Wesco Aircraft Holdings, Inc.	3,200	(42,976)
WW Grainger, Inc. (b)	14,071	(3,163,724)

		(3,555,678)

Institutional Financial Services — (0.5)%
BGC Partners, Inc. Class A	2,900	(25,375)
CBOE Holdings, Inc.	1,600	(103,760)
FXCM, Inc. Class A	3,150	(27,626)
Goldman Sachs Group, Inc.	92,700	(14,949,729)
Greenhill & Co., Inc.	1,500	(35,355)
Investment Technology Group, Inc.	1,000	(17,140)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	218,600	$(7,008,316)
Virtu Financial, Inc. Class A	300	(4,491)

		(22,171,792)

Insurance — (0.2)%
American International Group, Inc.	42,200	(2,504,148)
American National Insurance Co.	100	(12,196)
Arthur J Gallagher & Co.	800	(40,696)
Chubb Ltd.	4,100	(515,165)
Endurance Specialty Holdings Ltd.	3,425	(224,166)
Everest Re Group Ltd.	8,000	(1,519,760)
Genworth Financial, Inc. Class A	9,800	(48,608)
HCI Group, Inc.	2,300	(69,828)
MBIA, Inc.	19,600	(152,684)
Mercury General Corp.	600	(32,910)
ProAssurance Corp.	400	(20,992)
RLI Corp.	8,600	(587,896)
Torchmark Corp.	49	(3,131)
Willis Towers Watson PLC	12	(1,593)
WR Berkley Corp.	24,957	(1,441,516)

		(7,175,289)

Iron & Steel — (0.0)%
AK Steel Holding Corp. (b)	193,615	(935,161)
AM Castle & Co.	1,700	(1,360)
Cliffs Natural Resources, Inc.	84,800	(496,080)
United States Steel Corp. (b)	7,590	(143,147)

		(1,575,748)

Leisure Products — (0.1)%
Brunswick Corp.	48,100	(2,346,318)
Performance Sports Group Ltd.	13,500	(54,810)
Polaris Industries, Inc.	9,300	(720,192)
Thor Industries, Inc.	4,700	(398,090)
Vista Outdoor, Inc.	300	(11,958)

		(3,531,368)

Machinery — (0.5)%
Actuant Corp. Class A (b)	51,535	(1,197,673)
Caterpillar, Inc. (b)	12,897	(1,144,867)
Colfax Corp. (b)	12,058	(378,983)
Deere & Co.	136,400	(11,641,740)
Dover Corp.	49,200	(3,623,088)
Graco, Inc.	21,500	(1,591,000)
Kennametal, Inc.	2,300	(66,746)
Lincoln Electric Holdings, Inc. (b)	15,100	(945,562)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Manitowoc Co., Inc.	20,800	$(99,632)
Milacron Holdings Corp.	7,500	(119,700)
NN, Inc.	4,600	(83,950)
Power Solutions International, Inc.	1,600	(16,400)
Terex Corp.	2,000	(50,820)

		(20,960,161)

Manufactured Goods — (0.1)%
Proto Labs, Inc.	25,300	(1,515,723)
Timken Co. (The) (b)	19,320	(678,905)
Valmont Industries, Inc. (b)	7,170	(964,867)

		(3,159,495)

Media — (1.1)%
Angie’s List, Inc.	24,700	(244,777)
Charter Communications, Inc. Class A (b),(c)	11,978	(3,233,701)
Comcast Corp. Class A	227,600	(15,098,984)
Covisint Corp.	35	(76)
Cumulus Media, Inc. Class A	25,600	(8,446)
EW Scripps Co. Class A	6,436	(102,332)
Facebook, Inc. Class A	36,600	(4,694,682)
Groupon, Inc.	46,100	(237,415)
Houghton Mifflin Harcourt Co.	1,200	(16,092)
Liberty Broadband Corp. Class C	11,300	(807,724)
Liberty Media Group Class A	92	(2,636)
Lions Gate Entertainment Corp.	1,400	(27,986)
Live Ventures, Inc.	5,800	(11,078)
Match Group, Inc.	100	(1,779)
MDC Partners, Inc. Class A	4,200	(45,024)
Media General, Inc.	37,300	(687,439)
Netflix, Inc. (b)	4,780	(471,069)
Pandora Media, Inc.	175,000	(2,507,750)
Rocket Fuel, Inc.	12,900	(34,056)
Sirius XM Holdings, Inc. (b),(c)	1,387,958	(5,787,785)
TEGNA, Inc.	900	(19,674)
Time Warner, Inc. (b)	1,700	(135,337)
Time, Inc.	11,500	(166,520)
Townsquare Media, Inc. Class A	800	(7,472)
Tribune Media Co.	300	(10,956)
tronc, Inc.	1,300	(21,944)
TrueCar, Inc.	10,600	(100,064)
Twitter, Inc.	693,300	(15,980,565)
Walt Disney Co. (b)	3,505	(325,474)
World Wrestling Entertainment, Inc. Class A	1,900	(40,470)
Yelp, Inc. (b)	4,700	(195,990)
YOU On Demand Holdings, Inc.	1,200	(1,836)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Zillow Group, Inc. Class A	7,682	$(264,645)

		(51,291,778)

Medical Equipment & Devices — (1.8)%
Abbott Laboratories (b),(c)	92,382	(3,906,835)
Accelerate Diagnostics, Inc.	21,500	(586,090)
Amedica Corp.	11,707	(10,876)
Analogic Corp. (b)	5,370	(475,782)
Atossa Genetics, Inc.	153	(324)
Avinger, Inc.	4,500	(21,465)
Baxter International, Inc. (b)	8,600	(409,360)
Becton Dickinson and Co. (b)	2,400	(431,352)
Cepheid	18,300	(964,227)
ConforMIS, Inc.	4,300	(42,656)
CR Bard, Inc. (b)	1,250	(280,350)
Cytori Therapeutics, Inc.	1,846	(3,747)
CytoSorbents Corp.	500	(3,200)
Dentsply Sirona, Inc. (b)	148,560	(8,828,921)
DexCom, Inc.	200	(17,532)
EndoChoice Holdings, Inc.	100	(798)
EnteroMedics, Inc.	3,160	(427)
Exact Sciences Corp.	45,200	(839,364)
Foundation Medicine, Inc.	13,600	(317,560)
IDEXX Laboratories, Inc. (b)	27,411	(3,090,042)
Illumina, Inc. (b)	93,800	(17,039,708)
Integer Holdings Corp.	1,300	(28,197)
Intuitive Surgical, Inc. (b)	2,200	(1,594,626)
InVivo Therapeutics Holdings Corp.	6,900	(46,920)
IsoRay, Inc.	12,700	(9,145)
LivaNova PLC	300	(18,033)
Medtronic PLC (b)	99,363	(8,584,963)
Navidea Biopharmaceuticals, Inc.	19,699	(18,034)
Novocure Ltd.	6,400	(54,656)
Pacific Biosciences of California, Inc.	7,900	(70,784)
Rockwell Medical, Inc.	32,600	(218,420)
Rosetta Genomics Ltd.	2,900	(2,407)
Second Sight Medical Products, Inc.	31,322	(110,254)
STERIS PLC	1,200	(87,720)
Stryker Corp. (b)	95,965	(11,171,286)
T2 Biosystems, Inc.	4,300	(31,132)
Tandem Diabetes Care, Inc.	200	(1,532)
TearLab Corp.	700	(455)
Thermo Fisher Scientific, Inc. (b)	60,570	(9,634,264)
TransEnterix, Inc.	68,500	(115,765)
Trovagene, Inc.	12,300	(55,227)
Unilife Corp.	7,030	(14,763)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (b)	127,519	$(12,691,966)
Wright Medical Group NV	1	(25)

		(81,831,190)

Metals & Mining — (0.1)%
Compass Minerals International, Inc.	21,800	(1,606,660)
Ferroglobe PLC	500	(4,515)
Gold Resource Corp.	1,100	(8,162)
McEwen Mining, Inc.	12,700	(46,609)
Tahoe Resources, Inc.	159,400	(2,045,102)
Ur-Energy, Inc.	100	(49)
Uranium Energy Corp.	65,200	(64,359)
US Silica Holdings, Inc.	20,000	(931,200)

		(4,706,656)

Oil, Gas & Coal — (1.0)%
Alon USA Energy, Inc.	92,000	(741,520)
Anadarko Petroleum Corp.	1,700	(107,712)
Apache Corp.	1,000	(63,870)
Approach Resources, Inc.	9,400	(31,772)
Atwood Oceanics, Inc.	100	(869)
Bonanza Creek Energy, Inc.	50,596	(51,608)
Bristow Group, Inc.	7,100	(99,542)
California Resources Corp.	50,110	(626,375)
CARBO Ceramics, Inc.	13,800	(150,972)
Cheniere Energy, Inc.	68,600	(2,990,960)
Civeo Corp.	200	(228)
Clayton Williams Energy, Inc.	11,400	(974,016)
Clean Energy Fuels Corp.	3,100	(13,857)
Cloud Peak Energy, Inc.	14,600	(79,424)
Cobalt International Energy, Inc.	264,000	(327,360)
Comstock Resources, Inc.	24,980	(190,847)
ConocoPhillips	11,400	(495,558)
Delek US Holdings, Inc.	3,400	(58,786)
Denbury Resources, Inc.	11,000	(35,530)
Dril-Quip, Inc.	7,412	(413,145)
Eclipse Resources Corp.	1,600	(5,264)
Enbridge Energy Management LLC	11,713	(297,979)
EnLink Midstream LLC	20,400	(341,700)
Ensco PLC Class A	3,400	(28,900)
EP Energy Corp. Class A	11,000	(48,180)
Erin Energy Corp.	700	(1,645)
EXCO Resources, Inc.	140,200	(150,014)
Flotek Industries, Inc.	81,700	(1,187,918)
Gastar Exploration, Inc.	30,400	(25,682)
Gulfmark Offshore, Inc. Class A	21,200	(35,616)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Gulfport Energy Corp.	6,400	$(180,800)
Jones Energy, Inc.	36,400	(129,584)
Kinder Morgan, Inc.	57,832	(1,337,654)
Kosmos Energy Ltd.	25,900	(166,019)
Lucas Energy, Inc.	100	(301)
Murphy Oil Corp.	119,100	(3,620,640)
Murphy USA, Inc.	5,200	(371,072)
National Oilwell Varco, Inc.	34,363	(1,262,497)
Northern Oil and Gas, Inc.	71,200	(190,816)
ONEOK, Inc.	11,600	(596,124)
Pacific Drilling SA	8,930	(36,256)
Par Pacific Holdings, Inc.	2,500	(32,700)
PetroQuest Energy, Inc.	475	(1,643)
Resolute Energy Corp.	25,700	(669,742)
Rex Energy Corp.	56,800	(33,165)
Ring Energy, Inc.	400	(4,380)
Rowan Cos. PLC Class A	18,600	(281,976)
Sanchez Energy Corp.	51,200	(452,608)
SemGroup Corp. Class A	6,400	(226,304)
Stone Energy Corp.	12,229	(145,281)
Superior Energy Services, Inc.	6,200	(110,980)
Synergy Resources Corp.	295,300	(2,046,429)
Targa Resources Corp.	181,400	(8,908,554)
Tidewater, Inc.	35,100	(98,982)
Triangle Petroleum Corp.	66,700	(18,342)
W&T Offshore, Inc.	84,100	(148,016)
Western Refining, Inc.	25,300	(669,438)
Westmoreland Coal Co.	17,400	(154,164)
Williams Cos., Inc. (The)	509,000	(15,641,570)

		(47,112,886)

Passenger Transportation — (0.0)%
Virgin America, Inc.	8,800	(470,888)

Real Estate — (1.1)%
American Campus Communities, Inc.	10,000	(508,700)
Apartment Investment & Management Co. Class A	18,400	(844,744)
Ashford Hospitality Prime, Inc.	1,822	(25,690)
Ashford Hospitality Trust, Inc.	36,500	(214,985)
AvalonBay Communities, Inc.	10,896	(1,937,745)
Boston Properties, Inc.	16,400	(2,235,156)
Brandywine Realty Trust	300	(4,686)
Brixmor Property Group, Inc.	500	(13,895)
Camden Property Trust	8,400	(703,416)
CBL & Associates Properties, Inc.	13,900	(168,746)
Chatham Lodging Trust	2,000	(38,500)
Chesapeake Lodging Trust	100	(2,290)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Colony Starwood Homes REIT	3,402	$(97,637)
Columbia Property Trust, Inc.	100	(2,239)
Corporate Office Properties Trust	31,500	(893,025)
CubeSmart	66,911	(1,823,994)
DCT Industrial Trust, Inc.	100	(4,855)
DiamondRock Hospitality Co.	23,700	(215,670)
Douglas Emmett, Inc.	45,600	(1,670,328)
Easterly Government Properties, Inc.	1,200	(22,896)
Education Realty Trust, Inc.	41,066	(1,771,587)
Empire State Realty Trust, Inc. Class A	100	(2,095)
Equinix, Inc.	27	(9,727)
Equity LifeStyle Properties, Inc.	400	(30,872)
Equity One, Inc.	3,200	(97,952)
Equity Residential	21,929	(1,410,693)
Extra Space Storage, Inc.	21,496	(1,706,997)
Farmland Partners, Inc.	5,200	(58,240)
GEO Group, Inc. (The)	2,000	(47,560)
Global Medical REIT, Inc.	2,100	(20,496)
Global Net Lease, Inc.	200	(1,632)
Government Properties Income Trust	30,900	(698,958)
Gramercy Property Trust REIT	39	(376)
HCP, Inc.	15,700	(595,815)
Healthcare Realty Trust, Inc.	53,200	(1,811,992)
Healthcare Trust of America, Inc. Class A	15,500	(505,610)
Hersha Hospitality Trust	9,400	(169,388)
Hospitality Properties Trust	100	(2,972)
Host Hotels & Resorts, Inc.	443,493	(6,905,186)
Hudson Pacific Properties, Inc.	100	(3,287)
Independence Realty Trust, Inc.	3,600	(32,400)
Investors Real Estate Trust	700	(4,165)
iStar, Inc.	12,300	(131,979)
Kimco Realty Corp.	34,500	(998,775)
LaSalle Hotel Properties	50,900	(1,214,983)
Macerich Co.	100	(8,087)
Monogram Residential Trust, Inc.	100	(1,064)
National Retail Properties, Inc.	600	(30,510)
National Storage Affiliates Trust	5,600	(117,264)
New Senior Investment Group, Inc.	43,001	(496,231)
New York REIT, Inc.	15,800	(144,570)
NorthStar Realty Europe Corp.	4,500	(49,275)
NorthStar Realty Finance Corp.	186,650	(2,458,180)
Omega Healthcare Investors, Inc.	40	(1,418)
Outfront Media, Inc.	181,306	(4,287,887)
Paramount Group, Inc.	600	(9,834)
Physicians Realty Trust	99,300	(2,138,922)
Piedmont Office Realty Trust, Inc. Class A	41,300	(899,101)
Public Storage	9,334	(2,082,789)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Rayonier, Inc.	8,600	$(228,244)
Regency Centers Corp.	100	(7,749)
Retail Properties of America, Inc.	500	(8,400)
Rexford Industrial Realty, Inc.	1,800	(41,202)
Senior Housing Properties Trust	33,600	(763,056)
STAG Industrial, Inc.	30,400	(745,104)
Sun Communities, Inc.	2,800	(219,744)
Sunstone Hotel Investors, Inc.	11,067	(141,547)
Terreno Realty Corp.	2,300	(63,273)
Tier REIT, Inc.	1,700	(26,248)
Ventas, Inc.	200	(14,126)
Vornado Realty Trust	56,600	(5,728,486)
Washington Prime Group, Inc.	1,400	(17,332)
Washington Real Estate Investment Trust	600	(18,672)
Weyerhaeuser Co.	16,520	(527,649)

		(50,938,898)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	1,600	(49,744)
Cinemark Holdings, Inc.	1,700	(65,076)
ClubCorp Holdings, Inc.	400	(5,788)
Live Nation Entertainment, Inc. (b),(c)	11,882	(326,517)
SeaWorld Entertainment, Inc.	65,200	(878,896)
Six Flags Entertainment Corp.	200	(10,722)

		(1,336,743)

Renewable Energy — (0.0)%
American Superconductor Corp.	100	(701)
Enphase Energy, Inc.	13,400	(15,812)
FuelCell Energy, Inc.	23,058	(124,974)
Gevo, Inc.	251,006	(120,985)
Plug Power, Inc.	188,500	(322,335)
REX American Resources Corp.	600	(50,856)
Silver Spring Networks, Inc.	100	(1,418)
SolarEdge Technologies, Inc.	5,900	(101,657)
Sunrun, Inc.	2,300	(14,490)
Sunworks, Inc.	3,900	(10,023)
TerraForm Global, Inc. Class A	8,000	(32,880)
Vivint Solar, Inc.	18,900	(59,724)

		(855,855)

Retail—Consumer Staples — (0.4)%
Costco Wholesale Corp.	24,700	(3,766,997)
Dollar General Corp. (b)	2,300	(160,977)
Kroger Co. (The) (b)	7,300	(216,664)
Ollie’s Bargain Outlet Holdings, Inc. (b)	4,810	(126,070)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Whole Foods Market, Inc.	455,000	$(12,899,250)

		(17,169,958)

Retail—Discretionary — (1.3)%
Abercrombie & Fitch Co. Class A	39,400	(626,066)
Asbury Automotive Group, Inc.	100	(5,567)
Ascena Retail Group, Inc.	4,500	(25,155)
AutoNation, Inc.	100	(4,871)
Barnes & Noble, Inc.	22,300	(251,990)
bebe stores, Inc.	3,800	(2,660)
Bed Bath & Beyond, Inc.	177,000	(7,630,470)
Best Buy Co., Inc.	100	(3,818)
Bon-Ton Stores, Inc.	7,589	(12,977)
Boot Barn Holdings, Inc.	16,600	(188,908)
Buckle, Inc.	25,400	(610,362)
Build-A-Bear Workshop, Inc.	3,800	(39,368)
Builders FirstSource, Inc.	1,400	(16,114)
CarMax, Inc.	19,500	(1,040,325)
Chico’s FAS, Inc.	59,100	(703,290)
Children’s Place, Inc.	38,000	(3,035,060)
Coach, Inc. (b)	9,200	(336,352)
Conn’s, Inc.	21,000	(216,720)
Container Store Group, Inc.	6,200	(31,124)
DSW, Inc. Class A	23,300	(477,184)
Duluth Holdings, Inc. Class B	1,800	(47,718)
Freshpet, Inc.	6,700	(57,955)
GameStop Corp. Class A	129,500	(3,572,905)
Guess?, Inc.	97,800	(1,428,858)
Hertz Global Holdings, Inc.	200	(8,032)
Hibbett Sports, Inc. (b)	1,845	(73,616)
HSN, Inc.	300	(11,940)
JC Penney Co., Inc.	21,400	(197,308)
Kohl’s Corp. (b)	277,115	(12,123,781)
Lands’ End, Inc.	1,000	(14,500)
Lithia Motors, Inc. Class A	9,500	(907,440)
Lululemon Athletica, Inc. (b)	2,000	(121,960)
Lumber Liquidators Holdings, Inc.	58,300	(1,146,761)
Macy’s, Inc.	16,300	(603,915)
Net Element, Inc.	27,350	(32,000)
Nordstrom, Inc. (b)	53,860	(2,794,257)
Office Depot, Inc.	72,855	(260,092)
Party City Holdco, Inc.	1,500	(25,680)
Penske Automotive Group, Inc.	10,600	(510,708)
Pier 1 Imports, Inc.	116,000	(491,840)
Restoration Hardware Holdings, Inc.	59,200	(2,047,136)
Sally Beauty Holdings, Inc.	37,700	(968,136)
Sears Holdings Corp.	45,300	(519,138)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Sonic Automotive, Inc. Class A	1,100	$(20,680)
Stage Stores, Inc.	24,600	(138,006)
Staples, Inc.	1,500	(12,825)
Tailored Brands, Inc.	88,000	(1,381,600)
Tiffany & Co. (b)	163,320	(11,861,932)
Urban Outfitters, Inc.	200	(6,904)
Vitamin Shoppe, Inc.	1,900	(51,015)
Wayfair, Inc. Class A	20,600	(811,022)
Williams-Sonoma, Inc. (b)	3,900	(199,212)
Zumiez, Inc. (b)	26,650	(479,700)

		(58,186,953)

Semiconductors — (0.2)%
Analog Devices, Inc. (b)	9,910	(638,699)
Applied Optoelectronics, Inc.	7,700	(171,017)
Cypress Semiconductor Corp.	299,035	(3,636,266)
GigPeak, Inc.	200	(470)
InvenSense, Inc.	2,400	(17,808)
IPG Photonics Corp. (b)	10,345	(851,911)
MaxLinear, Inc. Class A	540	(10,946)
Microsemi Corp.	78,800	(3,308,024)
ParkerVision, Inc.	100	(426)
Pixelworks, Inc.	10,500	(29,295)
Qorvo, Inc.	23	(1,282)
QuickLogic Corp.	5,000	(3,800)
Rubicon Technology, Inc.	800	(504)

		(8,670,448)

Software — (0.5)%
Allscripts Healthcare Solutions, Inc. (b)	30,490	(401,553)
ANSYS, Inc. (b)	8,220	(761,254)
Blackbaud, Inc.	17,900	(1,187,486)
CA, Inc. (b)	15,195	(502,651)
Castlight Health, Inc. Class B	18,600	(77,376)
Cerner Corp. (b)	190,160	(11,742,380)
Datawatch Corp.	800	(5,928)
Digital Turbine, Inc.	4,000	(4,200)
Envestnet, Inc.	14,700	(535,815)
FireEye, Inc.	260,600	(3,838,638)
Glu Mobile, Inc.	103,600	(232,064)
Guidance Software, Inc.	100	(596)
Hortonworks, Inc.	10,900	(91,015)
Imperva, Inc.	300	(16,113)
Intuit, Inc. (b)	2,050	(225,521)
Manhattan Associates, Inc. (b)	3,800	(218,956)
MGT Capital Investments, Inc.	200	(404)
MobileIron, Inc.	1,800	(4,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
NeuStar, Inc. Class A	2,200	$(58,498)
Oracle Corp. (b)	16,630	(653,226)
Palo Alto Networks, Inc. (b)	6,575	(1,047,595)
pdvWireless, Inc.	200	(4,580)
PROS Holdings, Inc.	8,100	(183,141)
Rapid7, Inc.	2,900	(51,185)
SecureWorks Corp.	5,100	(63,801)
SS&C Technologies Holdings, Inc.	5,300	(170,395)
TubeMogul, Inc.	11,800	(110,566)
Twilio, Inc.	7,700	(495,572)
VirnetX Holding Corp.	58,200	(178,092)
VMware, Inc. Class A (b),(c)	7,500	(550,125)
xG Technology, Inc.	300	(85)

		(23,413,761)

Specialty Finance — (0.6)%
Alliance Data Systems Corp.	51,045	(10,950,684)
Ally Financial, Inc.	46,000	(895,620)
Altisource Residential Corp.	12,000	(130,800)
American Capital Agency Corp.	132,862	(2,596,123)
Anworth Mortgage Asset Corp.	1,100	(5,412)
Apollo Commercial Real Estate Finance, Inc.	7,500	(122,775)
Arlington Asset Investment Corp. Class A	22,800	(337,212)
ARMOUR Residential REIT, Inc.	36,662	(826,362)
Capital One Financial Corp.	18,500	(1,328,855)
Capstead Mortgage Corp.	18,900	(178,227)
CIT Group, Inc.	10,300	(373,890)
Encore Capital Group, Inc.	17,400	(391,152)
Everi Holdings, Inc.	3,300	(8,151)
GATX Corp.	200	(8,910)
Impac Mortgage Holdings, Inc.	200	(2,638)
Invesco Mortgage Capital, Inc.	67,067	(1,021,430)
Ladder Capital Corp.	1,248	(16,524)
LendingClub Corp.	551,300	(3,407,034)
Nationstar Mortgage Holdings, Inc.	50,600	(749,386)
Nelnet, Inc. Class A	100	(4,037)
New Residential Investment Corp.	45,800	(632,498)
New York Mortgage Trust, Inc.	13,800	(83,076)
Ocwen Financial Corp.	184,200	(676,014)
On Deck Capital, Inc.	4,300	(24,510)
Orchid Island Capital, Inc.	28,600	(298,012)
PennyMac Mortgage Investment Trust	300	(4,674)
PRA Group, Inc.	2,300	(79,442)
RAIT Financial Trust	50,600	(171,028)
Resource Capital Corp. REIT	12,400	(158,844)
Santander Consumer USA Holdings, Inc.	45,500	(553,280)
Stonegate Mortgage Corp.	1,200	(5,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	2,300	$(58,098)
Walter Investment Management Corp.	30,900	(125,454)
Western Asset Mortgage Capital Corp.	34,200	(356,364)
Western Union Co.	1,100	(22,902)

		(26,604,914)

Technology Services — (0.1)%
CDW Corp. (b)	23,005	(1,052,019)
Cognizant Technology Solutions Corp. Class A (b)	4,200	(200,382)
Computer Sciences Corp.	4,900	(255,829)
comScore, Inc.	1,570	(48,136)
Endurance International Group Holdings, Inc.	22,900	(200,375)
Fair Isaac Corp.	3,700	(460,983)
IHS Markit Ltd.	627	(23,544)
International Business Machines Corp. (b)	3,205	(509,114)
MAXIMUS, Inc.	22,300	(1,261,288)
Spherix, Inc.	8,755	(11,294)
Thomson Reuters Corp.	5,100	(211,038)
Unisys Corp.	1,100	(10,714)
Verisk Analytics, Inc. Class A	22,400	(1,820,672)
Virtusa Corp.	600	(14,808)

		(6,080,196)

Telecommunications — (0.1)%
AT&T, Inc.	19	(771)
Cogent Communications Holdings, Inc.	5,300	(195,093)
Frontier Communications Corp.	200,699	(834,908)
Globalstar, Inc.	168,300	(203,643)
Gogo, Inc.	800	(8,832)
HC2 Holdings, Inc.	400	(2,180)
Intelsat SA	14,800	(40,108)
NII Holdings, Inc.	800	(2,664)
Sprint Corp.	148,500	(984,555)
Straight Path Communications, Inc.	12,100	(309,881)
Voltari Corp.	5,000	(13,200)
Vonage Holdings Corp.	1,300	(8,593)
Windstream Holdings, Inc.	100	(1,005)

		(2,605,433)

Transportation & Logistics — (0.1)%
Atlas Air Worldwide Holdings, Inc.	100	(4,282)
Celadon Group, Inc.	13,100	(114,494)
CH Robinson Worldwide, Inc.	600	(42,276)
DHT Holdings, Inc.	183,700	(769,703)
Dorian LPG Ltd.	11,300	(67,800)
Eagle Bulk Shipping, Inc.	1,873	(13,298)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Echo Global Logistics, Inc.	1,300	$(29,978)
Gener8 Maritime, Inc.	400	(2,048)
Hornbeck Offshore Services, Inc.	18,200	(100,100)
Knight Transportation, Inc.	12,500	(358,625)
Nordic American Tankers Ltd.	128,500	(1,299,135)
Odyssey Marine Exploration, Inc.	66	(231)
Scorpio Bulkers, Inc.	20,600	(71,276)
XPO Logistics, Inc.	90,800	(3,329,636)

		(6,202,882)

Transportation Equipment — (0.1)%
Meritor, Inc.	2,500	(27,825)
Navistar International Corp.	121,300	(2,776,557)
Trinity Industries, Inc. (b)	14,590	(352,786)
Wabash National Corp.	25,800	(367,392)
Wabtec Corp. (b)	11,355	(927,136)

		(4,451,696)

Utilities — (0.6)%
Allete, Inc.	100	(5,962)
Alliant Energy Corp.	81,900	(3,137,589)
American Water Works Co., Inc.	1,900	(142,196)
Atlantic Power Corp.	2,100	(5,187)
Avangrid, Inc.	100	(4,178)
California Water Service Group	400	(12,836)
Calpine Corp.	34,400	(434,816)
Consolidated Edison, Inc.	34,500	(2,597,850)
DTE Energy Co.	100	(9,367)
Dynegy, Inc.	107,900	(1,336,881)
Edison International	300	(21,675)
El Paso Electric Co.	100	(4,677)
Empire District Electric Co. (The)	4,100	(139,974)
Genie Energy Ltd. Class B	2,000	(11,800)
New Jersey Resources Corp.	600	(19,716)
NextEra Energy, Inc.	7,400	(905,168)
NorthWestern Corp.	2,400	(138,072)
NRG Energy, Inc.	198,000	(2,219,580)
NRG Yield, Inc. Class C	5,100	(86,496)
Pattern Energy Group, Inc.	13,800	(310,362)
Piedmont Natural Gas Co., Inc.	16,800	(1,008,672)
Pinnacle West Capital Corp.	3,500	(265,965)
PNM Resources, Inc.	4,000	(130,880)
Portland General Electric Co.	1,400	(59,626)
SCANA Corp.	11,600	(839,492)
South Jersey Industries, Inc.	800	(23,640)
Southern Co.	90,200	(4,627,260)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Spire, Inc.	5,800	$(369,692)
TerraForm Power, Inc.	86,000	(1,196,260)
WEC Energy Group, Inc.	95,871	(5,740,756)
Xcel Energy, Inc.	900	(37,026)

		(25,843,651)

Waste & Environmental Services & Equipment — (0.2)%
Centrus Energy Corp. Class A	1,800	(7,200)
Covanta Holding Corp.	2,100	(32,319)
Energy Recovery, Inc.	8,500	(135,830)
Fenix Parts, Inc.	700	(2,772)
MagneGas Corp.	10,000	(6,500)
Republic Services, Inc.	120,600	(6,084,270)
Stericycle, Inc. (b)	51,210	(4,103,969)

		(10,372,860)

Total United States		(823,744,553)

TOTAL COMMON STOCK (PROCEEDS $934,306,578)		(953,269,730)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.1)%
Macau — (0.0)%
Casinos & Gaming — (0.0)%
Wynn Macau Ltd., 5.25%, 10/15/21 (b),(d)	$429,000	(437,580)

Total Macau		(437,580)

United States — (0.1)%
Cable & Satellite — (0.0)%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%, 04/01/24 (b),(d)	361,000	(386,956)

Chemicals — (0.1)%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (b),(d)	3,203,000	(3,118,921)

Total United States		(3,505,877)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $4,072,670)		(3,943,457)

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — (2.6)%
Consumer Discretionary Select Sector SPDR Fund	249,223	(19,947,809)
Consumer Staples Select Sector SPDR Fund	212,718	(11,318,725)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
Health Care Select Sector SPDR Fund (b)	148,478	$(10,706,749)
iShares Nasdaq Biotechnology ETF (b)	57,025	(16,506,457)
iShares PHLX Semiconductor ETF	101,698	(11,490,857)
iShares Russell 2000 ETF (b)	146,032	(18,138,635)
iShares U.S. Healthcare Providers ETF (b)	65,370	(8,107,187)
iShares US Real Estate ETF	25,077	(2,022,209)
SPDR S&P 500 ETF Trust (b)	36,360	(7,864,668)
SPDR S&P Biotech ETF (b)	34,880	(2,312,195)
Utilities Select Sector SPDR Fund	123,541	(6,052,274)
Vanguard FTSE Europe ETF (b)	157,250	(7,662,792)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $116,195,708)		(122,130,557)

TOTAL SECURITIES SOLD SHORT — (23.4)% (PROCEEDS $1,054,574,956)		$(1,079,343,744)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(f)	Variable/floating interest rate security. Rate presented is as of September 30, 2016.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2016. Maturity date presented is the ultimate maturity.
(l)	When-issued or delayed-delivery security included.
(m)	Non-interest bearing bond.
(n)	Rate disclosed, the 7 day net yield, is as of September 30, 2016.
(o)	Approximates cost for federal tax purposes.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Options Written Contracts Outstanding at September 30, 2016

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Airbus Group SE	56.00 EUR	12/16/16	761	$(139,693)	$(145,738)	$(6,045)
Euro Stoxx 50	3,250.00 EUR	11/18/16	1,128	(112,115)	(53,220)	58,895
Euro Stoxx 50	3,200.00 EUR	10/21/16	1,372	(35,812)	(13,871)	21,941
Liberty Global PLC	37.50 USD	11/18/16	2,668	(170,639)	(133,399)	37,240
Telefonica SA	11.50 EUR	09/15/17	1,530	(20,324)	(18,906)	1,418
Telefonica SA	11.37 EUR	09/15/17	2,045	(35,277)	(32,162)	3,115
Telefonica SA	11.86 EUR	09/15/17	1,522	(16,791)	(15,388)	1,403

				$(530,651)	$(412,684)	$117,967

Exchange-Traded Put Options Written
Aetna, Inc.	110.00 USD	10/21/16	1,014	$(88,175)	$(51,714)	$36,461
Consumer Discretionary Select	73.00 USD	10/21/16	1,130	(47,978)	(7,910)	40,068
Euro Stoxx 50	2,850.00 EUR	11/18/16	376	(155,765)	(185,847)	(30,082)
iShares MSCI Emerging Markets	31.50 USD	11/18/16	254	(5,832)	(3,048)	2,784
iShares Russell 2000 ETF	102.00 USD	12/16/16	385	(51,188)	(16,170)	35,018
iShares Russell 2000 ETF	102.00 USD	10/21/16	380	(26,204)	(1,140)	25,064
iShares Russell 2000 ETF	103.00 USD	12/16/16	381	(51,799)	(18,669)	33,130
JD.com, Inc.	24.00 USD	12/16/16	424	(43,230)	(34,768)	8,462
S&P 500 Index	2,000.00 USD	10/21/16	125	(155,870)	(21,875)	133,995
S&P 500 Index	2,105.00 USD	10/07/16	152	(72,498)	(26,448)	46,050
Telefonica SA	9.89 EUR	12/16/16	837	(98,686)	(122,232)	(23,546)
Vodafone Group PLC	2.00 GBP	11/18/16	3,404	(46,424)	(49,636)	(3,212)

				$(843,649)	$(539,457)	$304,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Option Written
Liberty Global PLC	Morgan Stanley & Co. International plc	36.00 USD	10/21/16	44,900	$(20,205)	$(18,874)	$1,331

					$(20,205)	$(18,874)	$1,331

OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. International plc	17.13 USD	11/18/16	505,666	$(61,742)	$(67,567)	$(5,825)
Topix Banks Index	Morgan Stanley & Co. International plc	124.70 JPY	12/09/16	693,599	(22,965)	(15,663)	7,302

					$(84,707)	$(83,230)	$1,477

Total Options Written Outstanding					$(1,479,212)	$(1,054,245)	$424,967

Reverse Repurchase Agreements Outstanding at September 30, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.44%	09/06/16	10/06/16	$1,059,000	$1,060,795
BNP Paribas Securities Corp.	2.45%	09/08/16	10/11/16	4,408,000	4,414,587
Credit Suisse Securities (USA) LLC	2.25%	09/22/16	10/21/16	5,578,000	5,580,784
Credit Suisse Securities (USA) LLC	2.26%	09/08/16	10/11/16	8,939,000	8,951,363
Credit Suisse Securities (USA) LLC	2.26%	09/08/16	10/11/16	5,315,000	5,322,351
Credit Suisse Securities (USA) LLC	2.26%	09/08/16	10/11/16	4,830,000	4,836,680
Credit Suisse Securities (USA) LLC	2.27%	09/12/16	10/12/16	5,582,000	5,588,682
Credit Suisse Securities (USA) LLC	2.27%	09/28/16	10/28/16	844,000	844,160
Credit Suisse Securities (USA) LLC	2.36%	09/08/16	10/11/16	645,000	645,932
Credit Suisse Securities (USA) LLC	2.38%	09/20/16	10/20/16	2,880,000	2,882,096
Credit Suisse Securities (USA) LLC	2.38%	09/20/16	10/20/16	4,451,000	4,454,239
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	1,210,000	1,210,644
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	507,000	507,270
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	2,765,000	2,766,472
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	2,987,000	2,988,591
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	1,402,000	1,402,747
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	187,000	187,100
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	493,000	493,263
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	1,272,000	1,272,677
Credit Suisse Securities (USA) LLC	2.40%	09/22/16	10/21/16	335,000	335,178
JPMorgan Chase Bank, N.A.	2.03%	09/09/16	10/07/16	2,618,000	2,621,243
JPMorgan Chase Bank, N.A.	2.03%	09/21/16	10/07/16	3,475,000	3,476,957
JPMorgan Chase Bank, N.A.	2.03%	09/09/16	10/07/16	7,081,000	7,089,771

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	2.03%	09/09/16	10/07/16	$955,000	$956,183
JPMorgan Chase Bank, N.A.	2.03%	09/12/16	10/11/16	1,335,000	1,336,429
JPMorgan Chase Bank, N.A.	2.22%	09/23/16	10/21/16	5,839,000	5,841,883
JPMorgan Chase Bank, N.A.	2.22%	09/23/16	10/21/16	5,379,000	5,381,656
JPMorgan Chase Bank, N.A.	2.23%	09/09/16	10/07/16	1,450,000	1,451,973
JPMorgan Chase Bank, N.A.	2.23%	09/09/16	10/07/16	7,239,000	7,248,851
JPMorgan Chase Bank, N.A.	2.23%	09/12/16	10/11/16	5,855,000	5,861,884
JPMorgan Chase Bank, N.A.	2.23%	09/12/16	10/11/16	2,504,000	2,506,944
JPMorgan Chase Bank, N.A.	2.23%	09/12/16	10/11/16	1,431,000	1,432,682
JPMorgan Chase Bank, N.A.	2.23%	09/12/16	10/11/16	1,312,000	1,313,543
JPMorgan Chase Bank, N.A.	2.23%	09/12/16	10/11/16	5,821,000	5,827,844
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.22%	09/12/16	10/12/16	1,420,000	1,421,664
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.22%	09/12/16	10/12/16	435,000	435,510
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27%	09/12/16	10/12/16	137,000	137,164
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27%	09/12/16	10/12/16	1,635,000	1,636,959
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	09/26/16	10/26/16	1,031,000	1,031,326
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	07/14/16	10/14/16	898,000	902,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	09/12/16	10/12/16	929,000	930,138
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	09/12/16	10/12/16	2,442,000	2,444,990
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	07/15/16	10/17/16	1,269,000	1,275,406
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	07/15/16	10/17/16	5,379,000	5,406,155
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	07/15/16	10/17/16	17,054,000	17,140,094
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	07/15/16	10/17/16	7,807,000	7,846,412
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.33%	07/15/16	10/17/16	1,503,000	1,510,588
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	07/13/16	10/13/16	433,000	435,281
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	07/13/16	10/13/16	2,097,000	2,108,044
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	08/05/16	11/07/16	562,000	564,162
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	08/05/16	11/07/16	1,367,000	1,372,260
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	08/05/16	11/07/16	1,993,000	2,000,668
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	08/05/16	11/07/16	1,493,000	1,498,744
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.45%	07/05/16	10/05/16	1,063,000	1,069,366
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.61%	09/20/16	12/20/16	2,626,000	2,628,094
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.64%	09/01/16	12/01/16	10,175,000	10,197,385
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.66%	09/26/16	10/26/16	1,527,000	1,527,563
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.66%	09/23/16	10/24/16	7,045,000	7,049,170
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	09/19/16	10/19/16	113,000	113,102
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	09/19/16	10/19/16	146,000	146,132
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	09/16/16	10/19/16	5,574,000	5,579,029
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.71%	09/19/16	10/19/16	7,113,000	7,119,417
Royal Bank of Canada	1.98%	08/04/16	11/07/16	1,082,000	1,085,388
Royal Bank of Canada	2.02%	08/23/16	11/14/16	439,000	439,959
Royal Bank of Canada	2.02%	08/23/16	11/14/16	2,755,000	2,761,020
Royal Bank of Canada	2.02%	08/23/16	11/14/16	2,004,000	2,008,379
Royal Bank of Canada	2.09%	09/02/16	10/04/16	4,753,000	4,759,882

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.10%	08/16/16	11/14/16	$1,544,000	$1,548,061
Royal Bank of Canada	2.15%	04/20/16	10/20/16	659,000	665,157
Royal Bank of Canada	2.17%	07/11/16	10/12/16	7,402,000	7,438,092
Royal Bank of Canada	2.17%	07/11/16	10/12/16	3,685,000	3,702,968
Royal Bank of Canada	2.31%	05/05/16	11/07/16	606,000	611,748
Royal Bank of Canada	2.36%	08/02/16	02/03/17	3,158,000	3,170,239
Royal Bank of Canada	2.36%	08/02/16	02/03/17	4,127,000	4,142,994
Royal Bank of Canada	2.39%	09/27/16	10/27/16	2,201,000	2,201,586
Royal Bank of Canada	2.41%	04/27/16	10/26/16	1,556,000	1,572,172
Royal Bank of Canada	2.43%	09/12/16	10/12/16	794,000	795,020
Royal Bank of Canada	2.43%	09/12/16	10/12/16	1,013,000	1,014,302
Royal Bank of Canada	2.43%	09/12/16	10/12/16	1,900,000	1,902,442
Royal Bank of Canada	2.61%	08/08/16	02/08/17	501,000	502,960
Royal Bank of Canada	2.61%	08/02/16	02/03/17	3,401,000	3,415,574
Royal Bank of Canada	2.61%	08/02/16	02/03/17	419,000	420,796
Royal Bank of Canada	2.61%	08/02/16	02/03/17	460,000	461,971
Royal Bank of Canada	2.64%	09/27/16	10/27/16	8,564,000	8,566,517
Royal Bank of Canada	2.71%	09/22/16	03/20/17	4,007,000	4,009,412
Royal Bank of Canada	2.73%	09/12/16	10/12/16	742,000	743,071
Royal Bank of Canada	2.73%	09/12/16	10/12/16	1,035,000	1,036,494
Wells Fargo Securities LLC	2.52%	09/15/16	10/14/16	1,042,000	1,043,169

Total Reverse Repurchase Agreements Outstanding				$253,098,000	$253,640,222

Futures Contracts Outstanding at September 30, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	10	CME	2,459,188 USD	12/13/21	$(813)
90 Day Eurodollar	2	CME	492,355 USD	06/14/21	(230)
90 Day Eurodollar	10	CME	2,460,500 USD	09/13/21	(1,000)
Aluminum	59	LME	2,357,320 USD	12/19/16	112,567
Aluminum	54	LME	2,188,631 USD	11/14/16	64,181
Aluminum	49	LME	1,993,092 USD	10/17/16	46,227
Amsterdam Index	162	Euronext	14,403,258 EUR	10/21/16	274,976
Australian 10-Year Bond	1,028	SFE	139,128,394 AUD	12/15/16	1,319,701
Australian Dollar Currency	676	CME	50,842,572 USD	12/19/16	864,668
Brent Crude	442	ICE	20,883,610 USD	10/31/16	1,300,370
CAC40 10 Euro	596	Euronext	26,244,054 EUR	10/21/16	268,712
Canadian 10 Year Bond	541	CDE	79,326,718 CAD	12/19/16	119,670
Canadian Dollar Currency	270	CME	20,546,961 USD	12/20/16	49,989
Cattle Feeder	8	CME	485,870 USD	01/26/17	(18,570)
Cocoa	297	ICE	8,547,818 USD	12/14/16	(347,648)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Copper	20	COMEX	1,046,056 USD	12/28/16	$59,194
Copper	44	LME	5,238,059 USD	11/14/16	107,941
Copper	22	LME	2,690,327 USD	10/17/16	(21,177)
Copper	44	LME	5,175,299 USD	12/19/16	178,401
Corn	301	CBOT	5,226,645 USD	03/14/17	(11,820)
Cotton No. 2	26	ICE	911,514 USD	03/09/17	(20,494)
Cotton No. 2	95	ICE	3,281,757 USD	12/07/16	(47,957)
DAX Index	84	Eurex	21,944,211 EUR	12/16/16	148,326
Euro FX	304	CME	42,746,229 USD	12/19/16	106,371
Euro Stoxx 50	368	Eurex	10,904,545 EUR	12/16/16	127,360
Euro-BTP	428	Eurex	61,517,756 EUR	12/08/16	(309,186)
Euro-Bund	1,140	Eurex	188,195,433 EUR	12/08/16	789,228
Euro-Oat	286	Eurex	45,556,016 EUR	12/08/16	267,699
FTSE 100 Index	466	ICE	31,114,650 GBP	12/16/16	1,090,450
FTSE/MIB Index	199	IDEM	16,456,623 EUR	12/16/16	(203,785)
Gasoline RBOB	149	NYMEX	8,368,514 USD	11/30/16	609,213
Gasoline RBOB	131	NYMEX	7,329,793 USD	10/31/16	720,184
Gold 100 Oz	298	COMEX	39,739,774 USD	12/28/16	(490,194)
Gold 100 Oz	18	COMEX	2,400,107 USD	02/24/17	(22,487)
H-Shares Index	50	HKFE	24,266,983 HKD	10/28/16	(34,421)
Hang Seng Index	50	HKFE	58,594,906 HKD	10/28/16	(40,277)
IBEX 35 Index	160	MEFF	13,974,556 EUR	10/21/16	51,230
Japan 10-Year Bond	47	OSE	7,131,547,686 JPY	12/13/16	280,384
Japanese Yen Currency	862	CME	105,711,937 USD	12/19/16	858,201
Lead	118	LME	5,551,867 USD	11/14/16	702,133
Lead	63	LME	2,874,843 USD	10/17/16	459,039
Lead	69	LME	3,351,550 USD	12/19/16	311,487
Long Gilt	595	ICE	77,848,621 GBP	12/28/16	(453,485)
Low Sulphur Gasoil	96	ICE	4,170,805 USD	12/12/16	132,395
MSCI Singapore Index	110	SGX	3,440,414 SGD	10/28/16	19,239
MSCI Taiwan Index	136	SGX	4,707,288 USD	10/28/16	(60,168)
Nasdaq100 E-Mini	123	CME	11,861,572 USD	12/16/16	119,243
Natural Gas	10	NYMEX	332,404 USD	02/24/17	(9,404)
Natural Gas	5	NYMEX	147,046 USD	12/28/16	16,354
Natural Gas	125	NYMEX	3,723,235 USD	07/27/17	59,265
Natural Gas	35	NYMEX	1,111,908 USD	12/27/17	45,542
Natural Gas	270	NYMEX	8,391,397 USD	03/29/17	(291,397)
Natural Gas	79	NYMEX	2,305,592 USD	10/27/16	(9,852)
New Zealand Dollar Currency	242	CME	17,558,650 USD	12/19/16	20,230
Nickel	92	LME	5,622,730 USD	12/19/16	213,014
Nickel	63	LME	3,981,825 USD	10/17/16	783
Nickel	126	LME	7,911,314 USD	11/14/16	65,998
Norwegian Krone Currency	132	CME	31,991,630 USD	12/19/16	1,018,929
NY Harbor ULSD	4	NYMEX	255,193 USD	11/30/16	4,922
NY Harbor ULSD	129	NYMEX	7,750,194 USD	10/31/16	584,316

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
OMXS30 Index	676	Nasdaq OMX	95,802,506 SEK	10/21/16	$167,867
Platinum	101	NYMEX	5,257,463 USD	01/27/17	(33,238)
Platinum	85	NYMEX	4,462,465 USD	04/26/17	(48,840)
Russell 2000 Mini	1	ICE	125,143 USD	12/16/16	(313)
S&P 500 E-Mini	270	CME	28,624,067 USD	12/16/16	541,333
S&P/TSX 60 Index	306	CDE	51,705,273 CAD	12/15/16	482,463
Silver	95	COMEX	9,358,056 USD	12/28/16	(231,406)
Silver	66	COMEX	6,373,836 USD	03/29/17	4,734
Soybean	235	CBOT	12,227,885 USD	11/14/16	(1,018,385)
Soybean Meal	257	CBOT	8,432,424 USD	12/14/16	(732,704)
Soybean Oil	99	CBOT	1,948,268 USD	01/13/17	51,730
Soybean Oil	351	CBOT	6,755,974 USD	12/14/16	286,490
SPI 200	357	SFE	47,105,614 AUD	12/15/16	943,053
Sugar 11	636	ICE	14,712,958 USD	04/28/17	1,072,053
Sugar 11	105	ICE	2,667,365 USD	02/28/17	37,435
Swiss Franc Currency	258	CME	33,162,850 USD	12/19/16	215,900
TOPIX Index	170	OSE	2,265,146,770 JPY	12/08/16	(158,244)
U.S. Treasury 10-Year Note	2,788	CBOT	364,709,496 USD	12/20/16	867,004
WTI Crude	40	NYMEX	1,929,032 USD	11/21/16	23,768
WTI Crude	40	NYMEX	1,883,634 USD	05/22/17	172,766
WTI Crude	61	NYMEX	2,720,521 USD	10/20/16	222,119
Zinc	49	LME	2,814,030 USD	12/19/16	100,552
Zinc	51	LME	2,868,600 USD	10/17/16	154,425
Zinc	57	LME	3,256,425 USD	11/14/16	128,307

					$14,442,636

Short Futures
3 Month Euribor	4	ICE	1,003,596 EUR	06/19/17	$276
3 Month Euribor	4	ICE	1,003,396 EUR	03/13/17	276
3 Month Euribor	4	LIF	1,003,196 EUR	12/19/16	220
90 Day Eurodollar	18	CME	4,447,596 USD	03/18/19	2,496
90 Day Eurodollar	24	CME	5,930,651 USD	12/17/18	2,351
90 Day Eurodollar	17	CME	4,189,883 USD	06/17/19	(6,992)
90 Day Eurodollar	5	CME	1,230,212 USD	09/14/20	(1,788)
90 Day Eurodollar	165	CME	40,882,171 USD	12/19/16	11,671
90 Day Eurodollar	161	CME	39,748,248 USD	12/18/17	(73,089)
90 Day Eurodollar	106	CME	26,190,810 USD	09/18/17	(38,890)
90 Day Eurodollar	66	CME	16,275,509 USD	03/19/18	(45,466)
90 Day Eurodollar	13	CME	3,190,892 USD	12/16/19	(15,883)
90 Day Eurodollar	15	CME	3,682,893 USD	09/16/19	(18,920)
90 Day Eurodollar	122	CME	30,197,733 USD	03/13/17	(14,041)
90 Day Eurodollar	78	CME	19,211,794 USD	06/18/18	(70,781)
90 Day Eurodollar	63	CME	15,550,105 USD	09/17/18	(18,770)
90 Day Eurodollar	12	CME	2,937,944 USD	03/16/20	(21,106)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	1	CME	246,047 USD	12/14/20	$(228)
90 Day Eurodollar	117	CME	28,880,732 USD	06/19/17	(81,156)
90 Day Eurodollar	7	CME	1,720,045 USD	06/15/20	(5,368)
Aluminum	59	LME	2,367,979 USD	12/19/16	(101,909)
Aluminum	54	LME	2,245,550 USD	11/14/16	(7,262)
Aluminum	49	LME	2,019,227 USD	10/17/16	(20,092)
AUD/USD Currency	950	CME	70,749,476 USD	12/19/16	(1,916,024)
Australian 10-Year Bond	366	SFE	49,492,178 AUD	12/15/16	(501,893)
Brent Crude	40	ICE	1,957,565 USD	04/28/17	(156,435)
Brent Crude	220	ICE	11,702,370 USD	10/31/18	(624,230)
Brent Crude	122	ICE	5,812,709 USD	11/30/16	(378,791)
British Pound Currency	1,003	CME	82,931,175 USD	12/19/16	1,456,231
Canada 10-Year Bond	2,028	CDE	296,875,801 CAD	12/19/16	(821,646)
Canadian Currency	683	CME	51,915,378 USD	12/20/16	(187,277)
CBOE Volatility Index	139	CFE	2,733,585 USD	01/18/17	162,085
CBOE Volatility Index	381	CFE	6,907,645 USD	11/16/16	449,695
Cocoa	28	ICE	794,309 USD	03/16/17	28,789
Coffee	11	ICE	644,332 USD	03/21/17	5,369
Copper	44	LME	5,133,149 USD	11/14/16	(212,851)
Copper	22	LME	2,662,286 USD	10/17/16	(6,864)
Copper	17	LME	2,034,175 USD	12/19/16	(34,300)
Corn	165	CBOT	2,797,353 USD	12/14/16	19,166
Corn	144	CBOT	2,463,086 USD	03/14/17	(31,714)
DAX Index	31	Eurex	8,024,706 EUR	12/16/16	(137,589)
Euro FX	473	CME	66,608,813 USD	12/19/16	(66,450)
Euro Stoxx 50	9,545	Eurex	283,958,941 EUR	12/16/16	(2,042,653)
Euro-BOBL	60	Eurex	7,917,531 EUR	12/08/16	(8,840)
Euro-BTP	65	Eurex	9,278,098 EUR	12/08/16	(25,558)
Euro-Bund	296	Eurex	48,771,634 EUR	12/08/16	(309,557)
Euro-Oat	153	Eurex	24,305,899 EUR	12/08/16	(216,201)
FTSE 100 Index	222	ICE	15,031,644 GBP	12/16/16	(248,869)
FTSE/JSE Top 40	579	Safex	263,606,385 ZAR	12/15/16	(168,406)
Gasoline RBOB	55	ICE	2,276,900 USD	11/10/16	(185,725)
Gasoline RBOB	29	NYMEX	1,616,024 USD	11/30/16	(131,319)
Gasoline RBOB	183	NYMEX	10,567,186 USD	02/28/17	(686,655)
Hang Seng Index	55	HKFE	64,525,143 HKD	10/28/16	53,426
Japan 10-Year Bond	75	OSE	11,368,110,901 JPY	12/13/16	(565,940)
Japanese Yen Currency	30	CME	3,690,270 USD	12/19/16	(18,668)
Lead	118	LME	5,590,128 USD	11/14/16	(663,872)
Lead	63	LME	2,888,770 USD	10/17/16	(445,111)
Lead	62	LME	3,030,874 USD	12/19/16	(260,551)
Lean Hogs	491	CME	9,537,479 USD	12/14/16	900,789
Lean Hogs	340	CME	7,311,507 USD	02/14/17	661,107
Live Cattle	229	CME	9,663,678 USD	02/28/17	448,718
Long Gilt	821	ICE	107,604,783 GBP	12/28/16	867,815

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Low Sulphur Gasoil	105	ICE	4,433,435 USD	01/12/17	$(304,690)
Low Sulphur Gasoil	165	ICE	7,257,988 USD	06/12/17	(402,137)
Mex Bolsa Index	361	MEXDER	168,165,021 MXN	12/16/16	(112,805)
Mexican Peso Currency	135	CME	3,547,850 USD	12/19/16	96,575
Nasdaq 100 E-Mini	40	CME	3,863,709 USD	12/16/16	(32,491)
Natural Gas	105	NYMEX	2,997,592 USD	04/26/17	(114,608)
Natural Gas	806	NYMEX	25,415,658 USD	11/28/16	171,738
Natural Gas	122	NYMEX	4,026,550 USD	12/28/16	39,590
Nickel	39	LME	2,406,915 USD	12/19/16	(66,933)
Nickel	63	LME	4,001,766 USD	10/17/16	19,158
Nickel	126	LME	7,611,556 USD	11/14/16	(365,756)
Nikkei 225	54	OSE	900,679,480 JPY	12/08/16	122,080
NY Harbor ULSD	19	NYMEX	1,194,964 USD	11/30/16	(40,580)
OMXS30 Index	1,140	Nasdaq OMX	159,897,580 SEK	10/21/16	(476,922)
Palladium	11	NYMEX	764,044 USD	03/29/17	(31,201)
S&P 500	21	CME	11,108,934 USD	12/15/16	(233,166)
S&P 500 E-Mini	3,659	CME	392,989,406 USD	12/16/16	(2,255,774)
S&P/TSX 60 Index	58	CDE	9,743,027 CAD	12/15/16	(135,137)
SGX Nifty 50	1,288	SGX	22,633,599 USD	10/27/16	348,623
SPI 200	33	SFE	4,444,977 AUD	12/15/16	(17,774)
Swedish Krona Currency	23	CME	5,426,902 USD	12/19/16	41,682
Swiss Franc Currency	507	CME	65,427,669 USD	12/19/16	(165,456)
Swiss Market Index	390	Eurex	31,861,571 CHF	12/16/16	219,322
TOPIX Index	332	OSE	4,436,806,162 JPY	12/08/16	438,303
U.S. Treasury 10-Year Note	365	CBOT	47,736,569 USD	12/20/16	(124,056)
U.S. Treasury 5-Year Note	17	CBOT	2,065,606 USD	12/30/16	(159)
U.S. Treasury Long Bond	34	CBOT	5,793,453 USD	12/20/16	76,141
Wheat	376	CBOT	8,254,964 USD	03/14/17	269,664
Wheat	307	CBOT	6,771,716 USD	03/14/17	140,516
Wheat	281	CBOT	6,133,605 USD	12/14/16	485,505
WTI Crude	63	NYMEX	2,899,637 USD	11/21/16	(176,023)
WTI Crude	375	NYMEX	17,210,618 USD	10/20/16	(879,382)
Zinc	24	LME	1,389,584 USD	12/19/16	(37,966)
Zinc	51	LME	2,808,268 USD	10/17/16	(214,757)
Zinc	57	LME	3,260,988 USD	11/14/16	(123,743)

					$(10,367,869)

Total Futures Contracts Outstanding					$4,074,767

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,406,000	USD	10,111,154	State Street Bank and Trust Company	12/21/16	$131,248
AUD	1,085,000	USD	830,946	JPMorgan Chase Bank, N.A.	10/31/16	(1,018)
AUD	503,157	USD	383,327	Morgan Stanley & Co. LLC	12/15/16	1,145
BRL	6,500,000	USD	1,986,188	State Street Bank and Trust Company	10/04/16	12,489
BRL	64,999,087	USD	19,319,380	State Street Bank and Trust Company	12/02/16	334,768
BRL	4,627,000	USD	1,402,546	State Street Bank and Trust Company	12/02/16	(3,454)
BRL	2,030,000	USD	610,894	State Street Bank and Trust Company	12/02/16	2,929
BRL	6,500,000	USD	1,982,251	State Street Bank and Trust Company	11/03/16	(264)
CAD	161,874	USD	123,239	Morgan Stanley & Co. LLC	12/21/16	221
CHF	6,333,250	USD	6,546,509	Morgan Stanley & Co. LLC	12/15/16	636
CHF	665,010	USD	689,148	Morgan Stanley & Co. LLC	12/15/16	(1,678)
CHF	10,000	USD	10,353	Morgan Stanley & Co. LLC	12/21/16	(10)
CNH	1,581,691	USD	235,000	State Street Bank and Trust Company	11/14/16	1,539
CNH	77,418,309	USD	11,551,523	State Street Bank and Trust Company	11/14/16	26,258
CZK	13,158,000	USD	545,749	State Street Bank and Trust Company	12/21/16	3,967
EUR	1,130,075	USD	1,266,174	Morgan Stanley & Co. LLC	12/15/16	7,475
EUR	1,150,000	USD	1,290,277	Morgan Stanley & Co. LLC	12/21/16	6,175
EUR	11,002,000	USD	12,332,978	State Street Bank and Trust Company	12/21/16	70,772
EUR	2,190,000	USD	2,464,937	JPMorgan Chase Bank, N.A.	10/31/16	(1,795)
EUR	6,400,000	USD	7,198,080	Morgan Stanley & Co. LLC	12/21/16	16,956
EUR	60,000,000	USD	67,699,500	State Street Bank and Trust Company	10/27/16	(226,556)
EUR	100,000	USD	112,685	Morgan Stanley & Co. LLC	12/21/16	50

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	255,706	USD	287,461	Morgan Stanley & Co. LLC	12/15/16	$732
GBP	192,712	USD	255,241	Morgan Stanley & Co. LLC	12/15/16	(5,100)
GBP	248,180	USD	328,563	Morgan Stanley & Co. LLC	12/15/16	(6,424)
GBP	278,000	USD	361,048	State Street Bank and Trust Company	12/21/16	(136)
GBP	915,000	USD	1,197,021	JPMorgan Chase Bank, N.A.	10/31/16	(10,441)
GBP	1,400,000	USD	1,816,472	Morgan Stanley & Co. LLC	12/21/16	942
GBP	2,800,000	USD	3,635,100	State Street Bank and Trust Company	10/28/16	(4,076)
GBP	1,650,000	USD	2,152,689	Morgan Stanley & Co. LLC	12/21/16	(10,736)
GBP	770,097	USD	999,595	Morgan Stanley & Co. LLC	12/15/16	(4)
HKD	1,000,000	USD	129,008	Morgan Stanley & Co. LLC	12/21/16	22
HKD	34,800,000	USD	4,490,612	Morgan Stanley & Co. LLC	12/21/16	(352)
HUF	6,005,665,000	USD	21,769,121	State Street Bank and Trust Company	12/21/16	145,014
IDR	26,500,000,000	USD	1,985,019	State Street Bank and Trust Company	12/19/16	23,064
ILS	8,511,000	USD	2,257,984	State Street Bank and Trust Company	12/21/16	17,703
INR	135,760,000	USD	2,000,000	State Street Bank and Trust Company	12/19/16	13,397
JPY	493,745,330	USD	4,820,931	State Street Bank and Trust Company	12/19/16	64,699
JPY	698,400,836	USD	6,845,591	State Street Bank and Trust Company	12/21/16	65,509
JPY	150,000,000	USD	1,481,496	Morgan Stanley & Co. LLC	12/21/16	2,946
JPY	100,000,000	USD	996,294	Morgan Stanley & Co. LLC	12/21/16	(6,666)
JPY	595,974,000	USD	5,922,264	JPMorgan Chase Bank, N.A.	10/31/16	(38,350)
JPY	1,560,000	USD	15,491	Morgan Stanley & Co. LLC	12/21/16	(53)
JPY	1,500,000,000	USD	14,979,777	Morgan Stanley & Co. LLC	12/21/16	(135,359)
JPY	120,000,000	USD	1,200,444	Morgan Stanley & Co. LLC	12/21/16	(12,891)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	20,000,000	USD	198,212	Morgan Stanley & Co. LLC	12/21/16	$(287)
KRW	24,402,927,000	USD	21,599,334	State Street Bank and Trust Company	12/21/16	539,828
MXN	155,857,211	USD	7,986,084	State Street Bank and Trust Company	12/21/16	(16,998)
MXN	80,367,171	USD	4,141,464	Bank of America, N.A.	12/21/16	(31,274)
MXN	1,466,090	USD	74,037	Bank of America, N.A.	12/21/16	942
MXN	118,919,770	USD	6,009,084	Morgan Stanley & Co. LLC	12/20/16	73,427
MXN	73,914,674	USD	3,700,915	Morgan Stanley & Co. LLC	12/21/16	79,276
MXN	21,423,000	USD	1,075,219	State Street Bank and Trust Company	12/21/16	20,154
MYR	8,097,000	USD	2,000,000	State Street Bank and Trust Company	10/04/16	(42,075)
MYR	8,250,000	USD	1,991,647	State Street Bank and Trust Company	10/31/16	345
NZD	753,804	USD	545,407	State Street Bank and Trust Company	12/21/16	1,828
RUB	107,000,000	USD	1,606,607	State Street Bank and Trust Company	12/19/16	66,746
RUB	510,023,096	USD	7,679,914	State Street Bank and Trust Company	12/21/16	290,892
RUB	482,102,101	USD	7,270,209	Morgan Stanley & Co. LLC	12/21/16	264,680
RUB	46,790,000	USD	708,081	State Street Bank and Trust Company	12/21/16	23,168
RUB	130,000,000	USD	2,006,637	State Street Bank and Trust Company	12/19/16	26,408
SAR	41,268,255	USD	10,946,487	Morgan Stanley & Co. LLC	01/19/17	31,449
SEK	16,250,300	EUR	1,700,000	State Street Bank and Trust Company	12/19/16	(14,647)
SGD	2,700,000	USD	1,973,035	State Street Bank and Trust Company	12/19/16	7,894
SGD	220,000	USD	162,474	JPMorgan Chase Bank, N.A.	10/31/16	(1,096)
TRY	24,854,750	USD	8,215,088	State Street Bank and Trust Company	12/21/16	(61,256)
TRY	2,988,000	USD	986,399	State Street Bank and Trust Company	12/21/16	(6,158)
ZAR	236,387,358	USD	16,183,377	State Street Bank and Trust Company	12/21/16	784,561
ZAR	6,031,000	USD	427,879	State Street Bank and Trust Company	12/21/16	5,028

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	147,303	AUD	193,163	Morgan Stanley & Co. LLC	12/15/16	$(297)
USD	294,543	AUD	391,986	Morgan Stanley & Co. LLC	12/15/16	(4,981)
USD	12,416	AUD	16,591	Morgan Stanley & Co. LLC	12/15/16	(262)
USD	39,178,190	AUD	52,578,999	State Street Bank and Trust Company	12/21/16	(993,018)
USD	1,998,770	BRL	6,500,000	State Street Bank and Trust Company	10/04/16	92
USD	1,309,153	CAD	1,700,000	State Street Bank and Trust Company	12/12/16	12,719
USD	8,715,120	CAD	11,507,000	State Street Bank and Trust Company	12/21/16	(60,810)
USD	2,482,024	CHF	2,403,269	State Street Bank and Trust Company	12/19/16	(3,405)
USD	10,028,309	CHF	9,689,854	Morgan Stanley & Co. LLC	12/21/16	5,670
USD	128,038	CHF	123,970	Morgan Stanley & Co. LLC	12/15/16	(119)
USD	46,700,045	CHF	45,356,018	State Street Bank and Trust Company	12/21/16	(209,039)
USD	11,917,333	CHF	11,613,000	State Street Bank and Trust Company	12/21/16	(93,316)
USD	990,677	CHF	956,080	Morgan Stanley & Co. LLC	12/15/16	2,307
USD	971,496	CHF	940,000	Morgan Stanley & Co. LLC	12/21/16	(787)
USD	295,229	CHF	284,580	Morgan Stanley & Co. LLC	12/15/16	1,038
USD	1,501,276	CNH	10,000,000	State Street Bank and Trust Company	11/14/16	5,792
USD	14,615,891	CNH	98,438,026	Morgan Stanley & Co. LLC	12/21/16	(73,395)
USD	11,778,952	CNH	80,250,000	State Street Bank and Trust Company	09/29/17	(18,792)
USD	10,476,133	CNY	69,000,000	State Street Bank and Trust Company	11/14/16	146,961
USD	26,361,549	CZK	631,841,525	State Street Bank and Trust Company	12/21/16	(35,573)
USD	1,331,238	EUR	1,178,306	Morgan Stanley & Co. LLC	12/15/16	3,230
USD	11,897,998	EUR	10,557,886	State Street Bank and Trust Company	12/19/16	(3,146)
USD	52,565,522	EUR	46,587,011	Morgan Stanley & Co. LLC	12/21/16	45,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,268,248	EUR	25,965,444	State Street Bank and Trust Company	12/21/16	$(5,418)
USD	1,540,404	EUR	1,373,296	Morgan Stanley & Co. LLC	12/21/16	(7,779)
USD	11,683,530	EUR	10,415,511	Morgan Stanley & Co. LLC	12/21/16	(58,389)
USD	30,272,291	EUR	26,972,028	Morgan Stanley & Co. LLC	12/21/16	(134,607)
USD	4,232,876	EUR	3,773,510	Morgan Stanley & Co. LLC	12/21/16	(21,188)
USD	66,998,460	EUR	60,000,000	State Street Bank and Trust Company	10/27/16	(474,484)
USD	6,629,442	EUR	5,890,000	JPMorgan Chase Bank, N.A.	10/31/16	4,827
USD	1,466,816	EUR	1,300,000	Morgan Stanley & Co. LLC	12/21/16	1,262
USD	1,240,030	EUR	1,100,000	State Street Bank and Trust Company	12/27/16	(516)
USD	454,916	EUR	403,832	Morgan Stanley & Co. LLC	12/15/16	(223)
USD	6,698,677	EUR	5,950,671	Morgan Stanley & Co. LLC	12/21/16	(9,809)
USD	67,699,500	EUR	60,000,000	State Street Bank and Trust Company	10/27/16	228,556
USD	2,406,575	EUR	2,138,892	Morgan Stanley & Co. LLC	12/21/16	(4,703)
USD	442,097	GBP	331,884	Morgan Stanley & Co. LLC	12/15/16	11,310
USD	13,365,972	GBP	10,126,120	State Street Bank and Trust Company	12/19/16	221,508
USD	1,182,667	GBP	892,936	Morgan Stanley & Co. LLC	12/15/16	23,631
USD	33,716,358	GBP	25,470,144	Morgan Stanley & Co. LLC	12/21/16	652,211
USD	679,303	GBP	513,111	Morgan Stanley & Co. LLC	12/15/16	13,282
USD	331,298	GBP	250,000	State Street Bank and Trust Company	12/21/16	6,737
USD	3,656,048	GBP	2,800,000	State Street Bank and Trust Company	10/28/16	25,024
USD	65,028	GBP	50,000	Morgan Stanley & Co. LLC	12/21/16	120
USD	1,275,515	GBP	975,000	JPMorgan Chase Bank, N.A.	10/31/16	11,125
USD	988,774	GBP	762,092	Morgan Stanley & Co. LLC	12/15/16	(426)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,635,100	GBP	2,800,000	State Street Bank and Trust Company	10/28/16	$4,244
USD	1,148,076	HKD	8,900,000	State Street Bank and Trust Company	12/19/16	(272)
USD	14,749,449	HKD	114,351,000	Morgan Stanley & Co. LLC	12/21/16	(5,315)
USD	70,972	HKD	550,000	Morgan Stanley & Co. LLC	12/21/16	5
USD	345,280	HUF	95,464,000	State Street Bank and Trust Company	12/21/16	(3,060)
USD	38,379,674	ILS	144,952,353	State Street Bank and Trust Company	12/21/16	(377,957)
USD	61,888,423	JPY	6,290,896,311	Morgan Stanley & Co. LLC	12/21/16	(368,043)
USD	29,403,117	JPY	3,000,000,000	State Street Bank and Trust Company	12/19/16	(282,007)
USD	5,909,088	JPY	598,319,060	Morgan Stanley & Co. LLC	12/21/16	(12,045)
USD	1,143,523	JPY	115,927,000	State Street Bank and Trust Company	12/21/16	(3,645)
USD	979,339	KRW	1,095,636,000	State Street Bank and Trust Company	12/21/16	(14,659)
USD	1,000,000	KRW	1,119,500,000	State Street Bank and Trust Company	12/19/16	(16,228)
USD	14,759,967	MXN	285,583,223	State Street Bank and Trust Company	12/19/16	151,415
USD	3,709,376	MXN	74,104,059	Morgan Stanley & Co. LLC	12/21/16	(80,501)
USD	1,956,506	MYR	8,097,000	State Street Bank and Trust Company	10/04/16	(1,419)
USD	616,326	NZD	845,000	State Street Bank and Trust Company	12/21/16	2,886
USD	9,572,362	PLN	36,990,000	State Street Bank and Trust Company	12/21/16	(86,696)
USD	7,336,257	RUB	482,102,101	Morgan Stanley & Co. LLC	12/21/16	(198,633)
USD	10,746,941	SAR	41,268,255	Morgan Stanley & Co. LLC	01/19/17	(230,994)
USD	19,936,139	SEK	168,815,237	State Street Bank and Trust Company	12/19/16	181,060
USD	22,521,858	SEK	190,980,398	State Street Bank and Trust Company	12/21/16	171,534
USD	10,235,363	SEK	87,476,000	State Street Bank and Trust Company	12/21/16	(1,901)
USD	2,576,807	SGD	3,500,000	State Street Bank and Trust Company	12/19/16	8,936

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,977,327	TRY	6,000,000	State Street Bank and Trust Company	12/19/16	$7,914
USD	7,260,556	TRY	22,010,449	Bank of America, N.A.	12/21/16	38,661
USD	1,000,000	TWD	31,140,000	State Street Bank and Trust Company	12/19/16	4,411
USD	1,949,971	ZAR	28,500,000	State Street Bank and Trust Company	12/19/16	(96,775)

Total Forward Foreign Currency Exchange Contracts Outstanding						$527,651

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	$170,542	$333,473	$(162,931)
Republic of Turkey	(1.00)%	12/20/20	Credit Suisse Securities (USA) LLC	9,719,000 USD	457,434	660,064	(202,630)
Republic of Turkey	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	12,964,000 USD	790,026	939,685	(149,659)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,418,002	$1,933,222	$(515,220)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	2.45%	18,498,000 USD	$(1,159,103)	$(1,745,657)	$586,554
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	1.71%	6,551,141 USD	(170,323)	(750,762)	580,439
Russian Federation	1.00%	06/20/21	Credit Suisse Securities (USA) LLC	2.00%	6,915,000 USD	(300,277)	(506,582)	206,305

Total Centrally Cleared Credit Default Swap on Single-Name Issues (Sell Protection)						$(1,629,703)	$(3,003,001)	$1,373,298

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	06/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	83,000,000 USD	$(5,130,217)	$(5,203,230)	$73,013
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.49%	28,462,500 USD	1,650,199	266,173	1,384,026
CDX.NA.HY.26	5.00%	06/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.77%	48,000,000 USD	2,463,744	1,305,400	1,158,344
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.69%	62,250,000 USD	795,119	273,200	521,919
CDX.NA.IG.26	1.00%	06/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.69%	19,925,000 USD	282,397	231,695	50,702
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.86%	24,455,000 EUR	2,288,871	1,751,935	536,936
iTraxx Europe Crossover Series 25 Version 1	5.00%	06/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.15%	24,200,000 EUR	2,139,926	1,805,086	334,840
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.63%	21,250,000 EUR	374,563	147,212	227,351
iTraxx Europe Series 25 Version 1	1.00%	06/21/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.66%	6,825,000 EUR	121,359	110,578	10,781

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)						$4,985,961	$688,049	$4,297,912

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/11/63	JPMorgan Chase Bank, N.A.	139,210,596 USD	$1,101,021	$2,688,723	$(1,587,702)
CMBX.NA.AAA.8	(0.50)%	10/17/57	JPMorgan Chase Bank, N.A.	59,801,014 USD	1,454,847	2,371,495	(916,648)
CMBX.NA.AAA.8	(0.50)%	10/17/57	Deutsche Bank AG	4,635,362 USD	112,770	238,899	(126,129)

Total OTC Credit Default Swaps on Index (Buy Protection)					$2,668,638	$5,299,117	$(2,630,479)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley Capital Services LLC	3.12%	2,800,000 USD	$(217,007)	$(188,750)	$(28,257)
CMBX.NA.A.8	2.00%	10/17/57	Credit Suisse International	3.12%	6,248,000 USD	(484,237)	(844,810)	360,573
CMBX.NA.A.9	2.00%	09/17/58	Morgan Stanley Capital Services LLC	3.10%	5,000,000 USD	(419,482)	(417,706)	(1,776)
CMBX.NA.AA.7	1.50%	01/17/47	Morgan Stanley Capital Services LLC	1.93%	13,000,000 USD	(362,934)	(344,782)	(18,152)
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	0.82%	13,700,000 USD	(333,295)	(738,194)	404,899
CMBX.NA.AAA.9	0.50%	09/17/58	Morgan Stanley Capital Services LLC	0.94%	10,500,000 USD	(385,804)	(699,173)	313,369
CMBX.NA.AJ.4	0.96%	02/17/51	Morgan Stanley Capital Services LLC	34.09%	15,953,896 USD	(3,853,032)	(4,168,553)	315,521
CMBX.NA.AJ.4	0.96%	02/17/51	JPMorgan Chase Bank, N.A.	34.09%	2,859,446 USD	(690,586)	(706,896)	16,310
CMBX.NA.AJ.4	0.96%	02/17/51	Goldman Sachs International	34.09%	7,022,635 USD	(1,696,039)	(1,741,198)	45,159
CMBX.NA.AJ.4	0.96%	02/17/51	Merrill Lynch Capital Services, Inc.	34.09%	7,846,173 USD	(1,894,932)	(1,942,183)	47,251
CMBX.NA.BBB-.8	3.00%	10/17/57	Credit Suisse International	5.72%	8,455,000 USD	(1,444,333)	(951,015)	(493,318)
CMBX.NA.BBB.7	3.00%	01/17/47	Credit Suisse International	4.40%	7,500,000 USD	(626,016)	(798,729)	172,713

Total OTC Credit Default Swaps on Index (Sell Protection)						$(12,407,697)	$(13,541,989)	$1,134,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	(5.00)%	06/20/17	Morgan Stanley Capital Services LLC	8,198,000 USD	$(246,306)	$(251,845)	$5,539

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$(246,306)	$(251,845)	$5,539

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on centrally cleared single-name issues, centrally cleared indices and OTC indices serves as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at September 30, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
3I Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	103,796 GBP	$1,169
Abcam PLC	12/19/16	Credit Suisse Securities (Europe) Limited	154,070 GBP	(149)
Acacia Mining PLC	12/19/16	Credit Suisse Securities (Europe) Limited	217,218 GBP	(4,551)
Actelion Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	80,447 CHF	(49)
Adecco SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	5,343,932 CHF	(10,038)
Adidas AG	12/19/16	Credit Suisse Securities (Europe) Limited	442,307 EUR	(2,053)
Admiral Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	142,855 GBP	(3,371)
Advance Auto Parts, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,112,017 USD	9,804
Aena SA	12/28/16	Credit Suisse Securities (Europe) Limited	134,449 EUR	150
AerCap Holdings NV	05/15/17	Morgan Stanley Capital Services LLC	140,171 USD	(246,701)
AIA Group Ltd.	05/05/17	JPMorgan Chase Bank, N.A.	36,800 HKD	(1,893)
Airbus Group SE	12/20/17	Credit Suisse Securities (Europe) Limited	1,403,453 EUR	(14,219)
Aker BP ASA	11/13/17	Credit Suisse Securities (Europe) Limited	3,474,392 NOK	26,568
Alten SA	12/19/16	Credit Suisse Securities (Europe) Limited	134,905 EUR	(175)
Amadeus IT	12/28/16	Credit Suisse Securities (Europe) Limited	8,586,837 EUR	(4,336)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	15,367,631 USD	$1,350,101
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	15,745,548 USD	1,383,302
American International Group	05/15/17	Morgan Stanley Capital Services LLC	100,688 USD	75,516
American Tower Corp.	05/15/17	Morgan Stanley Capital Services LLC	11,727 USD	49,840
Arcam AB	12/19/16	Credit Suisse Securities (Europe) Limited	28,416,378 SEK	(19,817)
Ashmore Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	68,339 GBP	2,222
Ashtead Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	57,780 GBP	2,438
Asos PLC	12/19/16	Credit Suisse Securities (Europe) Limited	82,849 GBP	1,912
Assured Guaranty Ltd.	05/15/17	Morgan Stanley Capital Services LLC	176,704 USD	33,574
Astazenica PLC	12/19/16	Credit Suisse Securities (Europe) Limited	67,297 GBP	(2,715)
Atlantia SPA	04/04/18	Credit Suisse Securities (Europe) Limited	8,272,496 EUR	20,614
Atos SE	12/19/16	Credit Suisse Securities (Europe) Limited	19,694,985 EUR	209,555
Aurelius Equity Opportunities	12/19/16	Credit Suisse Securities (Europe) Limited	70,420 EUR	9,247
Autoneum Holdings AG	12/27/16	Credit Suisse Securities (Europe) Limited	105,330 CHF	(232)
AXA SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,277,008 EUR	(248,871)
Bakkafrost	11/13/17	Credit Suisse Securities (Europe) Limited	1,418,099 NOK	11,369
Bank of America Corp.	05/15/17	Morgan Stanley Capital Services LLC	158,374 USD	(3,167)
Bank of the Ozarks	05/15/17	Morgan Stanley Capital Services LLC	163,980 USD	(50,834)
Banque Cantonale Vaudois REG	12/27/16	Credit Suisse Securities (Europe) Limited	65,663 CHF	(53)
Bayer AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	6,803,551 EUR	(171,269)
Beachtle AG	12/19/16	Credit Suisse Securities (Europe) Limited	173,077 EUR	1,810
Beazley PLC	12/19/16	Credit Suisse Securities (Europe) Limited	172,816 GBP	(2,659)
Bekaert NV	12/20/16	Credit Suisse Securities (Europe) Limited	199,851 EUR	7,323
Berendsen PLC	12/19/16	Credit Suisse Securities (Europe) Limited	105,697 GBP	(3,121)
Biomerieux	12/19/16	Credit Suisse Securities (Europe) Limited	155,773 EUR	(4,602)
BNP Parbias SA	12/19/16	Credit Suisse Securities (Europe) Limited	13,057,378 EUR	(281,609)
Boohoo.com PLC	12/19/16	Credit Suisse Securities (Europe) Limited	326,322 GBP	22,992
BP PLC	12/19/16	Credit Suisse Securities (Europe) Limited	65,461 GBP	2,352
Braas Monier	12/19/16	Credit Suisse Securities (Europe) Limited	165,990 EUR	575
Brembo SPA	04/04/18	Credit Suisse Securities (Europe) Limited	81,625 EUR	347
British American Tobacco PLC	12/19/16	Credit Suisse Securities (Europe) Limited	224,506 GBP	(567)
Bunzl PLC	12/19/16	Credit Suisse Securities (Europe) Limited	169,590 GBP	(3,462)
Buwog AG	12/27/17	Credit Suisse Securities (Europe) Limited	159,184 EUR	274
Buzzi UnicemSPA	04/04/18	Credit Suisse Securities (Europe) Limited	71,132 EUR	1,155

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	05/15/17	Morgan Stanley Capital Services LLC	22,800 CAD	$1,564
Capital One Financial Corp.	05/15/17	Morgan Stanley Capital Services LLC	49,392 USD	41,489
Cargotec	10/17/16	Credit Suisse Securities (Europe) Limited	54,430 EUR	256
Carl Zeiss Meditec AG	12/19/16	Credit Suisse Securities (Europe) Limited	75,158 EUR	(99)
Castellum AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,215,527 SEK	(1,099)
Cembra Money Bank AG	12/27/16	Credit Suisse Securities (Europe) Limited	251,408 CHF	6,721
Centamin PLC	12/19/16	Credit Suisse Securities (Europe) Limited	356,818 GBP	193
Citigroup, Inc.	05/15/17	Morgan Stanley Capital Services LLC	78,136 USD	11,720
Coca-Cola HBC	12/19/16	Credit Suisse Securities (Europe) Limited	63,375 GBP	2,658
Cofinimmo	12/20/16	Credit Suisse Securities (Europe) Limited	62,606 EUR	(316)
Colruyt SA	12/20/16	Credit Suisse Securities (Europe) Limited	65,843 EUR	(3,046)
Compagnie de Saint Gobain	12/19/16	Credit Suisse Securities (Europe) Limited	6,532,621 EUR	(112,696)
Compass Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	211,013 GBP	(11)
CRH PLC	12/19/16	Credit Suisse Securities (Europe) Limited	180,951 GBP	(3,981)
Criteo ADR	09/25/17	Credit Suisse Securities (Europe) Limited	5,550,566 USD	(475,556)
Croda International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	4,889,240 GBP	101,646
Dassault Aviation SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,443,655 EUR	(256,577)
Davide Campari Milano SPA	04/04/18	Credit Suisse Securities (Europe) Limited	80,670 EUR	836
DCC PLC	12/19/16	Credit Suisse Securities (Europe) Limited	148,534 GBP	1,241
Dechra Pharamaceuticals PLC	12/19/16	Credit Suisse Securities (Europe) Limited	145,234 GBP	8,395
Deutsche Wohnen AG	12/19/16	Credit Suisse Securities (Europe) Limited	275,013 EUR	(4,247)
DFDS A/S	12/08/17	Credit Suisse Securities (Europe) Limited	2,162,727 DKK	(7,880)
Diageo PLC	12/19/16	Credit Suisse Securities (Europe) Limited	77,341 GBP	(653)
Diasorin SPA	04/04/18	Credit Suisse Securities (Europe) Limited	169,035 EUR	(5,793)
DMG Mori AG	12/19/16	Credit Suisse Securities (Europe) Limited	79,481 EUR	979
Domino’s Pizza Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	54,397 GBP	2,991
Dorma Kaba Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	146,124 CHF	(3,872)
Ebro Foods SA	12/28/16	Credit Suisse Securities (Europe) Limited	73,395 EUR	(574)
Elekta AB	12/19/16	Credit Suisse Securities (Europe) Limited	742,043 SEK	630
Elisa Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	65,802 EUR	135
Enel SPA SPA	04/04/18	Credit Suisse Securities (Europe) Limited	3,348,551 EUR	(3,788)
Eni SPA	04/04/18	Credit Suisse Securities (Europe) Limited	3,032,618 EUR	59,482
Envestment, Inc.	05/15/17	Morgan Stanley Capital Services LLC	50,829 USD	(35,580)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Erste Group Bank AG	12/27/17	Credit Suisse Securities (Europe) Limited	6,756,601 EUR	$(20,098)
Evercore Partners, Inc.	05/15/17	Morgan Stanley Capital Services LLC	31,884 USD	(9,884)
Experian PLC	12/19/16	Credit Suisse Securities (Europe) Limited	143,039 GBP	(2,846)
Fabege AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,047,481 SEK	(735)
Fairfax India Holdings Corp.	05/10/17	Deutsche Bank AG	29,100 USD	1,455
Fairfax India Holdings Corp.	05/15/17	Morgan Stanley Capital Services LLC	90,000 USD	4,500
Fastighets AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,350,925 SEK	(6,380)
FCB Financial Holdings	05/15/17	Morgan Stanley Capital Services LLC	47,057 USD	(13,647)
Ferrovial SA	09/25/17	Credit Suisse Securities (Europe) Limited	7,382,499 EUR	600,183
Fevertree Drinks PLC	12/19/16	Credit Suisse Securities (Europe) Limited	329,189 GBP	(12,359)
Fielmann AG	12/19/16	Credit Suisse Securities (Europe) Limited	67,592 EUR	273
Fingerprint Cards AB	12/19/16	Credit Suisse Securities (Europe) Limited	725,131 SEK	(1,666)
First Republic Bank	05/15/17	Morgan Stanley Capital Services LLC	23,391 USD	20,116
Fresenius SE & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	12,170,257 EUR	(470,259)
Fresenius SE & Co. KgaA	07/06/18	Morgan Stanley Capital Services LLC	9,072,789 EUR	591,267
Fresnillo PLC	12/19/16	Credit Suisse Securities (Europe) Limited	380,789 GBP	7,508
Galp Energia SA	02/19/18	Credit Suisse Securities (Europe) Limited	46,697 EUR	1,440
Gamesa Corp.	12/28/16	Credit Suisse Securities (Europe) Limited	95,576 EUR	(1,389)
GEA Group AG	12/19/16	Credit Suisse Securities (Europe) Limited	81,245 EUR	(683)
Geberit AG	12/27/16	Credit Suisse Securities (Europe) Limited	165,245 CHF	(633)
Genmab A/S	12/08/17	Credit Suisse Securities (Europe) Limited	1,591,056 DKK	(2,730)
Gerresheimer AG	12/19/16	Credit Suisse Securities (Europe) Limited	54,645 EUR	(555)
Gjensidige Forsikring ASA	11/13/17	Credit Suisse Securities (Europe) Limited	562,499 NOK	(282)
Glaxosmithkline PLC	12/19/16	Credit Suisse Securities (Europe) Limited	131,703 GBP	(1,064)
Grammer AG	12/19/16	Credit Suisse Securities (Europe) Limited	115,634 EUR	1,505
Granges AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,679,801 SEK	(966)
GVC Holding	12/19/16	Credit Suisse Securities (Europe) Limited	268,292 GBP	(2,250)
Halma PLC	12/19/16	Credit Suisse Securities (Europe) Limited	210,592 GBP	2,563
Hartford Financial Services Group	05/15/17	Morgan Stanley Capital Services LLC	49,343 USD	33,060
Hexagon AB	12/19/16	Credit Suisse Securities (Europe) Limited	615,099 SEK	523
Hibernia REIT PLC	05/15/17	Morgan Stanley Capital Services LLC	1,032,364 EUR	(17,396)
Hikma Pharmaceuticals PLC	12/19/16	Credit Suisse Securities (Europe) Limited	39,342 GBP	(1,898)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hilltop Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	58,682 USD	$14,084
Hiscox Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	101,325 GBP	(4,972)
Hochschild Mining PLC	12/19/16	Credit Suisse Securities (Europe) Limited	247,457 GBP	2,877
Hochtief AG	12/19/16	Credit Suisse Securities (Europe) Limited	245,784 EUR	330
Holmen AB	12/19/16	Credit Suisse Securities (Europe) Limited	619,625 SEK	(1,730)
Home Depot, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	11,344,765 USD	153,694
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	12,647,374 USD	171,341
HSBC Infrastructure	12/19/16	Credit Suisse Securities (Europe) Limited	194,392 GBP	(3,160)
Hufvudstaden AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,194,709 SEK	(4,820)
Huhtamaki Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	156,534 EUR	(1,888)
ICICI Bank Ltd. ADR	05/15/17	Morgan Stanley Capital Services LLC	392,044 USD	(215,624)
IG Group Holdings PLC	12/19/16	Credit Suisse Securities (Europe) Limited	75,655 GBP	(1,897)
IHS Markit Ltd.	05/10/17	Deutsche Bank AG	51,955 USD	—
IHS Markit Ltd.	05/05/17	JPMorgan Chase Bank, N.A.	12,261 USD	13,000
Imperial Brands PLC	12/19/16	Credit Suisse Securities (Europe) Limited	7,735,902 GBP	(40,190)
Indivior PLC	12/19/16	Credit Suisse Securities (Europe) Limited	60,180 GBP	(1,687)
Indutrade AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,456,046 SEK	(5,218)
Infineon Technologies AB	12/19/16	Credit Suisse Securities (Europe) Limited	58,717 EUR	1,595
Informa PLC	12/19/16	Credit Suisse Securities (Europe) Limited	64,665 GBP	118
ING Groep NV	12/19/16	Credit Suisse Securities (Europe) Limited	5,675,896 EUR	(19,766)
Intercontinental Exchange, Inc.	05/15/17	Morgan Stanley Capital Services LLC	15,839 USD	(195,770)
Intercontinental Hotels Group	12/19/16	Credit Suisse Securities (Europe) Limited	6,733,668 GBP	(278,695)
International Public Partner	12/19/16	Credit Suisse Securities (Europe) Limited	180,421 GBP	788
Intertek Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	197,054 GBP	(3,884)
Intesa Sanpaolo	04/04/18	Credit Suisse Securities (Europe) Limited	5,396,723 EUR	(66,820)
Invesco PLC	05/15/17	Morgan Stanley Capital Services LLC	60,758 USD	34,632
Ipsen	12/19/16	Credit Suisse Securities (Europe) Limited	62,097 EUR	1,915
Ipsos	12/19/16	Credit Suisse Securities (Europe) Limited	119,084 EUR	508
JD Sports Fashion PLC	12/19/16	Credit Suisse Securities (Europe) Limited	101,744 GBP	3,014
Jungheinrich	12/19/16	Credit Suisse Securities (Europe) Limited	93,936 EUR	193
Just Eat PLC	12/19/16	Credit Suisse Securities (Europe) Limited	56,929 GBP	(119)
KBC Groep NV	12/20/16	Credit Suisse Securities (Europe) Limited	3,548,911 EUR	(117,958)
Kennedy Wilson Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	211,653 USD	156,623
Kloeckner & Co.	12/19/16	Credit Suisse Securities (Europe) Limited	158,316 EUR	(5,020)
Kone Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	68,077 EUR	(2,137)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Koninklijke KPN NV	12/19/16	Credit Suisse Securities (Europe) Limited	17,499,373 EUR	$(600,610)
Koninklijke KPN NV	12/19/16	Credit Suisse Securities (Europe) Limited	7,411,817 EUR	(54,994)
Koninklijke Philips NV	12/19/16	Credit Suisse Securities (Europe) Limited	6,027,043 EUR	(57,258)
Kospi 200 Index	12/08/16	Morgan Stanley Capital Services LLC	25,061,628,450 KRW	(131,955)
Kuka AG	12/19/16	Credit Suisse Securities (Europe) Limited	66,919 EUR	527
Ladbrokes PLC	12/19/16	Credit Suisse Securities (Europe) Limited	57,694 GBP	(18)
Leg Immobilien AG	12/19/16	Credit Suisse Securities (Europe) Limited	135,012 EUR	(1,516)
Legg Mason, Inc.	05/15/17	Morgan Stanley Capital Services LLC	95,948 USD	(64,285)
Lenzing AG	12/27/17	Credit Suisse Securities (Europe) Limited	95,107 EUR	4,616
Lereoy Seafood Group	11/13/17	Credit Suisse Securities (Europe) Limited	1,757,543 NOK	4,273
Linde AG	12/19/16	Credit Suisse Securities (Europe) Limited	7,092,633 EUR	340,445
Lloyds Banking Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	4,923,427 GBP	(151,457)
Logitech International REG	12/27/16	Credit Suisse Securities (Europe) Limited	198,761 CHF	7,888
Lonza Group AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	218,045 CHF	1,183
Lundbeck A/S	12/08/17	Credit Suisse Securities (Europe) Limited	1,104,480 DKK	(9,415)
Lundbergs AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,463,828 SEK	(574)
Marine Harvest	11/13/17	Credit Suisse Securities (Europe) Limited	1,638,732 NOK	6,808
Marsh & Mclennan	05/15/17	Morgan Stanley Capital Services LLC	19,107 USD	16,241
Mead Johnson Nutrition Co.	09/25/17	Credit Suisse Securities (Europe) Limited	7,779,607 USD	65,533
Mediclinic International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	181,958 GBP	(5,347)
Melrose Industries PLC	12/19/16	Credit Suisse Securities (Europe) Limited	581,352 GBP	12,081
Metro Bank PLC	05/15/17	Morgan Stanley Capital Services LLC	188,650 GBP	26,897
MGIC Investment Corp.	05/15/17	Morgan Stanley Capital Services LLC	278,838 USD	(2,788)
Mirco Focus International	12/19/16	Credit Suisse Securities (Europe) Limited	167,615 GBP	7,470
Mycronic AB	12/19/16	Credit Suisse Securities (Europe) Limited	1,971,703 SEK	3,753
National Grid PLC	12/19/16	Credit Suisse Securities (Europe) Limited	182,603 GBP	3,668
Natural Gas	12/28/16	Credit Suisse Securities (Europe) Limited	7,600,784 EUR	164,107
Nemetschek	12/19/16	Credit Suisse Securities (Europe) Limited	220,817 EUR	2,759
Neste Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	253,414 EUR	4,077
Netent AB	12/19/16	Credit Suisse Securities (Europe) Limited	724,319 SEK	—
Nexity	12/19/16	Credit Suisse Securities (Europe) Limited	130,646 EUR	(808)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nibe Industrier AB	12/19/16	Credit Suisse Securities (Europe) Limited	629,278 SEK	$(855)
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	13,079,651 EUR	364,772
Nokian Renkaat Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	55,763 EUR	604
OneMain Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	125,340 USD	11,281
Orange	12/19/16	Credit Suisse Securities (Europe) Limited	13,095,539 EUR	203,425
Oriflame Holdings AG	12/19/16	Credit Suisse Securities (Europe) Limited	1,240,527 SEK	4,174
Orion Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	55,769 EUR	(249)
Outokumpu Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	74,918 EUR	5,409
Pandora A/S	12/08/17	Credit Suisse Securities (Europe) Limited	533,600 DKK	101
Partners Holdings Group AG	12/27/16	Credit Suisse Securities (Europe) Limited	316,869 CHF	165
Pennon Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	45,847 GBP	(67)
PICC Property & Casualty	05/15/17	Morgan Stanley Capital Services LLC	244,000 HKD	(13,841)
Plus 500 Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	162,942 GBP	(23,528)
PNC Financial Services Group	05/15/17	Morgan Stanley Capital Services LLC	42,084 USD	(9,679)
Polymetal International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	282,173 GBP	(4,607)
Principal Financial Group	05/15/17	Morgan Stanley Capital Services LLC	28,502 USD	72,680
Prosegur	12/28/16	Credit Suisse Securities (Europe) Limited	50,558 EUR	3,386
Prudential Financial, Inc.	05/15/17	Morgan Stanley Capital Services LLC	18,845 USD	22,614
Prudential PLC	12/19/16	Credit Suisse Securities (Europe) Limited	7,315,377 GBP	(279,471)
PSP Swiss Property AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	71,470 CHF	320
Publicis Groupe	12/19/16	Credit Suisse Securities (Europe) Limited	16,571,264 EUR	(199,694)
Pultegroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	13,050,012 USD	32,641
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,070,363 USD	20,186
Puma SE	12/19/16	Credit Suisse Securities (Europe) Limited	635,040 EUR	(20,091)
Randgold Resources Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	221,826 GBP	(4,177)
Reckitt Benckiser Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	100,066 GBP	1,189
Recordati SPA	04/04/18	Credit Suisse Securities (Europe) Limited	178,887 EUR	8,111
RELX PLC	12/19/16	Credit Suisse Securities (Europe) Limited	198,084 GBP	(182)
Remy Cointreau	12/19/16	Credit Suisse Securities (Europe) Limited	57,713 EUR	(314)
Renault SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,741,761 EUR	67,726
Renishaw PLC	12/19/16	Credit Suisse Securities (Europe) Limited	66,537 GBP	(1,922)
Rentokil Initial PLC	12/19/16	Credit Suisse Securities (Europe) Limited	295,915 GBP	(366)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Roche Holdings AG	12/27/16	Credit Suisse Securities (Europe) Limited	8,514,922 CHF	$(160,657)
Rockwool International	12/08/17	Credit Suisse Securities (Europe) Limited	1,023,753 DKK	(1,412)
RPC Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	148,054 GBP	3,667
RSA Insurance Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	7,348,472 GBP	—
S&P Global, Inc.	05/15/17	Morgan Stanley Capital Services LLC	16,093 USD	39,428
SAAB AB	12/19/16	Credit Suisse Securities (Europe) Limited	531,867 SEK	906
SABMiller PLC	12/19/16	Credit Suisse Securities (Europe) Limited	12,381,200 GBP	153,180
Sage Groupl PLC/The	12/19/16	Credit Suisse Securities (Europe) Limited	143,269 GBP	(212)
Salmar ASA	11/13/17	Credit Suisse Securities (Europe) Limited	2,730,595 NOK	(3,875)
Sanofi	12/19/16	Credit Suisse Securities (Europe) Limited	8,454,465 EUR	(112,386)
Sanofi Aventis	07/06/18	Morgan Stanley Capital Services LLC	8,542,981 EUR	(311,587)
Santander Consumer USA Holding	05/15/17	Morgan Stanley Capital Services LLC	187,778 USD	155,855
SAP SE	12/19/16	Credit Suisse Securities (Europe) Limited	5,111,183 EUR	(49,942)
Sartorius AG	12/19/16	Credit Suisse Securities (Europe) Limited	288,291 EUR	(4,961)
Sartorius Stedim Biotech	12/19/16	Credit Suisse Securities (Europe) Limited	68,102 EUR	974
SEB SA	12/19/16	Credit Suisse Securities (Europe) Limited	198,211 EUR	266
Securitas AB	12/19/16	Credit Suisse Securities (Europe) Limited	776,436 SEK	(1,801)
Severn Trent PLC	12/19/16	Credit Suisse Securities (Europe) Limited	98,880 GBP	1,711
SGS SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	82,460 CHF	196
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	2,337,257 GBP	600,406
Shire PLC	06/25/18	Morgan Stanley Capital Services LLC	18,940,695 GBP	1,323,131
Sika AG	12/27/16	Credit Suisse Securities (Europe) Limited	258,149 CHF	(3,142)
Simcorp A/S	12/08/17	Credit Suisse Securities (Europe) Limited	967,400 DKK	14,596
Sirius Minerals PLC	12/19/16	Credit Suisse Securities (Europe) Limited	152,012 GBP	(9,030)
SMA Solar Technology	12/19/16	Credit Suisse Securities (Europe) Limited	62,384 EUR	976
Smith & Nephew PLC	06/25/18	Morgan Stanley Capital Services LLC	9,478,091	198,255
Smith & Nephew PLC	12/19/16	Credit Suisse Securities (Europe) Limited	13,774,013 GBP	(324,091)
Smiths Groupl PLC	12/19/16	Credit Suisse Securities (Europe) Limited	59,369 GBP	2,216
Societe Generale SA	12/19/16	Credit Suisse Securities (Europe) Limited	11,864,427 EUR	(440,610)
Sodexo	12/19/16	Credit Suisse Securities (Europe) Limited	70,840 EUR	440
Sound Energy PLC	12/19/16	Credit Suisse Securities (Europe) Limited	109,316 GBP	(1,405)
South32 Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	76,145 GBP	4,060
Spirax Sarco Engineering PLC	12/19/16	Credit Suisse Securities (Europe) Limited	85,528 GBP	539

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SS&C Technologies Holdings	05/15/17	Morgan Stanley Capital Services LLC	106,779 USD	$19,220
STADA Arzneimittel AG	12/19/16	Credit Suisse Securities (Europe) Limited	191,683 EUR	(2,751)
STM IM	04/04/18	Credit Suisse Securities (Europe) Limited	4,486,593 EUR	38,527
Straumann Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	210,346 CHF	(3,091)
Suedzucker AG	12/19/16	Credit Suisse Securities (Europe) Limited	259,480 EUR	12,159
Svenska Cellulosa AB	12/19/16	Credit Suisse Securities (Europe) Limited	517,518 SEK	(1,903)
SVG Capital PLC	12/19/16	Credit Suisse Securities (Europe) Limited	913,266 GBP	16,808
Swedbank AB	12/19/16	Credit Suisse Securities (Europe) Limited	40,647,207 SEK	33,134
Swedish Match AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,162,047 SEK	477
Swiss Prime Site REG	12/27/16	Credit Suisse Securities (Europe) Limited	66,006 CHF	(238)
Symrise AG	12/19/16	Credit Suisse Securities (Europe) Limited	65,514 EUR	(612)
TAG Immobilien AG	12/19/16	Credit Suisse Securities (Europe) Limited	53,057 EUR	(343)
Tate & Lyle PLC	12/19/16	Credit Suisse Securities (Europe) Limited	213,192 GBP	7,887
Teleperformance	12/19/16	Credit Suisse Securities (Europe) Limited	184,930 EUR	(1,500)
Temenos Group AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	200,132 CHF	(1,835)
Thales SA	12/19/16	Credit Suisse Securities (Europe) Limited	138,548 EUR	1,398
Thule Group PLC/The	12/19/16	Credit Suisse Securities (Europe) Limited	1,273,483 SEK	6,204
Tieto Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	135,308 EUR	119
Tim Participacs ADR	09/25/17	Credit Suisse Securities (Europe) Limited	5,917,135 USD	53,659
Tokio Marine Holdings, Inc.	05/15/17	Morgan Stanley Capital Services LLC	3,800 JPY	(6,148)
Total SA	12/19/16	Credit Suisse Securities (Europe) Limited	7,746,435 EUR	272,416
TripAdvisor, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,101,632 USD	24,235
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	20,243,454 USD	445,343
TUI Group AG	12/19/16	Credit Suisse Securities (Europe) Limited	6,831,766 EUR	15,155
Ubisoft Entertainment	12/19/16	Credit Suisse Securities (Europe) Limited	243,880 EUR	(5,599)
UBM PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,984,858 GBP	(122,895)
Umicore	12/20/16	Credit Suisse Securities (Europe) Limited	91,506 EUR	1,003
Unibet Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	439,837 SEK	356
Unilever PLC	12/19/16	Credit Suisse Securities (Europe) Limited	125,709 GBP	954
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	9,280,710 USD	458,344
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	17,707,115 USD	874,496

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Utilities Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	43,894 GBP	$114
Valmet Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	136,196 EUR	(307)
Valora Holdings AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	198,071 CHF	554
Vestas Wind Systems A/S	12/08/17	Credit Suisse Securities (Europe) Limited	685,361 DKK	(1,102)
Vitrolife AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,615,170 SEK	3,215
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	6,335,679 GBP	228,937
Vodafone Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	12,390,429 GBP	76,406
Vonovia SE	12/19/16	Credit Suisse Securities (Europe) Limited	112,686 EUR	(2,359)
Wetherspoon (J.D.) PLC	12/19/16	Credit Suisse Securities (Europe) Limited	58,744 GBP	145
Wolters Kluwer	12/19/16	Credit Suisse Securities (Europe) Limited	68,513 EUR	(191)
Worldline SA	12/19/16	Credit Suisse Securities (Europe) Limited	56,701 EUR	(1,433)
XL Group PLC	05/15/17	Morgan Stanley Capital Services LLC	62,041 USD	(14,269)
Ypsomed Holding AG REG	12/27/16	Credit Suisse Securities (Europe) Limited	328,097 CHF	840

Total Buys				$5,101,156

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	9,553,009 CHF	137,808
Air Liquide SA	12/19/16	Credit Suisse Securities (Europe) Limited	4,062,971 EUR	44,979
Allianz SE REG	12/19/16	Credit Suisse Securities (Europe) Limited	2,894,008 EUR	107,097
Altran Technologies SA	12/19/16	Credit Suisse Securities (Europe) Limited	560,628 EUR	18,803
AT&T, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	2,700,084 USD	43,824
Bayer AG REG	07/06/18	Morgan Stanley Capital Services LLC	1,982,752 EUR	75,446
Bouygues SA	12/19/16	Credit Suisse Securities (Europe) Limited	1,259,561 EUR	5,971
Bovespa Index	10/13/16	Morgan Stanley Capital Services LLC	56,013,818 BRL	289,202
British Land Co. PLC	01/02/18	Credit Suisse Securities (Europe) Limited	248,120 GBP	14,924
BT Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	745,818 GBP	20,788
Bureau Veritas SA	12/19/16	Credit Suisse Securities (Europe) Limited	3,368,718 EUR	58,534
Capgemini	12/19/16	Credit Suisse Securities (Europe) Limited	920,619 EUR	3,622
CNP Assurances	12/19/16	Credit Suisse Securities (Europe) Limited	1,399,235 EUR	14,062
CSL, Ltd.	03/02/17	Morgan Stanley Capital Services LLC	10,879,697 AUD	112,964
Danone	12/19/16	Credit Suisse Securities (Europe) Limited	1,093,029 EUR	557
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	12,471,722 USD	(571,551)
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	10,367,408 USD	(475,115)
Delta Lloyd NV	12/19/16	Credit Suisse Securities (Europe) Limited	924,571 EUR	(7,027)
Deutsche Telekom AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	4,431,751 EUR	115,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Distribuidora Internacional	12/28/16	Credit Suisse Securities (Europe) Limited	2,996,707 EUR	$88,040
Financial Select Sector	05/15/17	Morgan Stanley Capital Services LLC	26,757 USD	155,101
Givaudan REG	12/27/16	Credit Suisse Securities (Europe) Limited	302,604 CHF	4,197
GlaxoSmithKline PLC	06/25/18	Morgan Stanley Capital Services LLC	5,318,995 GBP	(97,391)
Hennes & Mauritz AB	12/19/16	Credit Suisse Securities (Europe) Limited	2,528,071 SEK	2,612
HSBS Holdings PLC	12/19/16	Credit Suisse Securities (Europe) Limited	12,923,432 GBP	(124,624)
iBoxx Liquid High Yield Index	12/20/16	JPMorgan Chase Bank, N.A.	2,983,000 USD	(12,260)
iBoxx Liquid High Yield Index	12/20/16	JPMorgan Chase Bank, N.A.	2,983,000 USD	(11,477)
iBoxx Liquid High Yield Index	12/20/16	JPMorgan Chase Bank, N.A.	2,983,000 USD	(13,038)
iBoxx Liquid High Yield Index	12/20/16	JPMorgan Chase Bank, N.A.	2,988,000 USD	(45,613)
iBoxx Liquid High Yield Index	12/20/16	Morgan Stanley Capital Services LLC	2,990,000 USD	(43,114)
Ingenico Group	03/27/18	Credit Suisse Securities (Europe) Limited	461,232 EUR	1,810
International Business Machines Corp.	05/24/17	Morgan Stanley Capital Services LLC	12,165,978 USD	(314,708)
iShares MSCI Brazil Capped ETF	09/25/17	Credit Suisse Securities (Europe) Limited	3,306,918 USD	10,317
iShares MSCI EAFE Index	05/15/17	Morgan Stanley Capital Services LLC	6,727 USD	(567,429)
JCDecaux SA	12/19/16	Credit Suisse Securities (Europe) Limited	27,651 EUR	768
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	1,477,605 EUR	92,808
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	1,909,063 EUR	119,907
L’ Oreal	12/19/16	Credit Suisse Securities (Europe) Limited	924,937 EUR	5,533
Legal & General Group PLC	01/17/18	Credit Suisse Securities (Europe) Limited	1,218,504 GBP	(61,667)
Marks & Spencer Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	155,052 GBP	(6,517)
Merck KgaA	07/06/18	Morgan Stanley Capital Services LLC	5,464,218 EUR	(80,552)
Mosaic Co.	05/24/17	Morgan Stanley Capital Services LLC	15,283,071 USD	877,525
Mosaic Co.	10/25/16	Credit Suisse Securities (Europe) Limited	2,968,109 USD	170,423
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	899,021 CHF	3,012
Omnicrom Group	09/25/17	Credit Suisse Securities (Europe) Limited	2,711,195 USD	(24,785)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ProSiebenSat.1 Media	12/19/16	Credit Suisse Securities (Europe) Limited	1,102,624 EUR	$13,021
RELX NV	12/19/16	Credit Suisse Securities (Europe) Limited	1,208,603 EUR	(7,253)
S&P Regional Banks Select Industry Index	05/15/17	Morgan Stanley Capital Services LLC	22,095 USD	(256,400)
Sainsbury PLC	12/19/16	Credit Suisse Securities (Europe) Limited	2,466,682 GBP	101,998
Sandvik AB	12/19/16	Credit Suisse Securities (Europe) Limited	53,121,262 SEK	(161,622)
Siemens AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	4,263,293 EUR	90,191
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	5,741,991 USD	135,305
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	9,761,419 USD	230,019
Standard Chartered PLC	12/19/16	Credit Suisse Securities (Europe) Limited	2,114,692 GBP	46,319
Storebrand ASA	11/13/17	Credit Suisse Securities (Europe) Limited	18,091,447 NOK	(20,814)
Telefonica Brasil	09/25/17	Credit Suisse Securities (Europe) Limited	3,018,521 USD	49,249
Telefonica SA	12/28/16	Credit Suisse Securities (Europe) Limited	12,566,136 EUR	736,456
Telenor ASA	11/13/17	Credit Suisse Securities (Europe) Limited	3,797,389 NOK	(1,390)
Tesco PLC	12/19/16	Credit Suisse Securities (Europe) Limited	359,460 GBP	(3,593)
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,277,013 USD	(1,888,842)
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,943,763 USD	(1,283,217)
Verizon Communications, Inc.	09/25/17	Credit Suisse Securities (Europe) Limited	2,548,161 USD	28,119
Vinci SA	12/19/16	Credit Suisse Securities (Europe) Limited	594,443 EUR	5,541
Vodacom Group Ltd.	11/27/17	Credit Suisse Securities (Europe) Limited	5,288,606 ZAR	9,058
WPP PLC	12/19/16	Credit Suisse Securities (Europe) Limited	2,472,600 GBP	14,072

Total Sells				$(2,024,316)

Total OTC Total Return Swaps Outstanding				$3,076,840

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2016

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	$(420,287)	$—	$(420,287)
Receives	Three-Month Libor	1.77%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	(529,660)	—	(529,660)
Receives	Three-Month Libor	1.18%	02/24/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	(41,171)	—	(41,171)
Receives	Three-Month Libor	0.94%	07/18/19	Morgan Stanley & Co. LLC	1,465,000 USD	4,942	—	4,942
Receives	Three-Month Libor	1.03%	08/03/20	Morgan Stanley & Co. LLC	4,000,000 USD	14,585	—	14,585
Receives	Three-Month Libor	1.10%	04/06/20	Morgan Stanley & Co. LLC	1,600,000 USD	320	—	320
Receives	Three-Month Libor	1.30%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	(29,585)	—	(29,585)
Receives	Three-Month Libor	1.52%	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	8,419	—	8,419

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.56%	09/28/26	Morgan Stanley & Co. LLC	3,600,000 USD	$(32,330)	$—	$(32,330)
Receives	Three-Month Libor	1.62%	07/27/26	Morgan Stanley & Co. LLC	1,900,000 USD	(24,582)	4,658	(29,240)
Receives	Three-Month Libor	1.92%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(58,219)	—	(58,219)
Receives	Three-Month Libor	2.04%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	(202,908)	—	(202,908)
Receives	Three-Month Libor	2.27%	01/26/26	Morgan Stanley & Co. LLC	2,000,000 USD	(144,594)	—	(144,594)
Receives	Three-Month Libor	2.30%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(175,338)	—	(175,338)
Receives	Three-Month Libor	2.33%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(2,905,900)	—	(2,905,900)
Receives	Three-Month Libor	2.53%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(188,613)	—	(188,613)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(4,724,921)	$4,658	$(4,729,579)

OTC Interest Rate Swaps Outstanding at September 30, 2016

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	BRL-CDI	12.05%	01/02/20	Morgan Stanley Capital Services LLC	24,412,000 BRL	$95,566	$—	$95,566

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CDI	Average One-Day Interbank Deposit
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

PIK	Payment in Kind
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2016 (Unaudited)

Assets:
Total investments in securities, at value (cost of $4,396,541,246)[1]	$4,511,485,755
Cash	101,801,893
Cash denominated in foreign currencies (cost of $42,038,890)	42,181,468
Segregated cash balance with broker for securities sold short	1,035,138,484
Segregated cash balance with custodian for derivative financial instruments	197,195,017
Segregated cash balance with broker for futures contracts	139,595,648
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	60,041,935
Unrealized appreciation on forward foreign currency exchange contracts	5,161,437
Income receivable	17,963,432
Receivable for investments sold	108,305,516
Receivable for Fund shares sold	9,411,811
Receivable for periodic payments from swap contracts	411,579
Variation margin receivable	6,114,258
Swap contracts, premium paid	5,299,117
Unrealized appreciation on swap contracts	17,701,912
Prepaid expenses and other assets	208,070

Total Assets	6,258,017,332

Liabilities:
Securities sold short, at value (proceeds of $1,054,574,956)	1,079,343,744
Securities lending collateral payable	75,432,909
Cash received as collateral with broker for swaps and reverse repurchase agreements	3,532,867
Cash received as collateral with custodian for derivative financial instruments	260,000
Options written, at value (premiums received $1,479,212)	1,054,245
Unrealized depreciation on forward foreign currency exchange contracts	4,633,786
Payable for reverse repurchase agreements	253,640,222
Payable for investments purchased	156,058,568
Payable for Fund shares redeemed	9,708,221
Payable for periodic payments from swap contracts	1,697,182
Variation margin payable	4,810,695
Swap contracts, premium received	13,793,834
Unrealized depreciation on swap contracts	16,020,154
Dividend and interest income payable on securities sold short	1,854,754
Management fee payable	22,112,388
Payable to Investment Adviser	125,365
Accrued expenses and other liabilities	5,061,783

Total Liabilities	1,649,140,717

Net Assets	$4,608,876,615

Net Assets Consist of:
Paid-in capital	$4,636,028,307
Accumulated undistributed net investment loss	(2,570,772)
Accumulated undistributed net realized loss	(121,959,378)
Net unrealized appreciation	97,378,458

Net Assets	$4,608,876,615

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2016 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$3,805,311,314
Class I Shares outstanding, no par value, unlimited shares authorized	373,464,203

Net asset value per share	$10.19

Class D Shares
Net Assets	$542,854,047
Class D Shares outstanding, no par value, unlimited shares authorized	53,420,391

Net asset value per share	$10.16

Class Y Shares
Net Assets	$260,711,254
Class Y Shares outstanding, no par value, unlimited shares authorized	25,759,850

Net asset value per share	$10.12

[1]	Includes $73,647,817 of investments in securities on loan.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2016 (Unaudited)

Investment Income:
Interest	$73,444,997
Dividends (including net foreign taxes withheld of $1,001,530)	14,503,047

Total income	87,948,044

Expenses:
Management fees	$43,332,732
Administration fees	2,373,918
Custodian fees	1,360,399
Trustees’ fees	149,135
Distribution fees — Class D	482,160
Shareholder service fees	3,027,874
Registration fees	114,193
Printing and postage fees	233,398
Professional fees	860,361
Dividends and interest on securities sold short	10,858,029
Financing fees on securities sold short	4,629,119
Line of credit fee	124,033
Interest fees	3,280,350
Other	100,589

Total expenses	70,926,290

Net investment income	17,021,754

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	53,538,408
Net realized loss on securities sold short	(33,202,831)
Net realized loss on forward foreign currency exchange contracts	(6,084,365)
Net realized gain on foreign currency transactions	1,935,383
Net realized loss on futures contracts	(11,606,609)
Net realized gain on options written	6,443,387
Net realized gain on swap contracts	13,160,791
Net change in unrealized appreciation on investments in securities	148,924,556
Net change in unrealized depreciation on securities sold short	(41,714,572)
Net change in unrealized appreciation on forward foreign currency exchange contracts	8,509,854
Net change in unrealized depreciation on foreign currency translations	(1,266,101)
Net change in unrealized appreciation on futures contracts	13,066,608
Net change in unrealized depreciation on options written	(284,360)
Net change in unrealized depreciation on swap contracts	(1,461,521)

Net realized and unrealized gain	149,958,628

Net increase in net assets resulting from operations	$166,980,382

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2016 (unaudited)	Year Ended 3/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,021,754	$(12,483,973)
Net realized gain (loss)	24,184,164	(66,483,451)
Net unrealized appreciation (depreciation)	125,774,464	(50,984,364)

Net increase (decrease) in net assets resulting from operations	166,980,382	(129,951,788)

Distributions:
Distributions from net investment income:
Class I Shares	—	(3,702,838)
Class Y Shares	—	(488,507)
Distributions from net realized capital gains:
Class I Shares	—	(73,631,835)
Class D Shares	—	(441,956)
Class Y Shares	—	(7,796,834)

Total distributions to shareholders	—	(86,061,970)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	733,417,369	3,910,819,502
Proceeds from sale of Class D Shares	575,216,055	22,137,119
Proceeds from sale of Class Y Shares	61,069,575	526,320,778
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	51,201,807
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	433,787
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	8,117,600
Shareholder redemptions:
Cost of Class I Shares redeemed	(989,909,584)	(947,827,550)
Cost of Class D Shares redeemed	(67,830,130)	(4,664,169)
Cost of Class Y Shares redeemed	(153,517,211)	(276,627,275)

Net increase in net assets resulting from capital transactions	158,446,074	3,289,911,599

Net increase in net assets	325,426,456	3,073,897,841

Net Assets:
Beginning of period	4,283,450,159	1,209,552,318

End of period	$4,608,876,615	$4,283,450,159

Accumulated undistributed net investment loss	$(2,570,772)	$(19,592,526)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2016 (unaudited)	Year Ended 3/31/2016
Share Transactions:
Class I Shares
Beginning of period	399,185,175	105,770,058
Shares issued	73,208,551	382,065,472
Reinvestment in Shares	—	5,074,510
Shares redeemed	(98,929,523)	(93,724,865)

Net change in shares resulting from share transactions	(25,720,972)	293,415,117

End of period	373,464,203	399,185,175

Class D Shares
Beginning of period	2,325,127	579,311
Shares issued	57,850,667	2,170,565
Reinvestment in Shares	—	43,034
Shares redeemed	(6,755,403)	(467,783)

Net change in shares resulting from share transactions	51,095,264	1,745,816

End of period	53,420,391	2,325,127

Class Y Shares
Beginning of period	34,829,511	10,263,435
Shares issued	6,151,442	50,691,043
Reinvestment in Shares	—	810,949
Shares redeemed	(15,221,103)	(26,935,916)

Net change in shares resulting from share transactions	(9,069,661)	24,566,076

End of period	25,759,850	34,829,511

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2016 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$166,980,382
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in securities	(6,311,579,046)
Proceeds from disposition of investments in securities	6,308,107,777
Proceeds from securities sold short	1,821,725,868
Payments to cover securities sold short	(1,948,962,006)
Premiums paid on closing options written	(4,020,739)
Proceeds from premiums received from options written	9,598,058
Net realized gain on investments in securities	(53,538,408)
Net realized loss on securities sold short	33,202,831
Net realized gain on options written	(6,443,387)
Net change in accretion of bond discount and amortization of bond and swap premium	(8,477,600)
Net change in unrealized appreciation on investments in securities	(148,924,556)
Net change in unrealized depreciation on securities sold short	41,714,572
Net change in unrealized depreciation on options written	284,360
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	84,132,949
Segregated cash balance with custodian for derivative financial instruments	(71,585,424)
Segregated cash balance with broker for futures contracts	(23,433,517)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(6,132,070)
Unrealized appreciation on forward foreign currency exchange contracts	4,719,557
Income receivable	(1,457,671)
Receivable for periodic payments from swap contracts	1,478,929
Variation margin receivable	2,900,952
Swap contracts, premium paid	4,870,538
Unrealized appreciation on swap contracts	4,642,380
Prepaid expenses and other assets	(123,825)
Increase (decrease) in liabilities:
Securities lending collateral payable	(45,485,969)
Cash received as collateral with broker for swaps and reverse repurchase agreements	(9,566)
Cash received as collateral with custodian for derivative financial instruments	(902,865)
Unrealized depreciation on forward foreign currency exchange contracts	(13,229,411)
Swap contracts, premium received	7,756,514
Unrealized depreciation on swap contracts	1,095,896
Variation margin payable	1,687,177
Payable for periodic payments from swap contracts	(3,851,069)
Dividend and interest income payable on securities sold short	(1,308,712)
Management fee payable	2,840,037
Accrued expenses and other liabilities	2,163,314
Payable to Investment Adviser	94,736

Net cash used in operating activities	$(149,469,014)

Cash Flows from Financing Activities
Proceeds from shares sold	1,369,149,207
Cost of shares repurchased	(1,213,338,136)
Proceeds from reverse repurchase agreements	1,112,536,517
Repayment of reverse repurchase agreements	(1,066,231,517)

Net cash provided by financing activities	202,116,071

Net increase in cash and foreign currency	52,647,057
Cash and foreign currency, beginning of period	91,336,304

Cash and foreign currency, end of period	$143,983,361

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$2,048,531

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2016 (unaudited)	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.04	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.33	(0.26)	0.53

Total From Investment Operations	0.37	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	—	(0.01)	(0.02)
From net realized capital gains	—	(0.24)	(0.04)

Total Distributions	—	(0.25)	(0.06)

Net Asset Value, End of Period	$10.19	$9.82	$10.38

Total Return	3.77%[3]	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.06%[5]	3.22%	3.41%[5]
Recoupment (reimbursement) from Investment Adviser	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.06%[5]	3.27%	3.17%[5]
Excluded expenses[6]	(0.84)%[5]	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.22%[5]	2.34%	2.40%[5]

Net investment income (loss)	0.75%[5]	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$3,805,311	$3,921,027	$1,097,917
Portfolio turnover	85%[3]	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2016 (unaudited)	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.03	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.32	(0.26)	0.48

Total From Investment Operations	0.35	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	—	—	(0.01)
From net realized capital gains	—	(0.24)	(0.04)

Total Distributions	—	(0.24)	(0.05)

Net Asset Value, End of Period	$10.16	$9.81	$10.38

Total Return	3.57%[3]	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.31%[5]	3.47%	3.54%[5]
Recoupment (reimbursement) from Investment Adviser	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.31%[5]	3.49%	3.40%[5]
Excluded expenses[6]	(1.09)%[5]	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.22%[5]	2.31%	2.40%[5]

Net investment income (loss)	0.52%[5]	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$542,854	$22,811	$6,012
Portfolio turnover	85%[3]	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2016 (unaudited)	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.04	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.33	(0.25)	0.31

Total From Investment Operations	0.37	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	—	(0.02)	—
From net realized capital gains	—	(0.24)	—

Total Distributions	—	(0.26)	—

Net Asset Value, End of Period	$10.12	$9.75	$10.29

Total Return	3.79%[3]	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	2.96%[5]	3.12%	3.26%[5]
Recoupment (reimbursement) from Investment Adviser	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.96%[5]	3.12%	3.19%[5]
Excluded expenses[7]	(0.84)%[5]	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.12%[5]	2.20%	2.40%[5]

Net investment income (loss)	0.84%[5]	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$260,711	$339,613	$105,624
Portfolio turnover	85%[3]	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended September 30, 2016 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2016, the Fund had not issued any Class R Shares.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of nontraditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. The applicable Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ending September 30, 2016.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2016, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

Short-term investments, such as money market funds, are valued at NAV. These securities are categorized as Level 1 within the fair value hierarchy.

Derivative Financial Instruments

OTC derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2016, the values of these Level 3 securities for the Fund were $5,656,991. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”),

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although other ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and other ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short in the Consolidated

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Statement of Operations. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2016, the Fund had $101,801,893 in domestic cash and $42,181,468 in foreign cash held at a major U.S. bank.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. The Fund expects the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

For the open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Organization Costs

Organizational expenses associated with the establishment of the Fund were expensed by the Fund as incurred and reimbursed by the Investment Adviser in accordance with the terms of the Expense Limitation and Reimbursement Agreement (see Note 7).

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At September 30, 2016, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s’ custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor its obligations and by monitoring the financial stability of those

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2016, the face value of open reverse repurchase agreements for the Fund was $253,098,000. The weighted average daily balances of reverse repurchase agreements outstanding during the period ended September 30, 2016 for the Fund was approximately $248,901,716, at a weighted average weekly interest rate of 2.31%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(5,475,382)	$5,475,382	$—	$—
Credit Suisse Securities (USA) LLC	(50,270,229)	50,270,229	—	—
JPMorgan Chase Bank, N.A.	(52,347,843)	52,347,843	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(85,527,395)	85,527,395	—	—
Royal Bank of Canada	(58,976,204)	58,976,204	—	—
Wells Fargo Securities LLC	(1,043,169)	1,043,169	—	—

Total	$(253,640,222)	$253,640,222	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2016 was $345,933,813 and $12,054,728, respectively.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$(183,365,919)	$(26,556,471)	$(13,404,414)	$(223,326,804)
Asset-Backed Securities	—	(21,772,464)	—	—	(21,772,464)
Cash	(8,540,954)	—	—	—	(8,540,954)

Total	$(8,540,954)	$(205,138,383)	$(26,556,471)	$(13,404,414)	$(253,640,222)

Gross amount of recognized liabilities for reverse repurchase agreements					$(253,640,222)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of September 30, 2016, the market value of securities loaned for the Fund amounted to $73,647,817 and the Fund had received cash collateral of $75,432,909. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table presents the SLA by borrower/counterparty, which are subject to offset under the SLA, as well as the collateral delivered related to those SLA by class of collateral and summarized by the remaining contractual maturity of the transactions. The Fund may not use securities lending agreements and

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

related collateral governed by an SLA to offset reverse repurchase agreements and related collateral governed by an MRA (see above) or derivatives contracts and related collateral governed by an ISDA (see Note 4).

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount(2)
BNP Paribas Prime Brokerage, Inc.	$27,166	$(27,166)	$—
BNP Paribas Securities Corp.	8,464,515	(8,464,515)	—
Citadel Clearing LLC	2,449,524	(2,449,524)	—
Citigroup Global Markets, Inc.	12,529,075	(12,529,075)	—
Deutsche Bank Securities, Inc.	5,443,836	(5,443,836)	—
Goldman Sachs & Co.	8,784,663	(8,784,663)	—
Industrial & Commercial Bank of China Financial Services LLC	1,735,000	(1,735,000)	—
JP Morgan Securities LLC	8,221,082	(8,221,082)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,023,345	(5,023,345)	—
Morgan Stanley & Co. LLC	9,792,113	(9,792,113)	—
Natixis Securities Americas, LLC	34,628	(34,628)	—
Pershing LLC	1,080,108	(1,080,108)	—
Sanford C. Bernstein & Co. LLC	1,206,217	(1,206,217)	—
SG Americas Securities, LLC	4,377,148	(4,377,148)	—
Timber Hill LLC	1,080,780	(1,080,780)	—
UBS Securities LLC	2,932,069	(2,916,935)	15,134
Wedbush Securities, Inc.	64,394	(64,394)	—
Wells Fargo Bank National Association	199,327	(198,564)	763
Wells Fargo Securities, Inc.	202,827	(202,827)	—

Total	$73,647,817	$(73,631,920)	$15,897

(1)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(2)	The net amount represents additional collateral to be allocated to the Fund on the next business day.

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Agreements
Common Stock	$(46,347,267)	$—	$—	$—	$(46,347,267)
Corporate Bonds & Notes	(27,300,550)	—	—	—	(27,300,550)

Total	$(73,647,817)	$—	$—	$—	$(73,647,817)

Gross amount of recognized liabilities for securities lending agreements					$(73,647,817)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Recent Accounting Pronouncements

In January 2016, the Financial Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU No. 2016-01 is not expected to have a material impact on the consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendment provides guidance on management’s responsibility in evaluating whether there is substantial doubt about the Fund’s ability to continue as a going concern and related footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the organization Fund’s ability to continue as a going concern within one year from the date the financial statements are issued or are available to be issued. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management’s plans to address the substantial doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. The guidance is effective for annual periods ending after December 15, 2016, and interim periods and annual periods thereafter. Early adoption is permitted. The adoption of this guidance did not have a material impact on the consolidated financial statements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Options Written

The Fund’s transactions in written call and put options during the period ended September 30, 2016 were as follows:

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2016	2,786	—	$366,780	711,263	—	$1,978,500
Options written	2,349,167	—	2,458,081	1,712,299	—	7,139,977
Options bought back	(24,115)	—	(1,642,069)	(1,082,729)	—	(5,506,075)
Options expired	(2,271,912)	—	(631,936)	(132,706)	—	(2,684,046)

Options Outstanding, September 30, 2016	55,926	—	$550,856	1,208,127	—	$928,356

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

At September 30, 2016, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Swap contracts, at fair value (a)	$95,566	Swap contracts, at fair value (a)	$—
	Centrally cleared swaps, at fair value (b)	28,266	Centrally cleared swaps, at fair value (b)	(4,753,187)
	Unrealized appreciation on futures contracts (b)	4,604,932	Unrealized depreciation on futures contracts (b)	(3,751,042)
	Purchased options, at fair value (c)	16,266	Options written, at value	—
Equity	Swap contracts, at fair value (a)	14,913,460	Swap contracts, at fair value (a)	(10,996,273)
	Unrealized appreciation on futures contracts (b)	6,027,786	Unrealized depreciation on futures contracts (b)	(6,358,794)
	Purchased options, at fair value (c)	14,301,005	Options written, at value	(1,054,245)
Commodity	Unrealized appreciation on futures contracts (b)	11,238,014	Unrealized depreciation on futures contracts (b)	(10,061,030)
Credit	Swap contracts, at fair value (a)	3,680,190	Swap contracts, at fair value (a)	(14,505,902)
	Centrally cleared swaps, at fair value (b)	11,534,180	Centrally cleared swaps, at fair value (b)	(6,759,920)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	5,161,437	Unrealized depreciation on forward foreign currency exchange contracts	(4,633,786)
	Unrealized appreciation on futures contracts (b)	4,728,776	Unrealized depreciation on futures contracts (b)	(2,353,875)

Total		$76,329,878		$(65,228,054)

Amounts not subject to MNA(1)		(51,076,219)		36,452,250

Total gross amounts subject to MNA		$25,253,659		$(28,775,804)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable master netting arrangements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended September 30, 2016:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$1,965,661,378	$—	$(5,646)	$(515,439)	$13,681,876	$—	$13,160,791
Future contracts	3,683,585,481	(976,925)	5,693,450	—	(27,011,122)	10,687,988	(11,606,609)
Purchased options (c)(d)	—	—	—	—	(25,730,448)	—	(25,730,448)
Options Written (e)	—	—	—	—	6,443,387	—	6,443,387
Forward foreign currency exchange contracts	1,493,668,449	—	—	—	—	(6,084,365)	(6,084,365)

		$(976,925)	$5,687,804	$(515,439)	$(32,616,307)	$4,603,623	$(23,817,244)

(1)	Averages are based on monthly activity levels during the period ended September 30, 2016.

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$(720,908)	$3,485,917	$(4,226,530)	$—	$(1,461,521)
Future contracts (b)	4,605,814	877,633	—	4,830,037	2,753,124	13,066,608
Purchased options (c)	—	(204,198)	—	(767,726)	—	(971,924)
Options Written	—	—	—	(284,360)	—	(284,360)
Forward foreign currency exchange contracts	—	—	—	—	8,509,854	8,509,854

	$4,605,814	$(47,473)	$3,485,917	$(448,579)	$11,262,978	$18,858,657

(a)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(b)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

(d)	The notional of FX OTC options purchased is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options purchased for the Fund were contracts of approximately 23,507,926 for the period ended September 30, 2016.

(e)	The notional of FX OTC options written is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options written for the Fund were contracts of approximately 1,099,250 for the period ended September 30, 2016.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain master netting agreements or similar agreements (“MNA”) that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2016:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Bank of America, N.A.	$1,763,986	$(31,274)	$(849,193)	$—	$883,519
Credit Suisse International	67,600	—	(67,600)	—	—
Credit Suisse Securities (Europe) Limited	8,191,274	(8,191,274)	—	—	—
Deutsche Bank AG	664,981	—	—	—	664,981
JPMorgan Chase Bank, N.A.	2,593,451	(746,240)	—	—	1,847,211
Morgan Stanley & Co. International plc	394,148	(246,306)	—	—	147,842
Morgan Stanley Capital Services LLC	5,127,960	(5,127,960)	—	—	—
State Street Bank and Trust Company	232,799	—	—	—	232,799

Cayman Subsidiary
Morgan Stanley Capital Services LLC	289,202	(289,202)	—	—	—
State Street Bank and Trust Company	3,589,453	(2,452,125)	(740,000)	—	397,328

Domestic Subsidiary III
State Street Bank and Trust Company	25,024	(25,024)	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	2,301,062	(489,530)	(1,811,532)	—	—
State Street Bank and Trust Company	12,719	(516)	—	—	12,203

Total	$25,253,659	$(17,599,451)	$(3,468,325)	$—	$4,185,883

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(31,274)	$31,274	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(8,333,645)	8,191,274	142,371	—	—
Goldman Sachs International	(1,696,039)	—	1,696,039	—	—
JPMorgan Chase Bank, N.A.	(746,240)	746,240	—	—	—
Merrill Lynch Capital Services, Inc.	(1,894,932)	—	1,894,932	—	—
Morgan Stanley & Co. International plc	(246,306)	246,306	—	—	—
Morgan Stanley Capital Services LLC	(7,649,516)	5,127,960	2,521,556	—	—

Cayman Subsidiary
Credit Suisse International	(959,311)	—	959,311	—	—
Morgan Stanley Capital Services LLC	(1,517,182)	289,202	1,227,980	—	—
State Street Bank and Trust Company	(2,452,125)	2,452,125	—	—	—

Domestic Subsidiary III
Credit Suisse International	(1,928,570)	—	1,928,570	—	—
JPMorgan Chase Bank, N.A.	(82,388)	—	82,388	—	—
Morgan Stanley Capital Services LLC	(43,114)	—	—	—	(43,114)
State Street Bank and Trust Company	(705,116)	25,024	680,092	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(489,530)	489,530	—	—	—
State Street Bank and Trust Company	(516)	516	—	—	—

Total	$(28,775,804)	$17,599,451	$11,133,239	$—	$(43,114)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2016.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,253,363,991	$142,876,227	$—	$1,396,240,218
Asset-Backed Securities	—	418,076,486	—	418,076,486
Convertible Bond	—	13,806,919	—	13,806,919
Bank Loans	—	5,923,103	1,070,109	6,993,212
Corporate Bonds & Notes	—	323,918,904	4,586,883	328,505,787
Sovereign Debt	—	333,523,801	—	333,523,801
Mortgage-Backed Securities	—	1,174,608,917	—	1,174,608,917
U.S. Government Sponsored Agency Securities	—	26,676,472	—	26,676,472
U.S. Treasury Obligations	—	119,837,245	—	119,837,245
Exchange-Traded Funds	97,392,911	—	—	97,392,911
Purchased Options	11,770,484	2,546,787	—	14,317,271
Short-Term Investment — Money Market Fund	325,367,280	—	—	325,367,280
Subtotal	$1,687,894,666	$2,561,794,861	$5,656,992	$4,255,346,519
Investments Valued at NAV				256,139,236
Total Investments in Securities				$4,511,485,755
Forward Foreign Currency Exchange Contracts	—	5,161,437	—	5,161,437
Futures Contracts	26,599,508	—	—	26,599,508
Centrally Cleared Credit Default Swaps	—	11,534,180	—	11,534,180
OTC Credit Default Swaps	—	2,668,638	—	2,668,638
OTC Total Return Swaps	—	15,925,012	—	15,925,012
Centrally Cleared Interest Rate Swaps	—	28,266	—	28,266
OTC Interest Rate Swaps	—	95,566	—	95,566
Total Assets	$1,714,494,174	$2,597,207,960	$5,656,992	$4,573,498,362

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,068,483,420	$10,860,324	$—	$1,079,343,744
Options Written	952,141	102,104	—	1,054,245
Reverse Repurchase Agreements	—	253,640,222	—	253,640,222
Securities Lending Collateral Payable	—	75,432,909	—	75,432,909
Forward Foreign Currency Exchange Contracts	—	4,633,786	—	4,633,786
Futures Contracts	22,524,741	—	—	22,524,741
Centrally Cleared Credit Default Swaps	—	6,759,920	—	6,759,920
OTC Credit Default Swaps	—	12,654,003	—	12,654,003
OTC Total Return Swaps	—	12,848,172	—	12,848,172
Centrally Cleared Interest Rate Swaps	—	4,753,187	—	4,753,187
Total Liabilities	$1,091,960,302	$381,684,627	$—	$1,473,644,929

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(2)	N/A	—	N/A	127,425,000	12 months	128,714,236	256,139,236

(1) The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2) Investments are redeemable quarterly upon 30 - 45 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended September 30, 2016, the amount of transfers from Level 1 to Level 2 was $75,944,599 and $(4,766,553) for common stock and securities sold short, respectively, as a result of the Fair Value Trigger. As of September 30, 2016, the Fair Value Factor was applied as price movements did meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers in and out of Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Loans	Corporate Bonds & Notes	Total
Balance as of March 31, 2016	$460,576	$—	$460,576
Transfers In	35,264	—	35,264
Transfers Out	(236,570)	—	(236,570)
Purchases	747,670	3,328,462	4,076,132
Sales	(45,104)	—	(45,104)
Amortization	100,333	—	100,333
Net realized gain	6,319	—	6,319
Net change in unrealized appreciation	1,621	1,258,421	1,260,042

Balance as of September 30, 2016	$1,070,109	$4,586,883	$5,656,992

Net change in unrealized appreciation related to investments still held as of September 30, 2016	$1,621	$1,258,421	$1,260,042

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2016.

Assets	Fair Value at September 30, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Loans	$1,070,109	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	4,586,883	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$5,656,992

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the period ended September 30, 2016, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates. Class Y

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the period ended September 30, 2016, the Fund paid the Investment Adviser $43,332,732 in management fees. From this amount, the Investment Adviser paid $22,347,715 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.97% (annualized) of the Fund’s average daily net assets. The Investment Adviser also paid $782,847 in sub-advisory fees to Blackstone Senfina Advisors LLC, a Sub-Adviser that, during the period ended September 30, 2016, was an affiliate of the Investment Adviser, with respect to the Multi-Strategy Fund, which amounted to 0.03% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or service fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 21, 2018 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the period ended September 30, 2016, there were no repayments or potential future repayments to the Investment Adviser.

Interfund Trades

The Fund may purchase from or sell securities to other affiliated Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the period ended September 30, 2016, the Fund purchased $3,495,846 of securities from an affiliated Fund.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations and U.S. Government Sponsored Agency Securities) (including maturities), other than short-term investments (if applicable), for the period ended September 30, 2016 were as follows:

Purchases	$3,597,230,836
Sales	$3,649,338,704

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2016 (Unaudited)

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2015. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $60,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month LIBOR Rate per annum (1.78% at September 30, 2016). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 30, 2017, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the period ended September 30, 2016, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended Septemper 30, 2016. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2016	Ending Account Value 9/30/2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,037.70	$15.63	3.06%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.73	$15.42	3.06%

Class D
Actual	$1,000.00	$1,035.70	$16.89	3.31%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.47	$16.67	3.31%

Class Y
Actual	$1,000.00	$1,037.90	$15.12	2.96%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.23	$14.92	2.96%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Supplemental Information

September 30, 2016 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Declaration of Trust. The Trustees, with the exception of Mr. Gilbert, were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub- advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Blackstone Senfina Advisors L.L.C.
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Nephila Capital, Ltd.
•	Rail-Splitter Capital Management, LLC
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC
•	Wellington Management Company LLP

Compensation for Trustees

The Trust pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid $72,000 per fiscal year for his or her services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year from the Trust. The Trustees are paid by the Trust for their travel expenses related to Board meetings, continuing education and conferences.

Form N-Q Filings

The Trust files complete schedules of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Supplemental Information (Continued)

September 30, 2016 (Unaudited)

the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2016 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on May 17-18, 2016 and August 25-26, 2016, the Board, including all of the Independent Trustees, considered and unanimously approved the sub-advisory agreements for the Fund (“Renewed Sub-Advisory Agreements,” and “Amended and Restated Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

Renewed Sub-Advisory Agreements (approved at May meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Good Hill Partners LP
•	Nephila Capital, Ltd.
•	Rail-Splitter Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Waterfall Asset Management, LLC

Renewed Sub-Advisory Agreements (approved at August meeting)

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Emso Partners Limited
•	GS Investment Strategies, LLC

Amended and Restated Sub-Advisory Agreements (approved at August meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	D.E. Shaw Investment Management, L.L.C.
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Wellington Management Company LLP

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met.

Before the meetings, the Board received materials prepared by independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements. The Board had

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Supplemental Information (Continued)

September 30, 2016 (Unaudited)

requested and received materials prepared by BAIA and BAAM relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; performance and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution, allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreements; and (2) a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure. Before the meetings, the Board received each Sub-Adviser’s responses to Information Requests under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) services; (iii) material business dealings with Blackstone and the Funds’ service providers; (iv) the Sub-Adviser’s business plan for the Fund for the coming year; (v) costs, fees, other benefits, and profitability; and (iv) risk management and regulatory compliance matters.

With respect to the Amended and Restated Sub-Advisory Agreements, the Board received, among other things, information about the changes from the original sub-advisory agreements, as well as copies of the information reviewed in connection with the approvals of that Sub-Adviser’s original sub-advisory agreements.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its recent consideration and approval of the original sub-advisory agreements with those Sub-Advisers, and the fact that the proposed changes to the original sub-advisory agreements were not substantive, and were not expected to result in any change in the nature, extent and quality of the services provided to the Fund.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve all of the Sub-Advisory Agreements on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition, (2) investment expertise and strengths; (3) percentage of assets that are allocated to the Sub-Adviser; (4) investment return on the assets that are managed by the Sub-Adviser and related investment risks; (5) the Sub-Adviser’s experience and performance as a hedge fund manager, where applicable, and the extent to which the Sub-Adviser’s strategy for the Fund overlapped with its hedge fund strategy; (6) the Sub-Adviser’s experience and performance as a sub-adviser to Fund; and (7) the experience and depth of the Sub-Adviser’s portfolio management team managing hedge fund and other products and its ability to manage risk. The Board concluded that the nature, extent, and quality of the sub-advisory services provided were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the year-to-date, 2015 and inception-to-date investment return of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Supplemental Information (Continued)

September 30, 2016 (Unaudited)

fees and fund operating expenses), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and the Sub-Adviser’s strategy such as annualized return, volatility, Sharpe ratio, beta statistics, and alpha statistics.

On the basis of the Board’s assessment, the Board concluded that where available the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of generating an appropriate level of services to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the sub-advisory fee for managing the allocated Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Fund (where available), and the Sub-Adviser’s responses to inquiries regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that the Sub-Adviser devoted to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which the Sub-Adviser’s investment process is scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of the Sub-Advisory Agreements were the result of separate arm’s-length negotiations between BAIA and each Sub-Adviser. The Board considered information comparing the sub-advisory fee to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining each Sub-Adviser as a sub-adviser to the Fund has on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the sub-advisers based on allocations of Fund assets among the sub-advisers. The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangements with each Sub-Adviser, including economies of scale and the breakpoints in place for certain Sub-Advisers. The Board discussed the current breakpoints in the sub-advisory fees payable to each Sub-Adviser, which are based on the amount of allocated assets of the Fund (together with other Blackstone allocations). The Board noted that it would have the opportunity to periodically re-examine whether each of the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that, although not directly related to the sub-advisory fees payable to each Sub-Adviser, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that each Sub-Adviser benefited from its relationship with BAAM. The Board concluded that any other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Supplemental Information (Continued)

September 30, 2016 (Unaudited)

Other Considerations

The Board reviewed and considered certain terms and conditions of the Sub-Advisory Agreements. After discussion, the Board concluded that the terms of the Sub-Advisory Agreements were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Advisory Agreement in the future.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of the federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval of the Sub-Advisory Agreements on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was also assisted by the advice of independent legal counsel in making these determinations.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev May, 2016

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes—information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Heritage Drive

North Quincy, MA 02171

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP 30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/bammf. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 28, 2016

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 28, 2016